UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)

Charles P. Nelson
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)

Registrant's telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: June 30, 2014

ITEM 1.    REPORTS TO STOCKHOLDERS

GREAT-WEST FUNDS, INC.

Great-West Lifetime Asset Allocation Funds (Classes T, T1 and L)

Semi-Annual Report

June 30, 2014

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Funds. Such offering is made only by the prospectus of the Funds, which includes details as to offering price and other information.

Great-West Lifetime 2015 Fund I

Summary of Investments by Asset Class as of June 30, 2014

Asset Class	Percentage of Fund Investments
Bond	59.90%
International Equity	6.97%
Large Cap Equity	12.05%
Mid Cap Equity	5.18%
Real Estate Equity	6.20%
Small Cap Equity	2.69%
Fixed Interest Contract	7.01%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(1/01/14)	(6/30/14)	(1/01/14 - 6/30/14)
Class T
Actual	$1,000.00	$1,053.60	$2.46

Hypothetical
(5% return before expenses)	$1,000.00	$1,022.40	$2.43

Class T1
Actual	$1,000.00	$1,053.00	$2.98

Hypothetical
(5% return before expenses)	$1,000.00	$1,021.90	$2.93

*Expenses are equal to the Fund's annualized expense ratio of 0.48% for the Class T shares and 0.58% for the Class T1 shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the investment period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, 0.36%.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Lifetime 2015 Fund II

Summary of Investments by Asset Class as of June 30, 2014

Asset Class	Percentage of Fund Investments
Bond	51.05%
International Equity	9.34%
Large Cap Equity	16.16%
Mid Cap Equity	6.94%
Real Estate Equity	6.92%
Small Cap Equity	3.59%
Fixed Interest Contract	6.00%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(1/01/14)	(6/30/14)	(1/01/14 - 6/30/14)
Class T
Actual	$1,000.00	$1,056.80	$2.47

Hypothetical
(5% return before expenses)	$1,000.00	$1,022.40	$2.43

Class T1
Actual	$1,000.00	$1,055.60	$2.98

Hypothetical
(5% return before expenses)	$1,000.00	$1,021.90	$2.93

Class L
Actual	$1,000.00	$1,055.20	$3.80

Hypothetical
(5% return before expenses)	$1,000.00	$1,021.10	$3.74

*Expenses are equal to the Fund's annualized expense ratio of 0.49% for the Class T shares, 0.59% for the Class T1 shares and 0.74% for the Class L shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the investment period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, 0.37%.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Lifetime 2015 Fund III

Summary of Investments by Asset Class as of June 30, 2014

Asset Class	Percentage of Fund Investments
Bond	42.59%
International Equity	11.60%
Large Cap Equity	20.12%
Mid Cap Equity	8.63%
Real Estate Equity	7.57%
Small Cap Equity	4.49%
Fixed Interest Contract	5.00%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(1/01/14)	(6/30/14)	(1/01/14 - 6/30/14)
Class T
Actual	$1,000.00	$1,059.10	$2.57

Hypothetical
(5% return before expenses)	$1,000.00	$1,022.30	$2.53

Class T1
Actual	$1,000.00	$1,058.20	$3.09

Hypothetical
(5% return before expenses)	$1,000.00	$1,021.80	$3.03

*Expenses are equal to the Fund's annualized expense ratio of 0.50% for the Class T shares and 0.60% for the Class T1 shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the investment period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, 0.38%.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Lifetime 2025 Fund I

Summary of Investments by Asset Class as of June 30, 2014

Asset Class	Percentage of Fund Investments
Bond	50.39%
International Equity	11.66%
Large Cap Equity	16.81%
Mid Cap Equity	7.22%
Real Estate Equity	5.87%
Small Cap Equity	4.45%
Fixed Interest Contract	3.60%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(1/01/14)	(6/30/14)	(1/01/14 - 6/30/14)
Class T
Actual	$1,000.00	$1,056.30	$2.57

Hypothetical
(5% return before expenses)	$1,000.00	$1,022.30	$2.53

Class T1
Actual	$1,000.00	$1,055.10	$3.08

Hypothetical
(5% return before expenses)	$1,000.00	$1,021.80	$3.03

*Expenses are equal to the Fund's annualized expense ratio of 0.51% for the Class T shares and 0.61% for the Class T1 shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the investment period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, 0.39%.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Lifetime 2025 Fund II

Summary of Investments by Asset Class as of June 30, 2014

Asset Class	Percentage of Fund Investments
Bond	37.14%
International Equity	15.61%
Large Cap Equity	22.53%
Mid Cap Equity	9.68%
Real Estate Equity	6.40%
Small Cap Equity	5.98%
Fixed Interest Contract	2.66%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(1/01/14)	(6/30/14)	(1/01/14 - 6/30/14)
Class T
Actual	$1,000.00	$1,058.30	$2.68

Hypothetical
(5% return before expenses)	$1,000.00	$1,022.20	$2.63

Class T1
Actual	$1,000.00	$1,058.10	$3.19

Hypothetical
(5% return before expenses)	$1,000.00	$1,021.70	$3.13

Class L
Actual	$1,000.00	$1,057.10	$3.91

Hypothetical
(5% return before expenses)	$1,000.00	$1,021.00	$3.84

*Expenses are equal to the Fund's annualized expense ratio of 0.52% for the Class T shares, 0.62% for the Class T1 shares and 0.77% for the Class L shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the investment period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, 0.40%.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Lifetime 2025 Fund III

Summary of Investments by Asset Class as of June 30, 2014

Asset Class	Percentage of Fund Investments
Bond	24.25%
International Equity	19.46%
Large Cap Equity	28.10%
Mid Cap Equity	12.07%
Real Estate Equity	6.92%
Small Cap Equity	7.46%
Fixed Interest Contract	1.74%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(1/01/14)	(6/30/14)	(1/01/14 - 6/30/14)
Class T
Actual	$1,000.00	$1,061.30	$2.68

Hypothetical
(5% return before expenses)	$1,000.00	$1,022.20	$2.63

Class T1
Actual	$1,000.00	$1,060.90	$3.19

Hypothetical
(5% return before expenses)	$1,000.00	$1,021.70	$3.13

*Expenses are equal to the Fund's annualized expense ratio of 0.53% for the Class T shares and 0.63% for the Class T1 shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the investment period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, 0.41%.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Lifetime 2035 Fund I

Summary of Investments by Asset Class as of June 30, 2014

Asset Class	Percentage of Fund Investments
Bond	31.41%
International Equity	20.00%
Large Cap Equity	24.16%
Mid Cap Equity	10.38%
Real Estate Equity	5.54%
Small Cap Equity	7.51%
Fixed Interest Contract	1.00%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(1/01/14)	(6/30/14)	(1/01/14 - 6/30/14)
Class T
Actual	$1,000.00	$1,059.30	$2.78

Hypothetical
(5% return before expenses)	$1,000.00	$1,022.10	$2.73

Class T1
Actual	$1,000.00	$1,058.30	$3.29

Hypothetical
(5% return before expenses)	$1,000.00	$1,021.60	$3.23

*Expenses are equal to the Fund's annualized expense ratio of 0.54% for the Class T shares and 0.64% for the Class T1 shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the investment period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, 0.42%.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Lifetime 2035 Fund II

Summary of Investments by Asset Class as of June 30, 2014

Asset Class	Percentage of Fund Investments
Bond	16.88%
International Equity	24.69%
Large Cap Equity	29.88%
Mid Cap Equity	12.84%
Real Estate Equity	5.89%
Small Cap Equity	9.28%
Fixed Interest Contract	0.54%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(1/01/14)	(6/30/14)	(1/01/14 - 6/30/14)
Class T
Actual	$1,000.00	$1,061.40	$2.78

Hypothetical
(5% return before expenses)	$1,000.00	$1,022.10	$2.73

Class T1
Actual	$1,000.00	$1,060.50	$3.30

Hypothetical
(5% return before expenses)	$1,000.00	$1,021.60	$3.23

Class L
Actual	$1,000.00	$1,060.20	$4.12

Hypothetical
(5% return before expenses)	$1,000.00	$1,020.80	$4.04

*Expenses are equal to the Fund's annualized expense ratio of 0.55% for the Class T shares, 0.65% for the Class T1 shares and 0.80% for the Class L shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the investment period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, 0.43%.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Lifetime 2035 Fund III

Summary of Investments by Asset Class as of June 30, 2014

Asset Class	Percentage of Fund Investments
Bond	7.96%
International Equity	27.60%
Large Cap Equity	33.29%
Mid Cap Equity	14.31%
Real Estate Equity	6.23%
Small Cap Equity	10.36%
Fixed Interest Contract	0.25%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(1/01/14)	(6/30/14)	(1/01/14 - 6/30/14)
Class T
Actual	$1,000.00	$1,063.20	$2.79

Hypothetical
(5% return before expenses)	$1,000.00	$1,022.10	$2.73

Class T1
Actual	$1,000.00	$1,062.90	$3.30

Hypothetical
(5% return before expenses)	$1,000.00	$1,021.60	$3.23

*Expenses are equal to the Fund's annualized expense ratio of 0.55% for the Class T shares and 0.65% for the Class T1 shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the investment period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, 0.43%.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Lifetime 2045 Fund I

Summary of Investments by Asset Class as of June 30, 2014

Asset Class	Percentage of Fund Investments
Bond	18.04%
International Equity	27.21%
Large Cap Equity	27.71%
Mid Cap Equity	11.90%
Real Estate Equity	5.22%
Small Cap Equity	9.92%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(1/01/14)	(6/30/14)	(1/01/14 - 6/30/14)
Class T
Actual	$1,000.00	$1,060.00	$2.78

Hypothetical
(5% return before expenses)	$1,000.00	$1,022.10	$2.73

Class T1
Actual	$1,000.00	$1,059.70	$3.30

Hypothetical
(5% return before expenses)	$1,000.00	$1,021.60	$3.23

*Expenses are equal to the Fund's annualized expense ratio of 0.55% for the Class T shares and 0.65% for the Class T1 shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the investment period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, 0.43%.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Lifetime 2045 Fund II

Summary of Investments by Asset Class as of June 30, 2014

Asset Class	Percentage of Fund Investments
Bond	9.01%
International Equity	30.39%
Large Cap Equity	30.89%
Mid Cap Equity	13.26%
Real Estate Equity	5.41%
Small Cap Equity	11.04%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(1/01/14)	(6/30/14)	(1/01/14 - 6/30/14)
Class T
Actual	$1,000.00	$1,062.10	$2.89

Hypothetical
(5% return before expenses)	$1,000.00	$1,022.00	$2.83

Class T1
Actual	$1,000.00	$1,061.40	$3.40

Hypothetical
(5% return before expenses)	$1,000.00	$1,021.50	$3.34

Class L
Actual	$1,000.00	$1,060.70	$4.12

Hypothetical
(5% return before expenses)	$1,000.00	$1,020.80	$4.04

*Expenses are equal to the Fund's annualized expense ratio of 0.56% for the Class T shares, 0.66% for the Class T1 shares and 0.81% for the Class L shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the investment period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, 0.44%.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Lifetime 2045 Fund III

Summary of Investments by Asset Class as of June 30, 2014

Asset Class	Percentage of Fund Investments
Bond	5.21%
International Equity	31.69%
Large Cap Equity	32.18%
Mid Cap Equity	13.82%
Real Estate Equity	5.58%
Small Cap Equity	11.52%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(1/01/14)	(6/30/14)	(1/01/14 - 6/30/14)
Class T
Actual	$1,000.00	$1,062.30	$2.89

Hypothetical
(5% return before expenses)	$1,000.00	$1,022.00	$2.83

Class T1
Actual	$1,000.00	$1,061.60	$3.40

Hypothetical
(5% return before expenses)	$1,000.00	$1,021.50	$3.34

*Expenses are equal to the Fund's annualized expense ratio of 0.56%% for the Class T shares and 0.66% for the Class T1 shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the investment period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, 0.44%.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Lifetime 2055 Fund I

Summary of Investments by Asset Class as of June 30, 2014

Asset Class	Percentage of Fund Investments
Bond	15.18%
International Equity	31.06%
Large Cap Equity	26.62%
Mid Cap Equity	11.42%
Real Estate Equity	4.88%
Small Cap Equity	10.84%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(1/01/14)	(6/30/14)	(1/01/14 - 6/30/14)
Class T
Actual	$1,000.00	$1,060.20	$2.88

Hypothetical
(5% return before expenses)	$1,000.00	$1,022.00	$2.83

Class T1
Actual	$1,000.00	$1,059.20	$3.4

Hypothetical
(5% return before expenses)	$1,000.00	$1,021.50	$3.34

*Expenses are equal to the Fund's annualized expense ratio of 0.56% for the Class T shares and 0.66% for the Class T1 shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the investment period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, 0.44%.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Lifetime 2055 Fund II

Summary of Investments by Asset Class as of June 30, 2014

Asset Class	Percentage of Fund Investments
Bond	8.02%
International Equity	33.83%
Large Cap Equity	29.02%
Mid Cap Equity	12.43%
Real Estate Equity	4.92%
Small Cap Equity	11.78%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(1/01/14)	(6/30/14)	(1/01/14 - 6/30/14)
Class T
Actual	$1,000.00	$1,061.00	$2.89

Hypothetical
(5% return before expenses)	$1,000.00	$1,022.00	$2.83

Class T1
Actual	$1,000.00	$1,060.10	$3.40

Hypothetical
(5% return before expenses)	$1,000.00	$1,021.50	$3.34

Class L
Actual	$1,000.00	$1,059.90	$4.12

Hypothetical
(5% return before expenses)	$1,000.00	$1,020.80	$4.04

*Expenses are equal to the Fund's annualized expense ratio of 0.56% for the Class T shares, 0.66% for the Class T1 shares and 0.81% for the Class L shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the investment period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, 0.44%.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Lifetime 2055 Fund III

Summary of Investments by Asset Class as of June 30, 2014

Asset Class	Percentage of Fund Investments
Bond	5.02%
International Equity	35.04%
Large Cap Equity	29.95%
Mid Cap Equity	12.86%
Real Estate Equity	4.93%
Small Cap Equity	12.20%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(1/01/14)	(6/30/14)	(1/01/14 - 6/30/14)
Class T
Actual	$1,000.00	$1,061.30	$2.89

Hypothetical
(5% return before expenses)	$1,000.00	$1,022.00	$2.83

Class T1
Actual	$1,000.00	$1,060.60	$3.40

Hypothetical
(5% return before expenses)	$1,000.00	$1,021.50	$3.34

*Expenses are equal to the Fund's annualized expense ratio of 0.56% for the Class T shares and 0.66% for the Class T1 shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the investment period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, 0.44%.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2015 FUND I
Schedule of Investments
As of June 30, 2014 (Unaudited)

Shares		Fair Value
BOND MUTUAL FUNDS
628,969	American Century Inflation Adjusted Bond Fund A	$7,553,923
2,388,563	Great-West Bond Index Fund Initial Class(a)	32,532,228
1,807,086	Great-West Federated Bond Fund Initial Class(a)	19,498,454
909,606	Great-West Loomis Sayles Bond Fund Initial Class(a)	13,080,133
1,510,131	Great-West Putnam High Yield Bond Fund Initial Class(a)	13,258,951
664,081	Great-West Short Duration Bond Fund Initial Class(a)	6,906,442
674,312	Great-West Templeton Global Bond Fund Initial Class(a)	6,614,997
313,339	Metropolitan West High Yield Bond Fund	3,277,522
1,071,089	Oppenheimer International Bond Fund A	6,640,754
TOTAL BOND MUTUAL FUNDS — 49.62% (Cost $109,388,246)		$109,363,404
EQUITY MUTUAL FUNDS
27,457	Allianz NFJ Small Cap Value Fund A	967,589
46,150	Cohen & Steers International Realty Fund	550,568
225,913	Great-West American Century Growth Fund Initial Class(a)	2,988,823
425,024	Great-West Ariel Mid Cap Value Fund(a)	748,043
220,921	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)	2,971,390
502,109	Great-West International Index Fund Initial Class(a)	5,975,102
33,926	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	973,349
104,380	Great-West MFS International Growth Fund Initial Class(a)	1,352,772
140,074	Great-West MFS International Value Fund Initial Class(a)	1,641,662
336,893	Great-West Multi-Manager Large Cap Growth Fund Initial Class(a)	2,994,983
243,229	Great-West Putnam Equity Income Fund Initial Class(a)	3,641,139
474,605	Great-West Real Estate Index Fund Initial Class(a)	5,519,653

Shares		Fair Value
Equity Mutual Funds — (continued)
764,465	Great-West S&P 500® Index Fund Initial Class(a)	$13,294,043
380,110	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)	5,724,453
223,314	Great-West S&P Small Cap 600® Index Fund Initial Class(a)	2,961,149
175,213	Great-West T. Rowe Price Equity Income Fund Initial Class(a)	3,651,443
59,097	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	1,381,092
22,255	Harbor International Fund Investor	1,631,485
24,543	Invesco Developing Markets Fund R5	859,004
81,651	Invesco Global Real Estate Fund R5	1,056,567
37,421	Invesco International Growth Fund R5	1,363,264
22,028	Invesco Small Cap Discovery Fund A	263,232
32,107	Janus Triton Fund	770,253
118,953	Nuveen Real Estate Securities Fund	2,745,425
49,325	Oppenheimer Developing Markets Fund A	1,985,327
1,952,979	PIMCO Real Return Fund	22,674,087
110,444	T. Rowe Price Real Estate Fund	2,743,425
50,597	Third Avenue Real Estate Value Fund	1,610,995
22,722	Wells Fargo Advantage Common Stock Fund A	591,679
TOTAL EQUITY MUTUAL FUNDS — 43.39% (Cost $85,192,778)		$95,631,996
Account Balance
FIXED INTEREST CONTRACT
15,458,130(b)	Great-West Life & Annuity Contract(a) 1.55% (c)	15,458,130
TOTAL FIXED INTEREST CONTRACT — 7.01% (Cost $15,458,130)		$15,458,130
TOTAL INVESTMENTS — 100.02% (Cost $210,039,154)		$220,453,530
OTHER ASSETS & LIABILITIES, NET — (0.02)%		$(37,440)
TOTAL NET ASSETS — 100.00%		$220,416,090

(a)	Issuer is considered an affiliate of the Fund.

(b)	Account Balance and Cost represent net deposits and approximate fair value.

(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2014.

See Notes to Financial Statements.
Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2015 FUND II
Schedule of Investments
As of June 30, 2014 (Unaudited)

Shares		Fair Value
BOND MUTUAL FUNDS
2,477,191	American Century Inflation Adjusted Bond Fund A	$29,751,059
9,376,401	Great-West Bond Index Fund Initial Class(a)	127,706,588
7,086,888	Great-West Federated Bond Fund Initial Class(a)	76,467,526
3,572,668	Great-West Loomis Sayles Bond Fund Initial Class(a)	51,374,963
5,920,465	Great-West Putnam High Yield Bond Fund Initial Class(a)	51,981,680
2,614,744	Great-West Short Duration Bond Fund Initial Class(a)	27,193,339
2,657,304	Great-West Templeton Global Bond Fund Initial Class(a)	26,068,152
1,234,623	Metropolitan West High Yield Bond Fund	12,914,155
4,218,008	Oppenheimer International Bond Fund A	26,151,650
TOTAL BOND MUTUAL FUNDS — 42.28% (Cost $430,103,823)		$429,609,112
EQUITY MUTUAL FUNDS
167,084	Allianz NFJ Small Cap Value Fund A	5,888,048
247,879	Cohen & Steers International Realty Fund	2,957,198
1,395,566	Great-West American Century Growth Fund Initial Class(a)	18,463,337
2,595,142	Great-West Ariel Mid Cap Value Fund(a)	4,567,450
1,366,411	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)	18,378,226
3,118,823	Great-West International Index Fund Initial Class(a)	37,113,998
206,056	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	5,911,742
647,873	Great-West MFS International Growth Fund Initial Class(a)	8,396,441
873,077	Great-West MFS International Value Fund Initial Class(a)	10,232,460
2,078,433	Great-West Multi-Manager Large Cap Growth Fund Initial Class(a)	18,477,274
1,509,679	Great-West Putnam Equity Income Fund Initial Class(a)	22,599,898
2,395,338	Great-West Real Estate Index Fund Initial Class(a)	27,857,786

Shares		Fair Value
Equity Mutual Funds - (continued)
4,720,860	Great-West S&P 500® Index Fund Initial Class(a)	$82,095,760
2,347,159	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)	35,348,211
1,382,498	Great-West S&P Small Cap 600® Index Fund Initial Class(a)	18,331,917
1,085,596	Great-West T. Rowe Price Equity Income Fund Initial Class(a)	22,623,816
368,677	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	8,615,985
139,176	Harbor International Fund Investor	10,202,958
150,865	Invesco Developing Markets Fund R5	5,280,262
447,263	Invesco Global Real Estate Fund R5	5,787,577
231,236	Invesco International Growth Fund R5	8,423,929
135,790	Invesco Small Cap Discovery Fund A	1,622,696
194,728	Janus Triton Fund	4,671,529
603,935	Nuveen Real Estate Securities Fund	13,938,811
305,483	Oppenheimer Developing Markets Fund A	12,295,692
7,686,080	PIMCO Real Return Fund	89,235,387
559,494	T. Rowe Price Real Estate Fund	13,897,830
277,659	Third Avenue Real Estate Value Fund	8,840,663
140,138	Wells Fargo Advantage Common Stock Fund A	3,649,202
TOTAL EQUITY MUTUAL FUNDS — 51.74% (Cost $450,500,801)		$525,706,083
Account Balance
FIXED INTEREST CONTRACT
61,005,621(b)	Great-West Life & Annuity Contract(a) 1.55% (c)	61,005,621
TOTAL FIXED INTEREST CONTRACT — 6.00% (Cost $61,005,621)		$61,005,621
TOTAL INVESTMENTS — 100.02% (Cost $941,610,245)		$1,016,320,816
OTHER ASSETS & LIABILITIES, NET — (0.02)%		$(174,787)
TOTAL NET ASSETS — 100.00%		$1,016,146,029

(a)	Issuer is considered an affiliate of the Fund.

(b)	Account Balance and Cost represent net deposits and approximate fair value.

(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2014.

See Notes to Financial Statements.
Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2015 FUND III
Schedule of Investments
As of June 30, 2014 (Unaudited)

Shares		Fair Value
BOND MUTUAL FUNDS
85,562	American Century Inflation Adjusted Bond Fund A	$1,027,600
324,593	Great-West Bond Index Fund Initial Class(a)	4,420,959
245,610	Great-West Federated Bond Fund Initial Class(a)	2,650,130
123,576	Great-West Loomis Sayles Bond Fund Initial Class(a)	1,777,024
205,146	Great-West Putnam High Yield Bond Fund Initial Class(a)	1,801,186
90,204	Great-West Short Duration Bond Fund Initial Class(a)	938,124
91,740	Great-West Templeton Global Bond Fund Initial Class(a)	899,970
42,723	Metropolitan West High Yield Bond Fund	446,878
145,717	Oppenheimer International Bond Fund A	903,443
TOTAL BOND MUTUAL FUNDS — 35.27% (Cost $14,752,465)		$14,865,314
EQUITY MUTUAL FUNDS
8,737	Allianz NFJ Small Cap Value Fund A	307,878
12,004	Cohen & Steers International Realty Fund	143,204
72,186	Great-West American Century Growth Fund Initial Class(a)	955,018
133,956	Great-West Ariel Mid Cap Value Fund(a)	235,762
70,200	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)	944,189
161,195	Great-West International Index Fund Initial Class(a)	1,918,224
10,759	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	308,679
33,380	Great-West MFS International Growth Fund Initial Class(a)	432,601
45,236	Great-West MFS International Value Fund Initial Class(a)	530,165
107,500	Great-West Multi-Manager Large Cap Growth Fund Initial Class(a)	955,679
77,789	Great-West Putnam Equity Income Fund Initial Class(a)	1,164,494
107,166	Great-West Real Estate Index Fund Initial Class(a)	1,246,343

Shares		Fair Value
Equity Mutual Funds — (continued)
243,704	Great-West S&P 500® Index Fund Initial Class(a)	$4,238,012
121,044	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)	1,822,922
71,387	Great-West S&P Small Cap 600® Index Fund Initial Class(a)	946,598
55,934	Great-West T. Rowe Price Equity Income Fund Initial Class(a)	1,165,664
19,090	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	446,133
7,205	Harbor International Fund Investor	528,187
7,698	Invesco Developing Markets Fund R5	269,437
21,458	Invesco Global Real Estate Fund R5	277,664
11,915	Invesco International Growth Fund R5	434,071
7,050	Invesco Small Cap Discovery Fund A	84,243
10,201	Janus Triton Fund	244,720
26,960	Nuveen Real Estate Securities Fund	622,241
15,721	Oppenheimer Developing Markets Fund A	632,780
265,602	PIMCO Real Return Fund	3,083,639
25,057	T. Rowe Price Real Estate Fund	622,411
13,229	Third Avenue Real Estate Value Fund	421,227
7,277	Wells Fargo Advantage Common Stock Fund A	189,495
TOTAL EQUITY MUTUAL FUNDS — 59.73% (Cost $23,031,159)		$25,171,680
Account Balance
FIXED INTEREST CONTRACT
2,109,413(b)	Great-West Life & Annuity Contract(a) 1.55% (c)	2,109,413
TOTAL FIXED INTEREST CONTRACT — 5.01% (Cost $2,109,413)		$2,109,413
TOTAL INVESTMENTS — 100.01% (Cost $39,893,037)		$42,146,407
OTHER ASSETS & LIABILITIES, NET — (0.01)%		$(5,639)
TOTAL NET ASSETS — 100.00%		$42,140,768

(a)	Issuer is considered an affiliate of the Fund.

(b)	Account Balance and Cost represent net deposits and approximate fair value.

(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2014.

See Notes to Financial Statements.
Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2025 FUND I
Schedule of Investments
As of June 30, 2014 (Unaudited)

Shares		Fair Value
BOND MUTUAL FUNDS
455,122	American Century Inflation Adjusted Bond Fund A	$5,466,017
3,234,207	Great-West Bond Index Fund Initial Class(a)	44,049,902
2,450,924	Great-West Federated Bond Fund Initial Class(a)	26,445,465
1,236,095	Great-West Loomis Sayles Bond Fund Initial Class(a)	17,775,047
2,038,979	Great-West Putnam High Yield Bond Fund Initial Class(a)	17,902,237
480,218	Great-West Short Duration Bond Fund Initial Class(a)	4,994,268
979,585	Great-West Templeton Global Bond Fund Initial Class(a)	9,609,730
421,609	Metropolitan West High Yield Bond Fund	4,410,022
1,556,280	Oppenheimer International Bond Fund A	9,648,936
TOTAL BOND MUTUAL FUNDS — 45.11% (Cost $139,933,758)		$140,301,624
EQUITY MUTUAL FUNDS
63,470	Allianz NFJ Small Cap Value Fund A	2,236,689
65,118	Cohen & Steers International Realty Fund	776,857
445,294	Great-West American Century Growth Fund Initial Class(a)	5,891,242
828,219	Great-West Ariel Mid Cap Value Fund(a)	1,457,665
434,077	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)	5,838,336
1,167,207	Great-West International Index Fund Initial Class(a)	13,889,759
78,279	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	2,245,837
240,616	Great-West MFS International Growth Fund Initial Class(a)	3,118,389
327,595	Great-West MFS International Value Fund Initial Class(a)	3,839,412
663,456	Great-West Multi-Manager Large Cap Growth Fund Initial Class(a)	5,898,127
479,762	Great-West Putnam Equity Income Fund Initial Class(a)	7,182,039
621,201	Great-West Real Estate Index Fund Initial Class(a)	7,224,564

Shares		Fair Value
Equity Mutual Funds — (continued)
1,502,142	Great-West S&P 500® Index Fund Initial Class(a)	$26,122,243
747,245	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)	11,253,507
523,965	Great-West S&P Small Cap 600® Index Fund Initial Class(a)	6,947,770
345,254	Great-West T. Rowe Price Equity Income Fund Initial Class(a)	7,195,084
116,651	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	2,726,142
52,105	Harbor International Fund Investor	3,819,842
65,652	Invesco Developing Markets Fund R5	2,297,818
117,336	Invesco Global Real Estate Fund R5	1,518,326
86,100	Invesco International Growth Fund R5	3,136,610
51,878	Invesco Small Cap Discovery Fund A	619,941
75,129	Janus Triton Fund	1,802,337
155,738	Nuveen Real Estate Securities Fund	3,594,445
133,709	Oppenheimer Developing Markets Fund A	5,381,799
1,415,585	PIMCO Real Return Fund	16,434,940
144,576	T. Rowe Price Real Estate Fund	3,591,258
73,273	Third Avenue Real Estate Value Fund	2,333,030
45,204	Wells Fargo Advantage Common Stock Fund A	1,177,126
TOTAL EQUITY MUTUAL FUNDS — 51.30% (Cost $137,023,104)		$159,551,134
Account Balance
FIXED INTEREST CONTRACT
11,205,132(b)	Great-West Life & Annuity Contract(a) 1.55% (c)	11,205,132
TOTAL FIXED INTEREST CONTRACT — 3.61% (Cost $11,205,132)		$11,205,132
TOTAL INVESTMENTS — 100.02% (Cost $288,161,994)		$311,057,890
OTHER ASSETS & LIABILITIES, NET — (0.02)%		$(52,740)
TOTAL NET ASSETS — 100.00%		$311,005,150

(a)	Issuer is considered an affiliate of the Fund.

(b)	Account Balance and Cost represent net deposits and approximate fair value.

(c)	Adjustable rate security; interest rate is subject to change. Interest rates shown reflects the rate in effect at June 30, 2014.

See Notes to Financial Statements.
Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2025 FUND II
Schedule of Investments
As of June 30, 2014 (Unaudited)

Shares		Fair Value
BOND MUTUAL FUNDS
1,719,219	American Century Inflation Adjusted Bond Fund A	$20,647,818
12,185,888	Great-West Bond Index Fund Initial Class(a)	165,971,792
9,219,771	Great-West Federated Bond Fund Initial Class(a)	99,481,328
4,654,847	Great-West Loomis Sayles Bond Fund Initial Class(a)	66,936,710
7,667,593	Great-West Putnam High Yield Bond Fund Initial Class(a)	67,321,464
1,816,206	Great-West Short Duration Bond Fund Initial Class(a)	18,888,541
3,687,671	Great-West Templeton Global Bond Fund Initial Class(a)	36,176,055
1,596,475	Metropolitan West High Yield Bond Fund	16,699,131
5,853,396	Oppenheimer International Bond Fund A	36,291,054
TOTAL BOND MUTUAL FUNDS — 33.24% (Cost $526,800,212)		$528,413,893
EQUITY MUTUAL FUNDS
437,003	Allianz NFJ Small Cap Value Fund A	15,399,978
401,199	Cohen & Steers International Realty Fund	4,786,308
3,046,780	Great-West American Century Growth Fund Initial Class(a)	40,308,895
5,682,482	Great-West Ariel Mid Cap Value Fund(a)	10,001,168
2,963,803	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)	39,863,145
8,012,843	Great-West International Index Fund Initial Class(a)	95,352,836
539,118	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	15,467,307
1,659,868	Great-West MFS International Growth Fund Initial Class(a)	21,511,889
2,243,749	Great-West MFS International Value Fund Initial Class(a)	26,296,737
4,537,494	Great-West Multi-Manager Large Cap Growth Fund Initial Class(a)	40,338,326
3,283,227	Great-West Putnam Equity Income Fund Initial Class(a)	49,149,913

Shares		Fair Value
Equity Mutual Funds — (continued)
3,366,595	Great-West Real Estate Index Fund Initial Class(a)	$39,153,500
10,306,651	Great-West S&P 500® Index Fund Initial Class(a)	179,232,665
5,120,025	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)	77,107,573
3,591,807	Great-West S&P Small Cap 600® Index Fund Initial Class(a)	47,627,365
2,361,243	Great-West T. Rowe Price Equity Income Fund Initial Class(a)	49,208,301
807,241	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	18,865,211
357,647	Harbor International Fund Investor	26,219,109
449,285	Invesco Developing Markets Fund R5	15,724,974
723,975	Invesco Global Real Estate Fund R5	9,368,238
592,593	Invesco International Growth Fund R5	21,588,168
345,052	Invesco Small Cap Discovery Fund A	4,123,366
516,393	Janus Triton Fund	12,388,270
847,924	Nuveen Real Estate Securities Fund	19,570,089
912,253	Oppenheimer Developing Markets Fund A	36,718,179
5,340,568	PIMCO Real Return Fund	62,003,991
785,274	T. Rowe Price Real Estate Fund	19,506,205
444,488	Third Avenue Real Estate Value Fund	14,152,489
310,455	Wells Fargo Advantage Common Stock Fund A	8,084,253
TOTAL EQUITY MUTUAL FUNDS — 64.12% (Cost $846,299,664)		$1,019,118,448
Account Balance
FIXED INTEREST CONTRACT
42,321,625(b)	Great-West Life & Annuity Contract(a) 1.55% (c)	42,321,625
TOTAL FIXED INTEREST CONTRACT — 2.66% (Cost $42,321,625)		$42,321,625
TOTAL INVESTMENTS — 100.02% (Cost $1,415,421,501)		$1,589,853,966
OTHER ASSETS & LIABILITIES, NET — (0.02)%		$(274,055)
TOTAL NET ASSETS — 100.00%		$1,589,579,911

(a)	Issuer is considered an affiliate of the Fund.

(b)	Account Balance and Cost represent net deposits and approximate fair value.

(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2014.

See Notes to Financial Statements.
Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2025 FUND III
Schedule of Investments
As of June 30, 2014 (Unaudited)

Shares		Fair Value
BOND MUTUAL FUNDS
70,536	American Century Inflation Adjusted Bond Fund A	$847,141
499,290	Great-West Bond Index Fund Initial Class(a)	6,800,325
377,951	Great-West Federated Bond Fund Initial Class(a)	4,078,089
190,470	Great-West Loomis Sayles Bond Fund Initial Class(a)	2,738,966
314,061	Great-West Putnam High Yield Bond Fund Initial Class(a)	2,757,457
73,731	Great-West Short Duration Bond Fund Initial Class(a)	766,807
151,194	Great-West Templeton Global Bond Fund Initial Class(a)	1,483,212
65,807	Metropolitan West High Yield Bond Fund	688,337
240,029	Oppenheimer International Bond Fund A	1,488,178
TOTAL BOND MUTUAL FUNDS — 21.71% (Cost $21,531,060)		$21,648,512
EQUITY MUTUAL FUNDS
34,226	Allianz NFJ Small Cap Value Fund A	1,206,126
30,160	Cohen & Steers International Realty Fund	359,813
238,508	Great-West American Century Growth Fund Initial Class(a)	3,155,461
441,339	Great-West Ariel Mid Cap Value Fund(a)	776,756
232,675	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)	3,129,479
627,069	Great-West International Index Fund Initial Class(a)	7,462,124
42,179	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	1,210,098
129,456	Great-West MFS International Growth Fund Initial Class(a)	1,677,752
175,637	Great-West MFS International Value Fund Initial Class(a)	2,058,467
355,268	Great-West Multi-Manager Large Cap Growth Fund Initial Class(a)	3,158,335
257,122	Great-West Putnam Equity Income Fund Initial Class(a)	3,849,117
222,443	Great-West Real Estate Index Fund Initial Class(a)	2,587,006

Shares		Fair Value
Equity Mutual Funds — (continued)
805,310	Great-West S&P 500® Index Fund Initial Class(a)	$14,004,336
400,382	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)	6,029,754
281,060	Great-West S&P Small Cap 600® Index Fund Initial Class(a)	3,726,857
184,917	Great-West T. Rowe Price Equity Income Fund Initial Class(a)	3,853,668
63,016	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	1,472,690
27,983	Harbor International Fund Investor	2,051,425
35,310	Invesco Developing Markets Fund R5	1,235,844
53,132	Invesco Global Real Estate Fund R5	687,522
46,224	Invesco International Growth Fund R5	1,683,933
27,486	Invesco Small Cap Discovery Fund A	328,462
40,320	Janus Triton Fund	967,280
56,133	Nuveen Real Estate Securities Fund	1,295,547
71,387	Oppenheimer Developing Markets Fund A	2,873,325
218,239	PIMCO Real Return Fund	2,533,756
52,032	T. Rowe Price Real Estate Fund	1,292,470
32,586	Third Avenue Real Estate Value Fund	1,037,550
24,080	Wells Fargo Advantage Common Stock Fund A	627,051
TOTAL EQUITY MUTUAL FUNDS — 76.56% (Cost $65,968,181)		$76,332,004
Account Balance
FIXED INTEREST CONTRACT
1,730,159(b)	Great-West Life & Annuity Contract(a) 1.55% (c)	1,730,159
TOTAL FIXED INTEREST CONTRACT — 1.74% (Cost $1,730,159)		$1,730,159
TOTAL INVESTMENTS — 100.01% (Cost $89,229,400)		$99,710,675
OTHER ASSETS & LIABILITIES, NET — (0.01)%		$(12,846)
TOTAL NET ASSETS — 100.00%		$99,697,829

(a)	Issuer is considered an affiliate of the Fund.

(b)	Account Balance and Cost represent net deposits and approximate fair value.

(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2014.

See Notes to Financial Statements.
Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2035 FUND I
Schedule of Investments
As of June 30, 2014 (Unaudited)

Shares		Fair Value
BOND MUTUAL FUNDS
99,990	American Century Inflation Adjusted Bond Fund A	$1,200,885
1,761,027	Great-West Bond Index Fund Initial Class(a)	23,985,183
1,332,586	Great-West Federated Bond Fund Initial Class(a)	14,378,605
672,962	Great-West Loomis Sayles Bond Fund Initial Class(a)	9,677,193
1,102,569	Great-West Putnam High Yield Bond Fund Initial Class(a)	9,680,559
103,559	Great-West Short Duration Bond Fund Initial Class(a)	1,077,008
563,683	Great-West Templeton Global Bond Fund Initial Class(a)	5,529,732
229,751	Metropolitan West High Yield Bond Fund	2,403,197
895,279	Oppenheimer International Bond Fund A	5,550,727
TOTAL BOND MUTUAL FUNDS — 29.96% (Cost $73,118,700)		$73,483,089
EQUITY MUTUAL FUNDS
84,910	Allianz NFJ Small Cap Value Fund A	2,992,219
53,448	Cohen & Steers International Realty Fund	637,640
503,226	Great-West American Century Growth Fund Initial Class(a)	6,657,682
932,302	Great-West Ariel Mid Cap Value Fund(a)	1,640,851
492,170	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)	6,619,689
1,543,939	Great-West International Index Fund Initial Class(a)	18,372,869
104,704	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	3,003,951
318,353	Great-West MFS International Growth Fund Initial Class(a)	4,125,859
432,066	Great-West MFS International Value Fund Initial Class(a)	5,063,815
749,540	Great-West Multi-Manager Large Cap Growth Fund Initial Class(a)	6,663,412
543,756	Great-West Putnam Equity Income Fund Initial Class(a)	8,140,020
454,042	Great-West Real Estate Index Fund Initial Class(a)	5,280,503

Shares		Fair Value
Equity Mutual Funds — (continued)
1,706,110	Great-West S&P 500® Index Fund Initial Class(a)	$29,669,260
847,861	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)	12,768,789
695,683	Great-West S&P Small Cap 600® Index Fund Initial Class(a)	9,224,757
391,020	Great-West T. Rowe Price Equity Income Fund Initial Class(a)	8,148,860
132,998	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	3,108,166
68,797	Harbor International Fund Investor	5,043,541
100,104	Invesco Developing Markets Fund R5	3,503,629
94,609	Invesco Global Real Estate Fund R5	1,224,245
113,702	Invesco International Growth Fund R5	4,142,146
67,637	Invesco Small Cap Discovery Fund A	808,265
100,236	Janus Triton Fund	2,404,663
113,452	Nuveen Real Estate Securities Fund	2,618,461
203,017	Oppenheimer Developing Markets Fund A	8,171,437
308,356	PIMCO Real Return Fund	3,580,017
105,370	T. Rowe Price Real Estate Fund	2,617,393
57,815	Third Avenue Real Estate Value Fund	1,840,816
50,769	Wells Fargo Advantage Common Stock Fund A	1,322,037
TOTAL EQUITY MUTUAL FUNDS — 69.06% (Cost $141,492,736)		$169,394,992
Account Balance
FIXED INTEREST CONTRACT
2,444,069(b)	Great-West Life & Annuity Contract(a) 1.55% (c)	2,444,069
TOTAL FIXED INTEREST CONTRACT — 1.00% (Cost $2,444,069)		$2,444,069
TOTAL INVESTMENTS — 100.02% (Cost $217,055,505)		$245,322,150
OTHER ASSETS & LIABILITIES, NET — (0.02)%		$(42,095)
TOTAL NET ASSETS — 100.00%		$245,280,055

(a)	Issuer is considered an affiliate of the Fund.

(b)	Account Balance and Cost represent net deposits and approximate fair value.

(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2014.

See Notes to Financial Statements.
Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2035 FUND II
Schedule of Investments
As of June 30, 2014 (Unaudited)

Shares		Fair Value
BOND MUTUAL FUNDS
270,428	American Century Inflation Adjusted Bond Fund A	$3,247,845
4,821,713	Great-West Bond Index Fund Initial Class(a)	65,671,724
3,644,643	Great-West Federated Bond Fund Initial Class(a)	39,325,702
1,844,561	Great-West Loomis Sayles Bond Fund Initial Class(a)	26,524,791
3,017,571	Great-West Putnam High Yield Bond Fund Initial Class(a)	26,494,273
287,903	Great-West Short Duration Bond Fund Initial Class(a)	2,994,187
1,538,139	Great-West Templeton Global Bond Fund Initial Class(a)	15,089,145
633,128	Metropolitan West High Yield Bond Fund	6,622,521
2,442,954	Oppenheimer International Bond Fund A	15,146,312
TOTAL BOND MUTUAL FUNDS — 16.10% (Cost $199,973,392)		$201,116,500
EQUITY MUTUAL FUNDS
532,366	Allianz NFJ Small Cap Value Fund A	18,760,576
325,133	Cohen & Steers International Realty Fund	3,878,839
3,170,753	Great-West American Century Growth Fund Initial Class(a)	41,949,058
5,890,680	Great-West Ariel Mid Cap Value Fund(a)	10,367,597
3,094,914	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)	41,626,600
9,709,704	Great-West International Index Fund Initial Class(a)	115,545,483
657,288	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	18,857,595
2,004,400	Great-West MFS International Growth Fund Initial Class(a)	25,977,025
2,722,166	Great-West MFS International Value Fund Initial Class(a)	31,903,783
4,722,528	Great-West Multi-Manager Large Cap Growth Fund Initial Class(a)	41,983,270
3,420,883	Great-West Putnam Equity Income Fund Initial Class(a)	51,210,623

Shares		Fair Value
Equity Mutual Funds — (continued)
2,370,512	Great-West Real Estate Index Fund Initial Class(a)	$27,569,054
10,750,550	Great-West S&P 500® Index Fund Initial Class(a)	186,952,065
5,342,467	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)	80,457,552
4,384,525	Great-West S&P Small Cap 600® Index Fund Initial Class(a)	58,138,803
2,460,954	Great-West T. Rowe Price Equity Income Fund Initial Class(a)	51,286,287
837,916	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	19,582,098
433,145	Harbor International Fund Investor	31,753,864
628,017	Invesco Developing Markets Fund R5	21,980,593
569,583	Invesco Global Real Estate Fund R5	7,370,398
716,726	Invesco International Growth Fund R5	26,110,320
428,446	Invesco Small Cap Discovery Fund A	5,119,931
631,127	Janus Triton Fund	15,140,738
595,003	Nuveen Real Estate Securities Fund	13,732,660
1,277,637	Oppenheimer Developing Markets Fund A	51,424,892
839,811	PIMCO Real Return Fund	9,750,202
551,991	T. Rowe Price Real Estate Fund	13,711,459
353,812	Third Avenue Real Estate Value Fund	11,265,389
320,962	Wells Fargo Advantage Common Stock Fund A	8,357,850
TOTAL EQUITY MUTUAL FUNDS — 83.38% (Cost $860,622,939)		$1,041,764,604
Account Balance
FIXED INTEREST CONTRACT
6,725,642(b)	Great-West Life & Annuity Contract(a) 1.55% (c)	6,725,642
TOTAL FIXED INTEREST CONTRACT — 0.54% (Cost $6,725,642)		$6,725,642
TOTAL INVESTMENTS — 100.02% (Cost $1,067,321,973)		$1,249,606,746
OTHER ASSETS & LIABILITIES, NET — (0.02)%		$(215,327)
TOTAL NET ASSETS — 100.00%		$1,249,391,419

(a)	Issuer is considered an affiliate of the Fund.

(b)	Account Balance and Cost represent net deposits and approximate fair value.

(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2014.

See Notes to Financial Statements.
Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2035 FUND III
Schedule of Investments
As of June 30, 2014 (Unaudited)

Shares		Fair Value
BOND MUTUAL FUNDS
10,196	American Century Inflation Adjusted Bond Fund A	$122,452
171,647	Great-West Bond Index Fund Initial Class(a)	2,337,828
130,114	Great-West Federated Bond Fund Initial Class(a)	1,403,929
65,041	Great-West Loomis Sayles Bond Fund Initial Class(a)	935,294
106,368	Great-West Putnam High Yield Bond Fund Initial Class(a)	933,915
9,952	Great-West Short Duration Bond Fund Initial Class(a)	103,497
54,665	Great-West Templeton Global Bond Fund Initial Class(a)	536,261
22,559	Metropolitan West High Yield Bond Fund	235,972
86,830	Oppenheimer International Bond Fund A	538,346

TOTAL BOND MUTUAL FUNDS — 7.58% (Cost $7,106,966)		$7,147,494
EQUITY MUTUAL FUNDS
45,013	Allianz NFJ Small Cap Value Fund A	1,586,255
28,536	Cohen & Steers International Realty Fund	340,437
266,806	Great-West American Century Growth Fund Initial Class(a)	3,529,843
497,400	Great-West Ariel Mid Cap Value Fund(a)	875,423
260,055	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)	3,497,743
818,830	Great-West International Index Fund Initial Class(a)	9,744,080
55,438	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	1,590,523
169,187	Great-West MFS International Growth Fund Initial Class(a)	2,192,665
229,161	Great-West MFS International Value Fund Initial Class(a)	2,685,763
397,180	Great-West Multi-Manager Large Cap Growth Fund Initial Class(a)	3,530,931
287,754	Great-West Putnam Equity Income Fund Initial Class(a)	4,307,680
181,488	Great-West Real Estate Index Fund Initial Class(a)	2,110,699

Shares		Fair Value
Equity Mutual Funds — (continued)
902,601	Great-West S&P 500® Index Fund Initial Class(a)	$15,696,223
448,609	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)	6,756,045
368,128	Great-West S&P Small Cap 600® Index Fund Initial Class(a)	4,881,377
206,837	Great-West T. Rowe Price Equity Income Fund Initial Class(a)	4,310,487
70,574	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	1,649,309
36,533	Harbor International Fund Investor	2,678,249
52,745	Invesco Developing Markets Fund R5	1,846,090
50,957	Invesco Global Real Estate Fund R5	659,390
60,352	Invesco International Growth Fund R5	2,198,638
35,517	Invesco Small Cap Discovery Fund A	424,428
53,168	Janus Triton Fund	1,275,492
45,790	Nuveen Real Estate Securities Fund	1,056,835
107,434	Oppenheimer Developing Markets Fund A	4,324,203
30,843	PIMCO Real Return Fund	358,084
42,497	T. Rowe Price Real Estate Fund	1,055,635
31,130	Third Avenue Real Estate Value Fund	991,169
27,164	Wells Fargo Advantage Common Stock Fund A	707,359
TOTAL EQUITY MUTUAL FUNDS — 92.18% (Cost $73,417,689)		$86,861,055
Account Balance
FIXED INTEREST CONTRACT
235,124(b)	Great-West Life & Annuity Contract(a) 1.55% (c)	235,124
TOTAL FIXED INTEREST CONTRACT — 0.25% (Cost $235,124)		$235,124
TOTAL INVESTMENTS — 100.01% (Cost $80,759,779)		$94,243,673
OTHER ASSETS & LIABILITIES, NET — (0.01)%		$(11,780)
TOTAL NET ASSETS — 100.00%		$94,231,893

(a)	Issuer is considered an affiliate of the Fund.

(b)	Account Balance and Cost represent net deposits and approximate fair value.

(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2014.

See Notes to Financial Statements.
Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2045 FUND I
Schedule of Investments
As of June 30, 2014 (Unaudited)

Shares		Fair Value
BOND MUTUAL FUNDS
569,738	Great-West Bond Index Fund Initial Class(a)	$7,759,826
431,237	Great-West Federated Bond Fund Initial Class(a)	4,653,044
217,634	Great-West Loomis Sayles Bond Fund Initial Class(a)	3,129,572
356,104	Great-West Putnam High Yield Bond Fund Initial Class(a)	3,126,594
194,127	Great-West Templeton Global Bond Fund Initial Class(a)	1,904,391
73,952	Metropolitan West High Yield Bond Fund	773,543
308,466	Oppenheimer International Bond Fund A	1,912,492
TOTAL BOND MUTUAL FUNDS — 18.05% (Cost $23,101,953)		$23,259,462
EQUITY MUTUAL FUNDS
58,945	Allianz NFJ Small Cap Value Fund A	2,077,230
28,142	Cohen & Steers International Realty Fund	335,740
303,723	Great-West American Century Growth Fund Initial Class(a)	4,018,254
563,216	Great-West Ariel Mid Cap Value Fund(a)	991,261
296,227	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)	3,984,256
1,069,842	Great-West International Index Fund Initial Class(a)	12,731,120
72,739	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	2,086,891
221,506	Great-West MFS International Growth Fund Initial Class(a)	2,870,720
299,493	Great-West MFS International Value Fund Initial Class(a)	3,510,057
452,498	Great-West Multi-Manager Large Cap Growth Fund Initial Class(a)	4,022,706

Shares		Fair Value
Equity Mutual Funds — (continued)
326,948	Great-West Putnam Equity Income Fund Initial Class(a)	$4,894,411
220,051	Great-West Real Estate Index Fund Initial Class(a)	2,559,193
1,028,234	Great-West S&P 500® Index Fund Initial Class(a)	17,880,984
510,310	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)	7,685,277
482,179	Great-West S&P Small Cap 600® Index Fund Initial Class(a)	6,393,694
235,312	Great-West T. Rowe Price Equity Income Fund Initial Class(a)	4,903,898
80,358	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	1,877,960
47,609	Harbor International Fund Investor	3,490,210
79,209	Invesco Developing Markets Fund R5	2,772,323
49,806	Invesco Global Real Estate Fund R5	644,487
79,272	Invesco International Growth Fund R5	2,887,882
46,323	Invesco Small Cap Discovery Fund A	553,560
69,929	Janus Triton Fund	1,677,589
55,240	Nuveen Real Estate Securities Fund	1,274,948
161,058	Oppenheimer Developing Markets Fund A	6,482,582
51,268	T. Rowe Price Real Estate Fund	1,273,486
30,465	Third Avenue Real Estate Value Fund	969,994
30,624	Wells Fargo Advantage Common Stock Fund A	797,442
TOTAL EQUITY MUTUAL FUNDS — 81.97% (Cost $88,319,499)		$105,648,155
TOTAL INVESTMENTS — 100.02% (Cost $111,421,452)		$128,907,617
OTHER ASSETS & LIABILITIES, NET — (0.02)%		$(21,760)
TOTAL NET ASSETS — 100.00%		$128,885,857

(a)	Issuer is considered an affiliate of the Fund.

See Notes to Financial Statements.
Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2045 FUND II
Schedule of Investments
As of June 30, 2014 (Unaudited)

Shares		Fair Value
BOND MUTUAL FUNDS
1,421,160	Great-West Bond Index Fund Initial Class(a)	$19,356,203
1,075,610	Great-West Federated Bond Fund Initial Class(a)	11,605,834
543,201	Great-West Loomis Sayles Bond Fund Initial Class(a)	7,811,233
881,213	Great-West Putnam High Yield Bond Fund Initial Class(a)	7,737,049
484,256	Great-West Templeton Global Bond Fund Initial Class(a)	4,750,553
184,574	Metropolitan West High Yield Bond Fund	1,930,643
768,750	Oppenheimer International Bond Fund A	4,766,250
TOTAL BOND MUTUAL FUNDS — 9.02% (Cost $57,524,843)		$57,957,765
EQUITY MUTUAL FUNDS
326,519	Allianz NFJ Small Cap Value Fund A	11,506,515
167,819	Cohen & Steers International Realty Fund	2,002,075
1,689,422	Great-West American Century Growth Fund Initial Class(a)	22,351,058
3,138,678	Great-West Ariel Mid Cap Value Fund(a)	5,524,073
1,643,637	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)	22,106,923
5,960,391	Great-West International Index Fund Initial Class(a)	70,928,651
403,150	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	11,566,361
1,230,244	Great-West MFS International Growth Fund Initial Class(a)	15,943,959
1,669,240	Great-West MFS International Value Fund Initial Class(a)	19,563,496
2,515,678	Great-West Multi-Manager Large Cap Growth Fund Initial Class(a)	22,364,376

Shares		Fair Value
Equity Mutual Funds — (continued)
1,820,930	Great-West Putnam Equity Income Fund Initial Class(a)	$27,259,327
1,080,891	Great-West Real Estate Index Fund Initial Class(a)	12,570,761
5,709,763	Great-West S&P 500® Index Fund Initial Class(a)	99,292,780
2,835,477	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)	42,702,290
2,681,429	Great-West S&P Small Cap 600® Index Fund Initial Class(a)	35,555,745
1,309,556	Great-West T. Rowe Price Equity Income Fund Initial Class(a)	27,291,137
444,852	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	10,396,203
266,051	Harbor International Fund Investor	19,504,220
440,733	Invesco Developing Markets Fund R5	15,425,650
293,037	Invesco Global Real Estate Fund R5	3,791,899
439,134	Invesco International Growth Fund R5	15,997,665
257,929	Invesco Small Cap Discovery Fund A	3,082,250
386,017	Janus Triton Fund	9,260,541
273,455	Nuveen Real Estate Securities Fund	6,311,332
893,948	Oppenheimer Developing Markets Fund A	35,981,429
253,199	T. Rowe Price Real Estate Fund	6,289,476
182,160	Third Avenue Real Estate Value Fund	5,799,961
172,509	Wells Fargo Advantage Common Stock Fund A	4,492,128
TOTAL EQUITY MUTUAL FUNDS — 91.00% (Cost $487,196,523)		$584,862,281

TOTAL INVESTMENTS — 100.02% (Cost $544,721,366)		$642,820,046
OTHER ASSETS & LIABILITIES, NET — (0.02)%		$(109,010)
TOTAL NET ASSETS — 100.00%		$642,711,036

(a)	Issuer is considered an affiliate of the Fund.

See Notes to Financial Statements.
Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2045 FUND III
Schedule of Investments
As of June 30, 2014 (Unaudited)

Shares		Fair Value
BOND MUTUAL FUNDS
70,907	Great-West Bond Index Fund Initial Class(a)	$965,756
53,765	Great-West Federated Bond Fund Initial Class(a)	580,123
26,930	Great-West Loomis Sayles Bond Fund Initial Class(a)	387,260
44,666	Great-West Putnam High Yield Bond Fund Initial Class(a)	392,168
24,362	Great-West Templeton Global Bond Fund Initial Class(a)	238,988
9,051	Metropolitan West High Yield Bond Fund	94,675
38,692	Oppenheimer International Bond Fund A	239,889
TOTAL BOND MUTUAL FUNDS — 5.21% (Cost $2,879,962)		$2,898,859
EQUITY MUTUAL FUNDS
29,553	Allianz NFJ Small Cap Value Fund A	1,041,465
16,843	Cohen & Steers International Realty Fund	200,939
152,108	Great-West American Century Growth Fund Initial Class(a)	2,012,393
284,417	Great-West Ariel Mid Cap Value Fund(a)	500,574
148,157	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)	1,992,716
536,956	Great-West International Index Fund Initial Class(a)	6,389,779
36,445	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	1,045,615
111,133	Great-West MFS International Growth Fund Initial Class(a)	1,440,286
150,153	Great-West MFS International Value Fund Initial Class(a)	1,759,795
226,584	Great-West Multi-Manager Large Cap Growth Fund Initial Class(a)	2,014,329

Shares		Fair Value
Equity Mutual Funds — (continued)
164,287	Great-West Putnam Equity Income Fund Initial Class(a)	$2,459,374
91,985	Great-West Real Estate Index Fund Initial Class(a)	1,069,782
514,768	Great-West S&P 500® Index Fund Initial Class(a)	8,951,810
256,002	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)	3,855,386
241,819	Great-West S&P Small Cap 600® Index Fund Initial Class(a)	3,206,515
118,160	Great-West T. Rowe Price Equity Income Fund Initial Class(a)	2,462,464
40,165	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	938,647
23,910	Harbor International Fund Investor	1,752,815
39,757	Invesco Developing Markets Fund R5	1,391,481
29,664	Invesco Global Real Estate Fund R5	383,855
39,711	Invesco International Growth Fund R5	1,446,679
23,268	Invesco Small Cap Discovery Fund A	278,054
34,845	Janus Triton Fund	835,936
23,161	Nuveen Real Estate Securities Fund	534,550
80,732	Oppenheimer Developing Markets Fund A	3,249,445
21,498	T. Rowe Price Real Estate Fund	534,021
18,220	Third Avenue Real Estate Value Fund	580,140
15,361	Wells Fargo Advantage Common Stock Fund A	399,988
TOTAL EQUITY MUTUAL FUNDS — 94.80% (Cost $44,278,099)		$52,728,833
TOTAL INVESTMENTS — 100.01% (Cost $47,158,061)		$55,627,692
OTHER ASSETS & LIABILITIES, NET — (0.01)%		$(6,843)
TOTAL NET ASSETS — 100.00%		$55,620,849

(a)	Issuer is considered an affiliate of the Fund.

See Notes to Financial Statements.
Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2055 FUND I
Schedule of Investments
As of June 30, 2014 (Unaudited)

Shares		Fair Value
BOND MUTUAL FUNDS
136,872	Great-West Bond Index Fund Initial Class(a)	$1,864,199
103,594	Great-West Federated Bond Fund Initial Class(a)	1,117,781
52,348	Great-West Loomis Sayles Bond Fund Initial Class(a)	752,764
85,671	Great-West Putnam High Yield Bond Fund Initial Class(a)	752,189
55,721	Great-West Templeton Global Bond Fund Initial Class(a)	546,623
17,840	Metropolitan West High Yield Bond Fund	186,613
88,431	Oppenheimer International Bond Fund A	548,271
TOTAL BOND MUTUAL FUNDS — 15.18% (Cost $5,717,178)		$5,768,440
EQUITY MUTUAL FUNDS
18,984	Allianz NFJ Small Cap Value Fund A	668,995
8,322	Cohen & Steers International Realty Fund	99,278
86,097	Great-West American Century Growth Fund Initial Class(a)	1,139,056
159,651	Great-West Ariel Mid Cap Value Fund(a)	280,985
83,898	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)	1,128,434
349,324	Great-West International Index Fund Initial Class(a)	4,156,960
23,381	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	670,790
72,073	Great-West MFS International Growth Fund Initial Class(a)	934,063
97,568	Great-West MFS International Value Fund Initial Class(a)	1,143,500
128,149	Great-West Multi-Manager Large Cap Growth Fund Initial Class(a)	1,139,240

Shares		Fair Value
Equity Mutual Funds — (continued)
93,063	Great-West Putnam Equity Income Fund Initial Class(a)	$1,393,147
59,116	Great-West Real Estate Index Fund Initial Class(a)	687,522
290,564	Great-West S&P 500® Index Fund Initial Class(a)	5,052,912
144,318	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)	2,173,426
155,326	Great-West S&P Small Cap 600® Index Fund Initial Class(a)	2,059,622
66,852	Great-West T. Rowe Price Equity Income Fund Initial Class(a)	1,393,199
22,757	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	531,833
15,582	Harbor International Fund Investor	1,142,306
29,075	Invesco Developing Markets Fund R5	1,017,606
14,665	Invesco Global Real Estate Fund R5	189,763
25,659	Invesco International Growth Fund R5	934,749
15,263	Invesco Small Cap Discovery Fund A	182,388
22,500	Janus Triton Fund	539,785
15,016	Nuveen Real Estate Securities Fund	346,577
59,098	Oppenheimer Developing Markets Fund A	2,378,706
13,902	T. Rowe Price Real Estate Fund	345,335
8,950	Third Avenue Real Estate Value Fund	284,977
8,755	Wells Fargo Advantage Common Stock Fund A	227,987
TOTAL EQUITY MUTUAL FUNDS — 84.84% (Cost $28,053,812)		$32,243,141
TOTAL INVESTMENTS — 100.02% (Cost $33,770,990)		$38,011,581
OTHER ASSETS & LIABILITIES, NET — (0.02)%		$(6,370)
TOTAL NET ASSETS — 100.00%		$38,005,211

(a)	Issuer is considered an affiliate of the Fund.

See Notes to Financial Statements.
Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2055 FUND II
Schedule of Investments
As of June 30, 2014 (Unaudited)

Shares		Fair Value
BOND MUTUAL FUNDS
326,970	Great-West Bond Index Fund Initial Class(a)	$4,453,327
246,842	Great-West Federated Bond Fund Initial Class(a)	2,663,431
125,544	Great-West Loomis Sayles Bond Fund Initial Class(a)	1,805,329
203,435	Great-West Putnam High Yield Bond Fund Initial Class(a)	1,786,156
132,792	Great-West Templeton Global Bond Fund Initial Class(a)	1,302,685
42,741	Metropolitan West High Yield Bond Fund	447,068
210,681	Oppenheimer International Bond Fund A	1,306,224
TOTAL BOND MUTUAL FUNDS — 8.03% (Cost $13,651,842)		$13,764,220
EQUITY MUTUAL FUNDS
92,965	Allianz NFJ Small Cap Value Fund A	3,276,094
43,441	Cohen & Steers International Realty Fund	518,251
422,427	Great-West American Century Growth Fund Initial Class(a)	5,588,704
789,037	Great-West Ariel Mid Cap Value Fund(a)	1,388,706
411,799	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)	5,538,695
1,714,452	Great-West International Index Fund Initial Class(a)	20,401,977
114,579	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	3,287,271
354,267	Great-West MFS International Growth Fund Initial Class(a)	4,591,297
479,711	Great-West MFS International Value Fund Initial Class(a)	5,622,216
628,812	Great-West Multi-Manager Large Cap Growth Fund Initial Class(a)	5,590,136

Shares		Fair Value
Equity Mutual Funds — (continued)
456,742	Great-West Putnam Equity Income Fund Initial Class(a)	$6,837,427
254,000	Great-West Real Estate Index Fund Initial Class(a)	2,954,020
1,433,404	Great-West S&P 500® Index Fund Initial Class(a)	24,926,903
709,440	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)	10,684,161
763,307	Great-West S&P Small Cap 600® Index Fund Initial Class(a)	10,121,447
328,200	Great-West T. Rowe Price Equity Income Fund Initial Class(a)	6,839,694
111,490	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	2,605,514
76,619	Harbor International Fund Investor	5,616,941
143,055	Invesco Developing Markets Fund R5	5,006,923
76,841	Invesco Global Real Estate Fund R5	994,325
126,148	Invesco International Growth Fund R5	4,595,556
74,607	Invesco Small Cap Discovery Fund A	891,552
110,114	Janus Triton Fund	2,641,648
64,194	Nuveen Real Estate Securities Fund	1,481,590
290,195	Oppenheimer Developing Markets Fund A	11,680,367
59,340	T. Rowe Price Real Estate Fund	1,474,006
47,988	Third Avenue Real Estate Value Fund	1,527,952
42,793	Wells Fargo Advantage Common Stock Fund A	1,114,329
TOTAL EQUITY MUTUAL FUNDS — 91.99% (Cost $134,595,637)		$157,797,702
TOTAL INVESTMENTS — 100.02% (Cost $148,247,479)		$171,561,922
OTHER ASSETS & LIABILITIES, NET — (0.02)%		$(28,967)
TOTAL NET ASSETS — 100.00%		$171,532,955

(a)	Issuer is considered an affiliate of the Fund.

See Notes to Financial Statements.
Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2055 FUND III
Schedule of Investments
As of June 30, 2014 (Unaudited)

Shares		Fair Value
BOND MUTUAL FUNDS
10,215	Great-West Bond Index Fund Initial Class(a)	$139,128
7,718	Great-West Federated Bond Fund Initial Class(a)	83,270
3,912	Great-West Loomis Sayles Bond Fund Initial Class(a)	56,255
6,402	Great-West Putnam High Yield Bond Fund Initial Class(a)	56,211
4,196	Great-West Templeton Global Bond Fund Initial Class(a)	41,164
1,316	Metropolitan West High Yield Bond Fund	13,768
6,657	Oppenheimer International Bond Fund A	41,272
TOTAL BOND MUTUAL FUNDS — 5.02% (Cost $426,274)		$431,068
EQUITY MUTUAL FUNDS
4,822	Allianz NFJ Small Cap Value Fund A	169,925
2,535	Cohen & Steers International Realty Fund	30,249
21,846	Great-West American Century Growth Fund Initial Class(a)	289,018
40,933	Great-West Ariel Mid Cap Value Fund(a)	72,043
21,305	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)	286,552
88,803	Great-West International Index Fund Initial Class(a)	1,056,753
5,937	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	170,328
18,335	Great-West MFS International Growth Fund Initial Class(a)	237,623
24,817	Great-West MFS International Value Fund Initial Class(a)	290,858
32,512	Great-West Multi-Manager Large Cap Growth Fund Initial Class(a)	289,031

Shares		Fair Value
Equity Mutual Funds — (continued)
23,603	Great-West Putnam Equity Income Fund Initial Class(a)	$353,337
11,953	Great-West Real Estate Index Fund Initial Class(a)	139,015
73,925	Great-West S&P 500® Index Fund Initial Class(a)	1,285,552
36,690	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)	552,560
39,461	Great-West S&P Small Cap 600® Index Fund Initial Class(a)	523,248
16,954	Great-West T. Rowe Price Equity Income Fund Initial Class(a)	353,329
5,764	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	134,697
3,966	Harbor International Fund Investor	290,740
7,400	Invesco Developing Markets Fund R5	259,015
4,440	Invesco Global Real Estate Fund R5	57,451
6,524	Invesco International Growth Fund R5	237,668
3,734	Invesco Small Cap Discovery Fund A	44,617
5,796	Janus Triton Fund	139,042
3,025	Nuveen Real Estate Securities Fund	69,828
15,007	Oppenheimer Developing Markets Fund A	604,019
2,797	T. Rowe Price Real Estate Fund	69,483
2,751	Third Avenue Real Estate Value Fund	87,608
2,208	Wells Fargo Advantage Common Stock Fund A	57,490
TOTAL EQUITY MUTUAL FUNDS — 94.99% (Cost $7,278,106)		$8,151,079
TOTAL INVESTMENTS — 100.01% (Cost $7,704,380)		$8,582,147
OTHER ASSETS & LIABILITIES, NET — (0.01)%		$(1,162)
TOTAL NET ASSETS — 100.00%		$8,580,985

(a)	Issuer is considered an affiliate of the Fund.

See Notes to Financial Statements.
Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of June 30, 2014 (Unaudited)
	Great-West Lifetime 2015 Fund I	Great-West Lifetime 2015 Fund II	Great-West Lifetime 2015 Fund III

ASSETS:
Investments at fair value, affiliated(a)	$163,168,431	$760,812,170	$31,907,290
Investments at fair value, unaffiliated(b)	57,285,099	255,508,646	10,239,117
Subscriptions receivable	102,378	2,265,960	10,316
Receivable for investments sold	44,303	64,875	804
Total Assets	220,600,210	1,018,651,652	42,157,526

LIABILITIES:
Payable to investment adviser	22,336	102,915	4,095
Redemptions payable	139,841	994,720	9,389
Payable for investments purchased	6,840	1,336,115	1,730
Payable for distribution fees	15,103	71,873	1,544
Total Liabilities	184,120	2,505,623	16,758

NET ASSETS	$220,416,090	$1,016,146,029	$42,140,768

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$1,680,458	$7,156,408	$288,938
Paid-in capital in excess of par	204,788,037	915,819,011	38,435,049
Net unrealized appreciation on investments	10,414,376	74,710,571	2,253,370
Undistributed net investment income	54,410	247,089	10,397
Accumulated net realized gain on investments	3,478,809	18,212,950	1,153,014

NET ASSETS	$220,416,090	$1,016,146,029	$42,140,768

NET ASSETS BY CLASS
Class T	$35,618,189	$183,720,880	$21,839,014
Class T1	$184,797,901	$800,851,184	$20,301,754
Class L	N/A	$31,573,965	N/A

CAPITAL STOCK:
Authorized
Class T	45,000,000	45,000,000	45,000,000
Class T1	45,000,000	80,000,000	45,000,000
Class L	33,000,000	33,000,000	33,000,000
Issued and Outstanding
Class T	2,723,306	12,750,083	1,496,323
Class T1	14,081,277	55,677,936	1,393,058
Class L	N/A	3,136,062	N/A

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Class T	$13.08	$14.41	$14.60
Class T1	$13.12	$14.38	$14.57
Class L	N/A	$10.07	N/A

(a) Cost of investments, affiliated	$154,272,423	$695,670,139	$30,118,105
(b) Cost of investments, unaffiliated	$55,766,731	$245,940,106	$9,774,932

See Notes to Financial Statements.
Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of June 30, 2014 (Unaudited)
	Great-West Lifetime 2025 Fund I	Great-West Lifetime 2025 Fund II	Great-West Lifetime 2025 Fund III

ASSETS:
Investments at fair value, affiliated(a)	$242,811,897	$1,246,582,346	$78,506,915
Investments at fair value, unaffiliated(b)	68,245,993	343,271,620	21,203,760
Subscriptions receivable	210,631	4,629,605	82,484
Receivable for investments sold	–	61,548	–
Total Assets	311,268,521	1,594,545,119	99,793,159

LIABILITIES:
Payable to investment adviser	31,380	160,486	9,868
Redemptions payable	177,721	2,245,926	36,083
Payable for investments purchased	32,910	2,445,227	46,401
Payable for distribution fees	21,360	113,569	2,978
Total Liabilities	263,371	4,965,208	95,330

NET ASSETS	$311,005,150	$1,589,579,911	$99,697,829

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$2,166,803	$10,037,671	$590,759
Paid-in capital in excess of par	277,342,317	1,372,195,098	85,488,504
Net unrealized appreciation on investments	22,895,896	174,432,465	10,481,275
Undistributed net investment income	60,938	289,999	18,504
Accumulated net realized gain on investments	8,539,196	32,624,678	3,118,787

NET ASSETS	$311,005,150	$1,589,579,911	$99,697,829

NET ASSETS BY CLASS
Class T	$48,621,836	$256,040,572	$61,674,827
Class T1	$262,383,314	$1,293,506,728	$38,023,002
Class L	N/A	$40,032,611	N/A

CAPITAL STOCK:
Authorized
Class T	45,000,000	45,000,000	45,000,000
Class T1	45,000,000	100,000,000	45,000,000
Class L	33,000,000	33,000,000	33,000,000
Issued and Outstanding
Class T	3,386,276	15,879,462	3,657,983
Class T1	18,281,753	80,640,555	2,249,606
Class L	N/A	3,856,697	N/A

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Class T	$14.36	$16.12	$16.86
Class T1	$14.35	$16.04	$16.90
Class L	N/A	$10.38	N/A

(a) Cost of investments, affiliated	$223,568,388	$1,099,207,555	$69,804,926
(b) Cost of investments, unaffiliated	$64,593,606	$316,213,946	$19,424,474

See Notes to Financial Statements.
Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of June 30, 2014 (Unaudited)
	Great-West Lifetime 2035 Fund I	Great-West Lifetime 2035 Fund II	Great-West Lifetime 2035 Fund III

ASSETS:
Investments at fair value, affiliated(a)	$195,260,832	$986,232,357	$73,844,639
Investments at fair value, unaffiliated(b)	50,061,318	263,374,389	20,399,034
Subscriptions receivable	285,315	2,408,128	45,846
Receivable for investments sold	10,282	–	–
Total Assets	245,617,747	1,252,014,874	94,289,519

LIABILITIES:
Payable to investment adviser	24,690	125,795	9,302
Redemptions payable	252,131	1,946,574	14,338
Payable for investments purchased	43,466	461,553	31,507
Payable for distribution fees	17,405	89,533	2,479
Total Liabilities	337,692	2,623,455	57,626

NET ASSETS	$245,280,055	$1,249,391,419	$94,231,893

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$1,527,362	$7,107,867	$517,215
Paid-in capital in excess of par	206,909,045	1,027,517,223	76,654,421
Net unrealized appreciation on investments	28,266,645	182,284,773	13,483,894
Undistributed net investment income	34,472	164,038	13,205
Accumulated net realized gain on investments	8,542,531	32,317,518	3,563,158

	$245,280,055	$1,249,391,419	$94,231,893

NET ASSETS
Class T	$31,180,041	$193,522,913	$61,896,636
Class T1	$214,100,014	$1,025,226,686	$32,335,257
Class L	N/A	$30,641,820	N/A

CAPITAL STOCK:
Authorized
Class T	45,000,000	45,000,000	45,000,000
Class T1	45,000,000	70,000,000	45,000,000
Class L	33,000,000	33,000,000	33,000,000
Issued and Outstanding
Class T	1,940,793	10,812,219	3,398,107
Class T1	13,332,829	57,454,387	1,774,047
Class L	N/A	2,812,064	N/A

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Class T	$16.07	$17.90	$18.22
Class T1	$16.06	$17.84	$18.23
Class L	N/A	$10.90	N/A

(a) Cost of investments, affiliated	$171,802,538	$835,029,008	$62,716,796
(b) Cost of investments, unaffiliated	$45,252,967	$232,292,965	$18,042,983

See Notes to Financial Statements.
Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of June 30, 2014 (Unaudited)
	Great-West Lifetime 2045 Fund I	Great-West Lifetime 2045 Fund II	Great-West Lifetime 2045 Fund III

ASSETS:
Investments at fair value, affiliated(a)	$100,984,109	$496,678,012	$42,663,760
Investments at fair value, unaffiliated(b)	27,923,508	146,142,034	12,963,932
Subscriptions receivable	210,046	1,945,305	52,056
Receivable for investments sold	19,242	–	–
Total Assets	129,136,905	644,765,351	55,679,748

LIABILITIES:
Payable to investment adviser	12,946	64,547	5,567
Redemptions payable	203,462	1,013,705	21,537
Payable for investments purchased	25,826	931,601	30,517
Payable for distribution fees	8,814	44,462	1,278
Total Liabilities	251,048	2,054,315	58,899

NET ASSETS	$128,885,857	$642,711,036	$55,620,849

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$758,313	$3,526,969	$300,342
Paid-in capital in excess of par	106,017,395	523,921,314	45,147,676
Net unrealized appreciation on investments	17,486,165	98,098,680	8,469,631
Undistributed net investment income	14,310	68,516	6,571
Accumulated net realized gain on investments	4,609,674	17,095,557	1,696,629

NET ASSETS	$128,885,857	$642,711,036	$55,620,849

NET ASSETS BY CLASS
Class T	$20,243,682	$111,816,421	$39,546,314
Class T1	$108,642,175	$518,912,927	$16,074,535
Class L	N/A	$11,981,688	N/A

CAPITAL STOCK:
Authorized
Class T	45,000,000	45,000,000	45,000,000
Class T1	45,000,000	45,000,000	45,000,000
Class L	33,000,000	33,000,000	33,000,000
Issued and Outstanding
Class T	1,189,905	6,032,570	2,134,526
Class T1	6,393,224	28,159,489	868,889
Class L	N/A	1,077,628	N/A

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Class T	$17.01	$18.54	$18.53
Class T1	$16.99	$18.43	$18.50
Class L	N/A	$11.12	N/A

(a) Cost of investments, affiliated	$86,743,822	$417,149,951	$35,815,127
(b) Cost of investments, unaffiliated	$24,677,630	$127,571,415	$11,342,934

See Notes to Financial Statements.
Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of June 30, 2014 (Unaudited)
	Great-West Lifetime 2055 Fund I	Great-West Lifetime 2055 Fund II	Great-West Lifetime 2055 Fund III

ASSETS:
Investments at fair value, affiliated(a)	$28,918,245	$128,989,096	$6,409,972
Investments at fair value, unaffiliated(b)	9,093,336	42,572,826	2,172,175
Subscriptions receivable	88,840	590,154	14,731
Receivable for investments sold	3,065	–	–
Total Assets	38,103,486	172,152,076	8,596,878

LIABILITIES:
Payable to investment adviser	3,795	17,145	847
Redemptions payable	37,283	112,116	–
Payable for investments purchased	54,622	478,038	14,731
Payable for distribution fees	2,575	11,822	315
Total Liabilities	98,275	619,121	15,893

NET ASSETS	$38,005,211	$171,532,955	$8,580,985

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$231,433	$945,188	$46,246
Paid-in capital in excess of par	32,240,897	142,807,601	7,364,982
Net unrealized appreciation on investments	4,240,591	23,314,443	877,767
Undistributed net investment income	3,763	15,646	821
Accumulated net realized gain on investments	1,288,527	4,450,077	291,169

NET ASSETS	$38,005,211	$171,532,955	$8,580,985

NET ASSETS BY CLASS
Class T	$6,095,962	$29,617,549	$4,592,004
Class T1	$31,909,249	$138,899,822	$3,988,981
Class L	N/A	$3,015,584	N/A

CAPITAL STOCK:
Authorized
Class T	45,000,000	45,000,000	45,000,000
Class T1	45,000,000	45,000,000	45,000,000
Class L	33,000,000	33,000,000	33,000,000
Issued and Outstanding
Class T	370,775	1,608,089	247,044
Class T1	1,943,557	7,570,210	215,419
Class L	N/A	273,580	N/A

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Class T	$16.44	$18.42	$18.59
Class T1	$16.42	$18.35	$18.52
Class L	N/A	$11.02	N/A

(a) Cost of investments, affiliated	$25,577,497	$110,576,858	$5,734,314
(b) Cost of investments, unaffiliated	$8,193,493	$37,670,621	$1,970,066

See Notes to Financial Statements.
Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Statement of Operations

For the period ended June 30, 2014 (Unaudited)
	Great-West Lifetime 2015 Fund I	Great-West Lifetime 2015 Fund II	Great-West Lifetime 2015 Fund III

INVESTMENT INCOME:
Interest, affiliated	$115,439	$446,823	$13,990
Dividends, affiliated	1,310,896	5,614,029	210,617
Dividends, unaffiliated	449,053	1,834,984	62,737
Total Income	1,875,388	7,895,836	287,344

EXPENSES:
Management fees	127,394	577,366	21,689
Distribution fees - Class T1	88,182	381,482	7,398
Distribution fees - Class L	–	35,033	–
Total Expenses	215,576	993,881	29,087

NET INVESTMENT INCOME	1,659,812	6,901,955	258,257

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments, affiliated	1,830,468	7,286,390	577,710
Net realized gain (loss) on investments, unaffiliated	(124,656)	592,318	33,067
Net Realized Gain on Investments	1,705,812	7,878,708	610,777

Net change in unrealized appreciation on investments	7,902,461	38,553,444	1,254,867

Net Realized and Unrealized Gain on Investments	9,608,273	46,432,152	1,865,644

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$11,268,085	$53,334,107	$2,123,901

See Notes to Financial Statements.
Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Statement of Operations

For the period ended June 30, 2014 (Unaudited)
	Great-West Lifetime 2025 Fund I	Great-West Lifetime 2025 Fund II	Great-West Lifetime 2025 Fund III

INVESTMENT INCOME:
Interest, affiliated	$84,142	$302,517	$11,533
Dividends, affiliated	1,844,000	8,163,029	435,870
Dividends, unaffiliated	485,728	1,963,268	91,315
Total Income	2,413,870	10,428,814	538,718

EXPENSES:
Management fees	178,729	881,327	51,532
Distribution fees - Class T1	123,740	601,403	13,740
Distribution fees - Class L	–	44,117	–
Total Expenses	302,469	1,526,847	65,272

NET INVESTMENT INCOME	2,111,401	8,901,967	473,446

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments, affiliated	3,538,805	6,822,760	1,135,375
Net realized gain on investments, unaffiliated	402,983	1,725,660	221,399
Net Realized Gain on Investments	3,941,788	8,548,420	1,356,774

Net change in unrealized appreciation on investments	10,408,312	68,682,391	3,549,482

Net Realized and Unrealized Gain on Investments	14,350,100	77,230,811	4,906,256

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$16,461,501	$86,132,778	$5,379,702

See Notes to Financial Statements.
Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Statement of Operations

For the period ended June 30, 2014 (Unaudited)
	Great-West Lifetime 2035 Fund I	Great-West Lifetime 2035 Fund II	Great-West Lifetime 2035 Fund III

INVESTMENT INCOME:
Interest, affiliated	$17,769	$47,235	$1,613
Dividends, affiliated	1,218,487	4,917,881	311,803
Dividends, unaffiliated	237,803	831,820	46,904
Total Income	1,474,059	5,796,936	360,320

EXPENSES:
Management fees	138,235	679,408	50,136
Distribution fees - Class T1	98,937	468,098	12,254
Distribution fees - Class L	–	32,487	–
Total Expenses	237,172	1,179,993	62,390

NET INVESTMENT INCOME	1,236,887	4,616,943	297,930

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments, affiliated	2,944,865	4,403,075	1,101,680
Net realized gain on investments, unaffiliated	567,935	1,443,542	283,153
Net Realized Gain on Investments	3,512,800	5,846,617	1,384,833

Net change in unrealized appreciation on investments	8,778,991	60,312,075	3,637,851

Net Realized and Unrealized Gain on Investments	12,291,791	66,158,692	5,022,684

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$13,528,678	$70,775,635	$5,320,614

See Notes to Financial Statements.
Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Statement of Operations

For the period ended June 30, 2014 (Unaudited)
	Great-West Lifetime 2045 Fund I	Great-West Lifetime 2045 Fund II	Great-West Lifetime 2045 Fund III

INVESTMENT INCOME:
Dividends, affiliated	$516,671	$2,112,281	$166,355
Dividends, unaffiliated	79,989	293,741	21,888
Total Income	596,660	2,406,022	188,243

EXPENSES:
Management fees	71,172	346,318	29,213
Distribution fees - Class T1	49,309	234,367	5,945
Distribution fees - Class L	–	12,136	–
Total Expenses	120,481	592,821	35,158

NET INVESTMENT INCOME	476,179	1,813,201	153,085

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments, affiliated	1,135,074	2,609,447	284,095
Net realized gain on investments, unaffiliated	321,956	989,336	110,709
Net Realized Gain on Investments	1,457,030	3,598,783	394,804

Net change in unrealized appreciation on investments	5,320,844	31,207,764	2,608,957

Net Realized and Unrealized Gain on Investments	6,777,874	34,806,547	3,003,761

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,254,053	$36,619,748	$3,156,846

See Notes to Financial Statements.
Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Statement of Operations

For the period ended June 30, 2014 (Unaudited)
	Great-West Lifetime 2055 Fund I	Great-West Lifetime 2055 Fund II	Great-West Lifetime 2055 Fund III

INVESTMENT INCOME:
Dividends, affiliated	$135,650	$517,924	$23,738
Dividends, unaffiliated	21,155	71,307	3,062
Total Income	156,805	589,231	26,800

EXPENSES:
Management fees	20,133	89,850	4,343
Distribution fees - Class T1	13,894	61,031	1,546
Distribution fees - Class L	–	3,031	–
Total Expenses	34,027	153,912	5,889

Less amount waived by distributor - Class L	–	6	–

Net Expenses	34,027	153,906	5,889

NET INVESTMENT INCOME	122,778	435,325	20,911

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments, affiliated	395,450	925,770	64,927
Net realized gain on investments, unaffiliated	102,917	321,395	19,801
Net Realized Gain on Investments	498,367	1,247,165	84,728

Net change in unrealized appreciation on investments	1,486,665	7,850,532	370,393

Net Realized and Unrealized Gain on Investments	1,985,032	9,097,697	455,121

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,107,810	$9,533,022	$476,032

See Notes to Financial Statements.
Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the period ended June 30, 2014 and fiscal year ended December 31, 2013

	2014 (Unaudited)	2013
Great-West Lifetime 2015 Fund I

OPERATIONS:
Net investment income	$1,659,812	$4,426,416
Net realized gain on investments	1,705,812	9,715,768
Net change in unrealized appreciation (depreciation) on investments	7,902,461	(1,722,637)
Net Increase in Net Assets Resulting from Operations	11,268,085	12,419,547

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(272,337)	(1,223,071)
Class T1	(1,333,065)	(4,299,858)
From net investment income	(1,605,402)	(5,522,929)
From net realized gains
Class T	–	(1,830,326)
Class T1	–	(7,061,277)
From net realized gains	0	(8,891,603)
Total Distributions	(1,605,402)	(14,414,532)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	6,101,359	14,288,936
Class T1	33,624,995	81,929,329
Shares issued in reinvestment of distributions
Class T	272,337	3,053,397
Class T1	1,333,065	11,361,135
Shares redeemed
Class T	(11,032,377)	(35,459,443)
Class T1	(26,615,381)	(63,428,382)
Net Increase in Net Assets Resulting from Capital Share Transactions	3,683,998	11,744,972

Total Increase in Net Assets	13,346,681	9,749,987

NET ASSETS:
Beginning of period	207,069,409	197,319,422
End of period(a)	$220,416,090	$207,069,409

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	481,143	1,103,961
Class T1	2,638,624	6,318,645
Shares issued in reinvestment of distributions
Class T	20,869	243,960
Class T1	101,760	904,675
Shares redeemed
Class T	(867,461)	(2,748,891)
Class T1	(2,083,174)	(4,889,296)
Net Increase	291,761	933,054

(a) Including undistributed net investment income:	$54,410	$0

See Notes to Financial Statements.
Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the period ended June 30, 2014 and fiscal year ended December 31, 2013

	2014 (Unaudited)	2013
Great-West Lifetime 2015 Fund II

OPERATIONS:
Net investment income	$6,901,955	$18,558,295
Net realized gain on investments	7,878,708	33,273,447
Net change in unrealized appreciation on investments	38,553,444	17,971,543
Net Increase in Net Assets Resulting from Operations	53,334,107	69,803,285

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(1,256,441)	(3,987,333)
Class T1	(5,116,415)	(17,775,223)
Class L	(282,010)	(753,421)
From net investment income	(6,654,866)	(22,515,977)
From net realized gains
Class T	–	(4,557,011)
Class T1	–	(21,423,728)
Class L	–	(939,907)
From net realized gains	0	(26,920,646)
Total Distributions	(6,654,866)	(49,436,623)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	39,288,977	68,181,851
Class T1	138,475,262	341,272,380
Class L	8,321,745	19,712,397
Shares issued in reinvestment of distributions
Class T	1,256,441	8,544,344
Class T1	5,116,415	39,198,951
Class L	282,010	1,693,328
Shares redeemed
Class T	(23,335,635)	(44,437,905)
Class T1	(125,700,147)	(236,003,338)
Class L	(3,902,136)	(5,222,714)
Net Increase in Net Assets Resulting from Capital Share Transactions	39,802,932	192,939,294

Total Increase in Net Assets	86,482,173	213,305,956

NET ASSETS:
Beginning of period	929,663,856	716,357,900
End of period(a)	$1,016,146,029	$929,663,856

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	2,814,851	4,926,526
Class T1	9,920,954	24,709,961
Class L	848,662	1,986,270
Shares issued in reinvestment of distributions
Class T	87,374	626,507
Class T1	356,545	2,880,388
Class L	28,089	176,138
Shares redeemed
Class T	(1,667,697)	(3,216,192)
Class T1	(9,010,565)	(17,073,582)
Class L	(399,274)	(527,602)
Net Increase	2,978,939	14,488,414

(a) Including undistributed net investment income:	$247,089	$0

See Notes to Financial Statements.
Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the period ended June 30, 2014 and fiscal year ended December 31, 2013

	2014 (Unaudited)	2013
Great-West Lifetime 2015 Fund III

OPERATIONS:
Net investment income	$258,257	$615,991
Net realized gain on investments	610,777	1,876,573
Net change in unrealized appreciation on investments	1,254,867	319,836
Net Increase in Net Assets Resulting from Operations	2,123,901	2,812,400

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(132,155)	(626,589)
Class T1	(115,705)	(263,263)
From net investment income	(247,860)	(889,852)
From net realized gains
Class T	–	(987,273)
Class T1	–	(406,452)
From net realized gains	0	(1,393,725)
Total Distributions	(247,860)	(2,283,577)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	1,324,179	5,600,633
Class T1	14,438,217	10,615,760
Shares issued in reinvestment of distributions
Class T	132,155	1,613,862
Class T1	115,705	669,715
Shares redeemed
Class T	(2,228,920)	(3,093,999)
Class T1	(5,175,225)	(8,361,507)
Net Increase in Net Assets Resulting from Capital Share Transactions	8,606,111	7,044,464

Total Increase in Net Assets	10,482,152	7,573,287

NET ASSETS:
Beginning of period	31,658,616	24,085,329
End of period(a)	$42,140,768	$31,658,616

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	93,214	396,176
Class T1	1,019,714	743,012
Shares issued in reinvestment of distributions
Class T	9,076	116,737
Class T1	7,958	48,458
Shares redeemed
Class T	(156,710)	(220,004)
Class T1	(367,407)	(590,740)
Net Increase	605,845	493,639

(a) Including undistributed net investment income:	$10,397	$0

See Notes to Financial Statements.
Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the period ended June 30, 2014 and fiscal year ended December 31, 2013

	2014 (Unaudited)	2013
Great-West Lifetime 2025 Fund I

OPERATIONS:
Net investment income	$2,111,401	$6,167,041
Net realized gain on investments	3,941,788	15,175,152
Net change in unrealized appreciation on investments	10,408,312	5,580,020
Net Increase in Net Assets Resulting from Operations	16,461,501	26,922,213

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(336,222)	(1,656,314)
Class T1	(1,714,241)	(5,886,005)
From net investment income	(2,050,463)	(7,542,319)
From net realized gains
Class T	–	(2,497,356)
Class T1	–	(9,499,450)
From net realized gains	0	(11,996,806)
Total Distributions	(2,050,463)	(19,539,125)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	8,689,202	20,026,055
Class T1	51,989,415	111,763,593
Shares issued in reinvestment of distributions
Class T	336,222	4,153,670
Class T1	1,714,241	15,385,455
Shares redeemed
Class T	(17,288,159)	(42,858,865)
Class T1	(36,544,005)	(68,049,283)
Net Increase in Net Assets Resulting from Capital Share Transactions	8,896,916	40,420,625

Total Increase in Net Assets	23,307,954	47,803,713

NET ASSETS:
Beginning of period	287,697,196	239,893,483
End of period(a)	$311,005,150	$287,697,196

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	630,024	1,448,129
Class T1	3,743,047	8,047,497
Shares issued in reinvestment of distributions
Class T	23,479	304,983
Class T1	119,710	1,128,239
Shares redeemed
Class T	(1,244,962)	(3,075,316)
Class T1	(2,622,316)	(4,894,390)
Net Increase	648,982	2,959,142

(a) Including undistributed net investment income:	$60,938	$0

See Notes to Financial Statements.
Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the period ended June 30, 2014 and fiscal year ended December 31, 2013

	2014 (Unaudited)	2013
Great-West Lifetime 2025 Fund II

OPERATIONS:
Net investment income	$8,901,967	$27,399,035
Net realized gain on investments	8,548,420	55,590,635
Net change in unrealized appreciation on investments	68,682,391	73,092,955
Net Increase in Net Assets Resulting from Operations	86,132,778	156,082,625

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(1,457,859)	(5,032,293)
Class T1	(6,828,706)	(26,631,690)
Class L	(325,403)	(1,023,025)
From net investment income	(8,611,968)	(32,687,008)
From net realized gains
Class T	–	(5,405,402)
Class T1	–	(30,027,427)
Class L	–	(1,164,331)
From net realized gains	0	(36,597,160)
Total Distributions	(8,611,968)	(69,284,168)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	58,025,163	88,158,678
Class T1	228,192,900	493,838,444
Class L	12,153,219	21,137,701
Shares issued in reinvestment of distributions
Class T	1,457,859	10,437,695
Class T1	6,828,706	56,659,117
Class L	325,403	2,187,356
Shares redeemed
Class T	(23,337,677)	(40,087,599)
Class T1	(150,395,732)	(257,897,516)
Class L	(5,263,007)	(6,610,683)
Net Increase in Net Assets Resulting from Capital Share Transactions	127,986,834	367,823,193

Total Increase in Net Assets	205,507,644	454,621,650

NET ASSETS:
Beginning of period	1,384,072,267	929,450,617
End of period(a)	$1,589,579,911	$1,384,072,267

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	3,735,479	5,887,102
Class T1	14,762,245	33,058,908
Class L	1,213,649	2,115,526
Shares issued in reinvestment of distributions
Class T	90,663	690,057
Class T1	426,794	3,765,745
Class L	31,440	222,356
Shares redeemed
Class T	(1,497,882)	(2,667,219)
Class T1	(9,725,433)	(17,183,307)
Class L	(525,002)	(662,252)
Net Increase	8,511,953	25,226,916

(a) Including undistributed net investment income:	$289,999	$0

See Notes to Financial Statements.
Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the period ended June 30, 2014 and fiscal year ended December 31, 2013

	2014 (Unaudited)	2013
Great-West Lifetime 2025 Fund III

OPERATIONS:
Net investment income	$473,446	$1,483,209
Net realized gain on investments	1,356,774	4,519,718
Net change in unrealized appreciation on investments	3,549,482	4,453,599
Net Increase in Net Assets Resulting from Operations	5,379,702	10,456,526

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(283,748)	(1,414,244)
Class T1	(171,194)	(358,094)
From net investment income	(454,942)	(1,772,338)
From net realized gains
Class T	–	(2,338,361)
Class T1	–	(615,680)
From net realized gains	0	(2,954,041)
Total Distributions	(454,942)	(4,726,379)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	5,791,436	11,081,010
Class T1	27,180,329	9,383,545
Shares issued in reinvestment of distributions
Class T	283,748	3,752,605
Class T1	171,194	973,774
Shares redeemed
Class T	(5,390,550)	(6,392,804)
Class T1	(7,027,376)	(5,516,964)
Net Increase in Net Assets Resulting from Capital Share Transactions	21,008,781	13,281,166

Total Increase in Net Assets	25,933,541	19,011,313

NET ASSETS:
Beginning of period	73,764,288	54,752,975
End of period(a)	$99,697,829	$73,764,288

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	357,386	705,283
Class T1	1,668,294	585,057
Shares issued in reinvestment of distributions
Class T	16,880	237,589
Class T1	10,160	61,372
Shares redeemed
Class T	(332,302)	(406,415)
Class T1	(433,346)	(356,194)
Net Increase	1,287,072	826,692

(a) Including undistributed net investment income:	$18,504	$0

See Notes to Financial Statements.
Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the period ended June 30, 2014 and fiscal year ended December 31, 2013

	2014 (Unaudited)	2013
Great-West Lifetime 2035 Fund I

OPERATIONS:
Net investment income	$1,236,887	$4,550,272
Net realized gain on investments	3,512,800	13,980,133
Net change in unrealized appreciation on investments	8,778,991	12,892,833
Net Increase in Net Assets Resulting from Operations	13,528,678	31,423,238

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(162,981)	(1,101,936)
Class T1	(1,039,434)	(4,568,036)
From net investment income	(1,202,415)	(5,669,972)
From net realized gains
Class T	–	(1,874,068)
Class T1	–	(7,991,848)
From net realized gains	0	(9,865,916)
Total Distributions	(1,202,415)	(15,535,888)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	6,805,864	16,612,858
Class T1	43,056,080	79,691,801
Shares issued in reinvestment of distributions
Class T	162,981	2,976,004
Class T1	1,039,434	12,559,884
Shares redeemed
Class T	(15,024,908)	(33,136,036)
Class T1	(22,689,680)	(45,552,406)
Net Increase in Net Assets Resulting from Capital Share Transactions	13,349,771	33,152,105

Total Increase in Net Assets	25,676,034	49,039,455

NET ASSETS:
Beginning of period	219,604,021	170,564,566
End of period(a)	$245,280,055	$219,604,021

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	442,750	1,108,417
Class T1	2,796,350	5,281,988
Shares issued in reinvestment of distributions
Class T	10,174	197,240
Class T1	64,924	830,355
Shares redeemed
Class T	(977,393)	(2,157,568)
Class T1	(1,467,076)	(2,994,211)
Net Increase	869,729	2,266,221

(a) Including undistributed net investment income:	$34,472	$0

See Notes to Financial Statements.
Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the period ended June 30, 2014 and fiscal year ended December 31, 2013

	2014 (Unaudited)	2013
Great-West Lifetime 2035 Fund II

OPERATIONS:
Net investment income	$4,616,943	$20,174,112
Net realized gain on investments	5,846,617	44,558,535
Net change in unrealized appreciation on investments	60,312,075	93,455,461
Net Increase in Net Assets Resulting from Operations	70,775,635	158,188,108

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(749,231)	(3,416,018)
Class T1	(3,528,891)	(19,417,567)
Class L	(174,783)	(757,105)
From net investment income	(4,452,905)	(23,590,690)
From net realized gains
Class T	–	(2,979,758)
Class T1	–	(17,709,389)
Class L	–	(680,096)
From net realized gains	0	(21,369,243)
Total Distributions	(4,452,905)	(44,959,933)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	50,772,325	60,021,589
Class T1	200,749,724	386,462,187
Class L	10,253,440	16,937,008
Shares issued in reinvestment of distributions
Class T	749,231	6,395,776
Class T1	3,528,891	37,126,956
Class L	174,783	1,437,201
Shares redeemed
Class T	(16,596,909)	(20,052,175)
Class T1	(117,024,469)	(177,418,442)
Class L	(3,929,769)	(5,040,905)
Net Increase in Net Assets Resulting from Capital Share Transactions	128,677,247	305,869,195

Total Increase in Net Assets	194,999,977	419,097,370

NET ASSETS:
Beginning of period	1,054,391,442	635,294,072
End of period(a)	$1,249,391,419	$1,054,391,442

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	2,970,644	3,761,837
Class T1	11,766,086	24,140,802
Class L	977,127	1,666,301
Shares issued in reinvestment of distributions
Class T	41,997	385,256
Class T1	198,476	2,242,576
Class L	16,094	140,659
Shares redeemed
Class T	(965,314)	(1,241,899)
Class T1	(6,853,540)	(11,015,353)
Class L	(374,992)	(496,338)
Net Increase	7,776,578	19,583,841

(a Including undistributed net investment income:	$164,038	$0

See Notes to Financial Statements.
Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the period ended June 30, 2014 and fiscal year ended December 31, 2013

	2014 (Unaudited)	2013
Great-West Lifetime 2035 Fund III

OPERATIONS:
Net investment income	$297,930	$1,490,079
Net realized gain on investments	1,384,833	4,563,870
Net change in unrealized appreciation on investments	3,637,851	6,927,074
Net Increase in Net Assets Resulting from Operations	5,320,614	12,981,023

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(192,355)	(1,403,151)
Class T1	(92,370)	(382,953)
From net investment income	(284,725)	(1,786,104)
From net realized gains
Class T	–	(2,139,611)
Class T1	–	(588,189)
From net realized gains	0	(2,727,800)
Total Distributions	(284,725)	(4,513,904)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	4,732,242	11,134,226
Class T1	16,412,136	10,254,131
Shares issued in reinvestment of distributions
Class T	192,355	3,542,762
Class T1	92,370	971,142
Shares redeemed
Class T	(5,670,456)	(3,636,742)
Class T1	(3,650,966)	(6,059,192)
Net Increase in Net Assets Resulting from Capital Share Transactions	12,107,681	16,206,327

Total Increase in Net Assets	17,143,570	24,673,446

NET ASSETS:
Beginning of period	77,088,323	52,414,877
End of period(a)	$94,231,893	$77,088,323

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	273,404	681,484
Class T1	937,760	608,324
Shares issued in reinvestment of distributions
Class T	10,598	209,348
Class T1	5,087	57,158
Shares redeemed
Class T	(326,739)	(219,330)
Class T1	(212,309)	(378,818)
Net Increase	687,801	958,166

(a) Including undistributed net investment income:	$13,205	$0

See Notes to Financial Statements.
Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the period ended June 30, 2014 and fiscal year ended December 31, 2013

	2014 (Unaudited)	2013
Great-West Lifetime 2045 Fund I

OPERATIONS:
Net investment income	$476,179	$2,190,514
Net realized gain on investments	1,457,030	7,421,992
Net change in unrealized appreciation on investments	5,320,844	8,609,740
Net Increase in Net Assets Resulting from Operations	7,254,053	18,222,246

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(78,677)	(582,417)
Class T1	(383,192)	(2,161,410)
From net investment income	(461,869)	(2,743,827)
From net realized gains
Class T	–	(1,001,333)
Class T1	–	(3,698,161)
From net realized gains	0	(4,699,494)
Total Distributions	(461,869)	(7,443,321)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	4,094,864	9,989,240
Class T1	25,442,119	43,819,738
Shares issued in reinvestment of distributions
Class T	78,677	1,583,750
Class T1	383,192	5,859,571
Shares redeemed
Class T	(6,334,750)	(17,313,039)
Class T1	(11,553,585)	(25,359,091)
Net Increase in Net Assets Resulting from Capital Share Transactions	12,110,517	18,580,169

Total Increase in Net Assets	18,902,701	29,359,094

NET ASSETS:
Beginning of period	109,983,156	80,624,062
End of period(a)	$128,885,857	$109,983,156

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	253,121	640,513
Class T1	1,569,718	2,800,983
Shares issued in reinvestment of distributions
Class T	4,642	99,807
Class T1	22,634	368,195
Shares redeemed
Class T	(392,165)	(1,083,027)
Class T1	(709,249)	(1,602,507)
Net Increase	748,701	1,223,964

(a) Including undistributed net investment income:	$14,310	$0

See Notes to Financial Statements.
Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the period ended June 30, 2014 and fiscal year ended December 31, 2013

	2014 (Unaudited)	2013
Great-West Lifetime 2045 Fund II

OPERATIONS:
Net investment income	$1,813,201	$9,899,233
Net realized gain on investments	3,598,783	21,595,522
Net change in unrealized appreciation on investments	31,207,764	52,775,826
Net Increase in Net Assets Resulting from Operations	36,619,748	84,270,581

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(338,176)	(1,897,108)
Class T1	(1,354,951)	(9,333,831)
Class L	(51,558)	(266,484)
From net investment income	(1,744,685)	(11,497,423)
From net realized gains
Class T	–	(1,490,883)
Class T1	–	(7,692,214)
Class L	–	(210,348)
From net realized gains	0	(9,393,445)
Total Distributions	(1,744,685)	(20,890,868)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	28,393,899	33,688,699
Class T1	117,684,045	204,538,802
Class L	5,123,363	6,661,102
Shares issued in reinvestment of distributions
Class T	338,176	3,387,991
Class T1	1,354,951	17,026,045
Class L	51,558	476,832
Shares redeemed
Class T	(9,096,886)	(11,511,219)
Class T1	(70,136,345)	(85,926,368)
Class L	(2,006,581)	(2,408,808)
Net Increase in Net Assets Resulting from Capital Share Transactions	71,706,180	165,933,076

Total Increase in Net Assets	106,581,243	229,312,789

NET ASSETS:
Beginning of period	536,129,793	306,817,004
End of period(a)	$642,711,036	$536,129,793

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	1,610,697	2,063,035
Class T1	6,700,562	12,480,550
Class L	479,650	648,060
Shares issued in reinvestment of distributions
Class T	18,310	197,753
Class T1	73,799	999,007
Class L	4,653	45,912
Shares redeemed
Class T	(513,368)	(703,268)
Class T1	(3,991,286)	(5,222,056)
Class L	(188,339)	(236,196)
Net Increase	4,194,678	10,272,797

(a) Including undistributed net investment income:	$68,516	$0

See Notes to Financial Statements.
Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the period ended June 30, 2014 and fiscal year ended December 31, 2013

	2014 (Unaudited)	2013
Great-West Lifetime 2045 Fund III

OPERATIONS:
Net investment income	$153,085	$824,204
Net realized gain on investments	394,804	2,681,526
Net change in unrealized appreciation on investments	2,608,957	4,216,133
Net Increase in Net Assets Resulting from Operations	3,156,846	7,721,863

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(106,860)	(833,939)
Class T1	(39,654)	(170,473)
From net investment income	(146,514)	(1,004,412)
From net realized gains
Class T	–	(1,312,660)
Class T1	–	(276,365)
From net realized gains	0	(1,589,025)
Total Distributions	(146,514)	(2,593,437)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	3,258,042	7,108,576
Class T1	8,738,508	5,177,307
Shares issued in reinvestment of distributions
Class T	106,860	2,146,599
Class T1	39,654	446,838
Shares redeemed
Class T	(1,640,104)	(4,004,211)
Class T1	(1,299,239)	(3,656,454)
Net Increase in Net Assets Resulting from Capital Share Transactions	9,203,721	7,218,655

Total Increase in Net Assets	12,214,053	12,347,081

NET ASSETS:
Beginning of period	43,406,796	31,059,715
End of period(a)	$55,620,849	$43,406,796

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	184,863	427,211
Class T1	494,061	307,340
Shares issued in reinvestment of distributions
Class T	5,789	124,615
Class T1	2,151	25,911
Shares redeemed
Class T	(92,653)	(239,561)
Class T1	(73,462)	(223,410)
Net Increase	520,749	422,106

(a) Including undistributed net investment income:	$6,571	$0

See Notes to Financial Statements.
Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the period ended June 30, 2014 and fiscal year ended December 31, 2013

	2014 (Unaudited)	2013
Great-West Lifetime 2055 Fund I

OPERATIONS:
Net investment income	$122,778	$548,737
Net realized gain on investments	498,367	2,309,598
Net change in unrealized appreciation on investments	1,486,665	1,898,757
Net Increase in Net Assets Resulting from Operations	2,107,810	4,757,092

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(20,636)	(164,394)
Class T1	(98,379)	(560,690)
From net investment income	(119,015)	(725,084)
From net realized gains
Class T	–	(380,550)
Class T1	–	(1,237,476)
From net realized gains	0	(1,618,026)
Total Distributions	(119,015)	(2,343,110)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	1,817,349	4,219,307
Class T1	11,270,838	13,464,237
Shares issued in reinvestment of distributions
Class T	20,636	544,944
Class T1	98,379	1,798,166
Shares redeemed
Class T	(1,846,104)	(7,283,183)
Class T1	(3,925,432)	(7,626,803)
Net Increase in Net Assets Resulting from Capital Share Transactions	7,435,666	5,116,668

Total Increase in Net Assets	9,424,461	7,530,650

NET ASSETS:
Beginning of period	28,580,750	21,050,100
End of period(a)	$38,005,211	$28,580,750

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	116,250	275,310
Class T1	721,427	877,368
Shares issued in reinvestment of distributions
Class T	1,260	35,437
Class T1	6,013	116,614
Shares redeemed
Class T	(118,081)	(467,340)
Class T1	(250,548)	(495,524)
Net Increase	476,321	341,865

(a) Including undistributed net investment income:	$3,763	$0

See Notes to Financial Statements.
Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the period ended June 30, 2014 and fiscal year ended December 31, 2013

	2014 (Unaudited)	2013
Great-West Lifetime 2055 Fund II

OPERATIONS:
Net investment income	$435,325	$2,425,483
Net realized gain on investments	1,247,165	5,230,772
Net change in unrealized appreciation on investments	7,850,532	12,606,637
Net Increase in Net Assets Resulting from Operations	9,533,022	20,262,892

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(81,758)	(423,715)
Class T1	(325,764)	(2,311,519)
Class L	(12,157)	(60,139)
From net investment income	(419,679)	(2,795,373)
From net realized gains
Class T	–	(300,855)
Class T1	–	(1,719,448)
Class L	–	(42,881)
From net realized gains	0	(2,063,184)
Total Distributions	(419,679)	(4,858,557)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	10,480,625	11,705,591
Class T1	38,800,852	64,182,546
Class L	1,479,217	1,874,528
Shares issued in reinvestment of distributions
Class T	81,758	724,570
Class T1	325,764	4,030,967
Class L	12,157	103,020
Shares redeemed
Class T	(2,602,938)	(3,808,029)
Class T1	(21,918,154)	(23,913,268)
Class L	(536,625)	(880,651)
Net Increase in Net Assets Resulting from Capital Share Transactions	26,122,656	54,019,274

Total Increase in Net Assets	35,235,999	69,423,609

NET ASSETS:
Beginning of period	136,296,956	66,873,347
End of period(a)	$171,532,955	$136,296,956

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	598,684	723,704
Class T1	2,216,715	3,941,550
Class L	140,423	185,305
Shares issued in reinvestment of distributions
Class T	4,455	42,513
Class T1	17,821	237,339
Class L	1,107	9,998
Shares redeemed
Class T	(146,976)	(233,714)
Class T1	(1,255,671)	(1,456,306)
Class L	(50,648)	(88,869)
Net Increase	1,525,910	3,361,520

(a) Including undistributed net investment income:	$15,646	$0

See Notes to Financial Statements.
Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the period ended June 30, 2014 and fiscal year ended December 31, 2013

	2014 (Unaudited)	2013
Great-West Lifetime 2055 Fund III

OPERATIONS:
Net investment income	$20,911	$106,830
Net realized gain on investments	84,728	434,714
Net change in unrealized appreciation on investments	370,393	392,999
Net Increase in Net Assets Resulting from Operations	476,032	934,543

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(11,343)	(88,406)
Class T1	(8,747)	(50,625)
From net investment income	(20,090)	(139,031)
From net realized gains
Class T	–	(132,705)
Class T1	–	(77,824)
From net realized gains	0	(210,529)
Total Distributions	(20,090)	(349,560)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	1,033,147	2,640,888
Class T1	1,693,034	979,886
Shares issued in reinvestment of distributions
Class T	11,343	221,111
Class T1	8,747	128,449
Shares redeemed
Class T	(517,329)	(1,143,475)
Class T1	(99,832)	(477,074)
Net Increase in Net Assets Resulting from Capital Share Transactions	2,129,110	2,349,785

Total Increase in Net Assets	2,585,052	2,934,768

NET ASSETS:
Beginning of period	5,995,933	3,061,165
End of period(a)	$8,580,985	$5,995,933

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	58,893	156,891
Class T1	95,640	57,774
Shares issued in reinvestment of distributions
Class T	613	12,721
Class T1	474	7,422
Shares redeemed
Class T	(29,362)	(67,208)
Class T1	(5,664)	(27,777)
Net Increase	120,594	139,823

(a) Including undistributed net investment income:	$821	$0

See Notes to Financial Statements.
Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Fiscal Years Ended December 31,
	Period Ended June 30, 2014 (Unaudited)	2013	2012	2011	2010	2009(a)
Great-West Lifetime 2015 Fund I - Class T

NET ASSET VALUE, BEGINNING OF PERIOD	$12.51	$12.64	$11.91	$12.44	$11.64	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.10(b)	0.25(b)	0.35(b)	0.69	0.27	0.21
Net realized and unrealized gain (loss)	0.57	0.52	0.93	(0.40)	0.95	1.62
Total From Investment Operations	0.67	0.77	1.28	0.29	1.22	1.83

LESS DISTRIBUTIONS:
From net investment income	(0.10)	(0.35)	(0.33)	(0.66)	(0.32)	(0.19)
From net realized gains	–	(0.55)	(0.22)	(0.16)	(0.10)	–
Total Distributions	(0.10)	(0.90)	(0.55)	(0.82)	(0.42)	(0.19)

NET ASSET VALUE, END OF PERIOD	$13.08	$12.51	$12.64	$11.91	$12.44	$11.64

TOTAL RETURN(c)	5.36%(d)	6.29%	10.76%	2.27%	10.68%	18.37%(d)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$35,618	$38,625	$56,741	$28,788	$25,585	$3,625
Ratio of expenses to average net assets(e)	0.12%(f)	0.12%	0.12%	0.12%	0.12%	0.12%(f)
Ratio of net investment income to average net assets(e)	1.58%(f)	1.94%	2.75%	2.78%	3.08%	7.65%(f)
Portfolio turnover rate(g)	13%(d)	50%	38%	62%	48%	18%(d)

(a)	Class T inception date was May 1, 2009.

(b)	Per share amounts are based upon average shares outstanding.

(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

(d)	Not annualized for periods less than one full year.

(e)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.

(f)	Annualized.

(g)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.
Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Fiscal Years Ended December 31,
	Period Ended June 30, 2014 (Unaudited)	2013	2012	2011	2010	2009((a)
Great-West Lifetime 2015 Fund I - Class T1

NET ASSET VALUE, BEGINNING OF PERIOD	$12.55	$12.68	$11.95	$12.50	$11.64	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.10(b)	0.28(b)	0.35(b)	0.64	0.27	0.19
Net realized and unrealized gain (loss)	0.57	0.48	0.93	(0.38)	0.95	1.64
Total From Investment Operations	0.67	0.76	1.28	0.26	1.22	1.83

LESS DISTRIBUTIONS:
From net investment income	(0.10)	(0.34)	(0.33)	(0.65)	(0.26)	(0.19)
From net realized gains	–	(0.55)	(0.22)	(0.16)	(0.10)	–
Total Distributions	(0.10)	(0.89)	(0.55)	(0.81)	(0.36)	(0.19)

NET ASSET VALUE, END OF PERIOD	$13.12	$12.55	$12.68	$11.95	$12.50	$11.64

TOTAL RETURN(c)	5.30%(d)	6.14%	10.65%	2.15%	10.63%(e)	18.37%(d)(e)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$184,798	$168,444	$140,579	$81,643	$58,747	$10,546
Ratio of expenses to average net assets(f)	0.22%(g)	0.22%	0.22%	0.22%
Before waiver	N/A	N/A	N/A	N/A	0.22%	0.22%(g)
After waiver	N/A	N/A	N/A	N/A	0.22%	0.21%(g)
Ratio of net investment income to average net assets(f)	1.56%(g)	2.15%	2.79%	2.74%
Before waiver	N/A	N/A	N/A	N/A	3.01%	8.02%(g)
After waiver	N/A	N/A	N/A	N/A	3.01%	8.03%(g)
Portfolio turnover rate(h)	13%(d)	50%	38%	62%	48%	18%(d)

(a)	Class T1 inception date was May 1, 2009.

(b)	Per share amounts are based upon average shares outstanding.

(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

(d)	Not annualized for periods less than one full year.

(e)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.

(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.

(g)	Annualized.

(h)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.
Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Fiscal Years Ended December 31,
	Period Ended June 30, 2014 (Unaudited)	2013	2012	2011	2010	2009(a)
Great-West Lifetime 2015 Fund II - Class T

NET ASSET VALUE, BEGINNING OF PERIOD	$13.73	$13.34	$12.41	$12.88	$11.86	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.11(b)	0.32(b)	0.36(b)	0.54	0.25	0.18
Net realized and unrealized gain (loss)	0.67	0.85	1.12	(0.35)	1.11	1.86
Total From Investment Operations	0.78	1.17	1.48	0.19	1.36	2.04

LESS DISTRIBUTIONS:
From net investment income	(0.10)	(0.36)	(0.31)	(0.54)	(0.25)	(0.18)
From net realized gains	–	(0.42)	(0.24)	(0.12)	(0.09)	–
Total Distributions	(0.10)	(0.78)	(0.55)	(0.66)	(0.34)	(0.18)

NET ASSET VALUE, END OF PERIOD	$14.41	$13.73	$13.34	$12.41	$12.88	$11.86

TOTAL RETURN(c)	5.68%(d)	8.97%	11.91%	1.49%	11.59%	20.48%(d)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$183,721	$158,142	$122,399	$37,125	$25,210	$3,353
Ratio of expenses to average net assets(e)	0.12%(f)	0.12%	0.12%	0.12%	0.12%	0.12%(f)
Ratio of net investment income to average net assets(e)	1.54%(f)	2.28%	2.73%	2.67%	2.84%	7.61%(f)
Portfolio turnover rate(g)	7%(d)	29%	35%	52%	37%	104%(d)

(a)	Class T inception date was May 1, 2009.

(b)	Per share amounts are based upon average shares outstanding.

(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

(d)	Not annualized for periods less than one full year.

(e)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.

(f)	Annualized.

(g)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.
Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Fiscal Years Ended December 31,
	Period Ended June 30, 2014 (Unaudited)	2013	2012	2011	2010	2009(a)
Great-West Lifetime 2015 Fund II - Class T1

NET ASSET VALUE, BEGINNING OF PERIOD	$13.71	$13.31	$12.40	$12.88	$11.86	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.10(b)	0.30(b)	0.34(b)	0.54	0.23	0.19
Net realized and unrealized gain (loss)	0.66	0.86	1.11	(0.36)	1.12	1.85
Total From Investment Operations	0.76	1.16	1.45	0.18	1.35	2.04

LESS DISTRIBUTIONS:
From net investment income	(0.09)	(0.34)	(0.30)	(0.54)	(0.24)	(0.18)
From net realized gains	–	(0.42)	(0.24)	(0.12)	(0.09)	–
Total Distributions	(0.09)	(0.76)	(0.54)	(0.66)	(0.33)	(0.18)

NET ASSET VALUE, END OF PERIOD	$14.38	$13.71	$13.31	$12.40	$12.88	$11.86

TOTAL RETURN(c)	5.56%(d)	8.84%	11.86%	1.34%	11.50%(e)	20.53%(d)(e)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$800,851	$745,925	$584,168	$351,144	$199,406	$19,018
Ratio of expenses to average net assets(f)	0.22%(g)	0.22%	0.22%	0.22%
Before waiver	N/A	N/A	N/A	N/A	0.22%	0.22%(g)
After waiver	N/A	N/A	N/A	N/A	0.22%	0.22%(g)
Ratio of net investment income to average net assets(f)	1.41%(g)	2.18%	2.56%	2.68%
Before waiver	N/A	N/A	N/A	N/A	2.82%	7.17%(g)
After waiver	N/A	N/A	N/A	N/A	2.82%	7.17%(g)
Portfolio turnover rate(h)	7%(d)	29%	35%	52%	37%	104%(d)

(a)	Class T1 inception date was May 1, 2009.

(b)	Per share amounts are based upon average shares outstanding.

(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

(d)	Not annualized for periods less than one full year.

(e)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.

(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.

(g)	Annualized.

(h)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.
Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Fiscal Years Ended December 31,
	Period Ended June 30, 2014 (Unaudited)	2013	2012	2011(a)
Great-West Lifetime 2015 Fund II - Class L

NET ASSET VALUE, BEGINNING OF PERIOD	$9.63	$9.56	$9.09	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.07(b)	0.25(b)	0.30(b)	0.61
Net realized and unrealized gain (loss)	0.46	0.57	0.75	(0.85)
Total From Investment Operations	0.53	0.82	1.05	(0.24)

LESS DISTRIBUTIONS:
From net investment income	(0.09)	(0.33)	(0.34)	(0.61)
From net realized gains	–	(0.42)	(0.24)	(0.06)
Total Distributions	(0.09)	(0.75)	(0.58)	(0.67)

NET ASSET VALUE, END OF PERIOD	$10.07	$9.63	$9.56	$9.09

TOTAL RETURN(c)	5.52%(d)	8.73%	11.58%(e)	(2.39%)(d)(e)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$31,574	$25,597	$9,791	$1,976
Ratio of expenses to average net assets(f)	0.37%(g)	0.37%
Before waiver	N/A	N/A	0.37%	0.37%(g)
After waiver	N/A	N/A	0.37%	0.37%(g)
Ratio of net investment income to average net assets(f)	1.34%(g)	2.53%
Before waiver	N/A	N/A	3.07%	3.95%(g)
After waiver	N/A	N/A	3.07%	3.96%(g)
Portfolio turnover rate(h)	7%(d)	29%	35%	52%

(a)	Class L inception date was April 7, 2011.

(b)	Per share amounts are based upon average shares outstanding.

(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

(d)	Not annualized for periods less than one full year.

(e)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.

(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.

(g)	Annualized.

(h)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.
Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Fiscal Years Ended December 31,
	Period Ended June 30, 2014 (Unaudited)	2013	2012	2011	2010	2009(a)
Great-West Lifetime 2015 Fund III - Class T

NET ASSET VALUE, BEGINNING OF PERIOD	$13.87	$13.45	$12.55	$13.24	$12.13	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.09(b)	0.33(b)	0.31(b)	0.49	0.19	0.20
Net realized and unrealized gain (loss)	0.73	1.21	1.31	(0.45)	1.31	2.10
Total From Investment Operations	0.82	1.54	1.62	0.04	1.50	2.30

LESS DISTRIBUTIONS:
From net investment income	(0.09)	(0.44)	(0.56)	(0.53)	(0.18)	(0.17)
From net realized gains	–	(0.68)	(0.16)	(0.20)	(0.21)	–
Total Distributions	(0.09)	(1.12)	(0.72)	(0.73)	(0.39)	(0.17)

NET ASSET VALUE, END OF PERIOD	$14.60	$13.87	$13.45	$12.55	$13.24	$12.13

TOTAL RETURN(c)	5.91%(d)	11.76%	13.01%	0.31%	12.55%	23.07%(d)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$21,839	$21,508	$16,912	$2,900	$204	$20
Ratio of expenses to average net assets(e)	0.12%(f)	0.12%	0.12%	0.12%	0.12%	0.12%(f)
Ratio of net investment income to average net assets(e)	1.35%(f)	2.31%	2.30%	5.64%	2.39%	3.14%(f)
Portfolio turnover rate(g)	18%(d)	60%	61%	78%	64%	65%(d)

(a)	Class T inception date was May 1, 2009.

(b)	Per share amounts are based upon average shares outstanding.

(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

(d)	Not annualized for periods less than one full year.

(e)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.

(f)	Annualized.

(g)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.
Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Fiscal Years Ended December 31,
	Period Ended June 30, 2014 (Unaudited)	2013	2012	2011	2010	2009(a)
Great-West Lifetime 2015 Fund III - Class T1

NET ASSET VALUE, BEGINNING OF PERIOD	$13.85	$13.48	$12.58	$13.19	$12.13	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.11(b)	0.38(b)	0.28(b)	0.44	0.21	0.17
Net realized and unrealized gain (loss)	0.70	1.16	1.33	(0.41)	1.27	2.13
Total From Investment Operations	0.81	1.54	1.61	0.03	1.48	2.30

LESS DISTRIBUTIONS:
From net investment income	(0.09)	(0.49)	(0.55)	(0.44)	(0.21)	(0.17)
From net realized gains	–	(0.68)	(0.16)	(0.20)	(0.21)	–
Total Distributions	(0.09)	(1.17)	(0.71)	(0.64)	(0.42)	(0.17)

NET ASSET VALUE, END OF PERIOD	$14.57	$13.85	$13.48	$12.58	$13.19	$12.13

TOTAL RETURN(c)	5.82%(d)	11.64%	12.90%	0.35%	12.38%(e)	23.07%(d)(e)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$20,302	$10,151	$7,174	$6,638	$4,499	$1,535
Ratio of expenses to average net assets(f)	0.22%(g)	0.22%	0.22%	0.22%
Before waiver	N/A	N/A	N/A	N/A	0.22%	0.22%(g)
After waiver	N/A	N/A	N/A	N/A	0.22%	0.21%(g)
Ratio of net investment income to average net assets(f)	1.55%(g)	2.71%	2.08%	2.31%
Before waiver	N/A	N/A	N/A	N/A	2.56%	5.57%(g)
After waiver	N/A	N/A	N/A	N/A	2.56%	5.58%(g)
Portfolio turnover rate(h)	18%(d)	60%	61%	78%	64%	65%(d)

(a)	Class T1 inception date was May 1, 2009.

(b)	Per share amounts are based upon average shares outstanding.

(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

(d)	Not annualized for periods less than one full year.

(e)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.

(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.

(g)	Annualized.

(h)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.
Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Fiscal Years Ended December 31,
	Period Ended June 30, 2014 (Unaudited)	2013	2012	2011	2010	2009(a)
Great-West Lifetime 2025 Fund I - Class T

NET ASSET VALUE, BEGINNING OF PERIOD	$13.69	$13.29	$12.30	$13.11	$12.03	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.10(b)	0.28(b)	0.34(b)	0.70	0.24	0.19
Net realized and unrealized gain (loss)	0.67	1.08	1.20	(0.67)	1.22	2.01
Total From Investment Operations	0.77	1.36	1.54	0.03	1.46	2.20

LESS DISTRIBUTIONS:
From net investment income	(0.10)	(0.38)	(0.31)	(0.68)	(0.28)	(0.17)
From net realized gains	–	(0.58)	(0.24)	(0.16)	(0.10)	–
Total Distributions	(0.10)	(0.96)	(0.55)	(0.84)	(0.38)	(0.17)

NET ASSET VALUE, END OF PERIOD	$14.36	$13.69	$13.29	$12.30	$13.11	$12.03

TOTAL RETURN(c)	5.63%(d)	10.48%	12.54%	0.22%	12.26%	22.15%(d)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$48,622	$54,464	$70,415	$42,230	$40,346	$5,517
Ratio of expenses to average net assets(e)	0.12%(f)	0.12%	0.12%	0.12%	0.12%	0.12%(f)
Ratio of net investment income to average net assets(e)	1.40%(f)	2.00%	2.57%	2.43%	2.78%	5.49%(f)
Portfolio turnover rate(g)	12%(d)	42%	33%	54%	42%	24%(d)

(a)	Class T inception date was May 1, 2009.

(b)	Per share amounts are based upon average shares outstanding.

(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

(d)	Not annualized for periods less than one full year.

(e)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.

(f)	Annualized.

(g)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.
Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Fiscal Years Ended December 31,
	Period Ended June 30, 2014 (Unaudited)	2013	2012	2011	2010	2009(a)
Great-West Lifetime 2025 Fund I - Class T1

NET ASSET VALUE, BEGINNING OF PERIOD	$13.69	$13.28	$12.31	$13.13	$12.03	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.10(b)	0.32(b)	0.35(b)	0.67	0.24	0.17
Net realized and unrealized gain (loss)	0.65	1.04	1.17	(0.65)	1.19	2.03
Total From Investment Operations	0.75	1.36	1.52	0.02	1.43	2.20

LESS DISTRIBUTIONS:
From net investment income	(0.09)	(0.37)	(0.31)	(0.68)	(0.23)	(0.17)
From net realized gains	–	(0.58)	(0.24)	(0.16)	(0.10)	–
Total Distributions	(0.09)	(0.95)	(0.55)	(0.84)	(0.33)	(0.17)

NET ASSET VALUE, END OF PERIOD	$14.35	$13.69	$13.28	$12.31	$13.13	$12.03

TOTAL RETURN(c)	5.51%(d)	10.37%	12.47%	0.17%	12.03%(e)	22.15%(d)(e)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$262,383	$233,233	$169,479	$95,598	$64,989	$10,814
Ratio of expenses to average net assets(f)	0.22%(g)	0.22%	0.22%	0.22%
Before waiver	N/A	N/A	N/A	N/A	0.22%	0.22%(g)
After waiver	N/A	N/A	N/A	N/A	0.22%	0.22%(g)
Ratio of net investment income to average net assets(f)	1.42%(g)	2.30%	2.62%	2.48%
Before waiver	N/A	N/A	N/A	N/A	2.77%	6.37%(g)
After waiver	N/A	N/A	N/A	N/A	2.77%	6.37%(g)
Portfolio turnover rate(h)	12%(d)	42%	33%	54%	42%	24%(d)

(a)	Class T1 inception date was May 1, 2009.

(b)	Per share amounts are based upon average shares outstanding.

(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

(d)	Not annualized for periods less than one full year.

(e)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.

(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.

(g)	Annualized.

(h)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.
Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Fiscal Years Ended December 31,
	Period Ended June 30, 2014 (Unaudited)	2013	2012	2011	2010	2009(a)
Great-West Lifetime 2025 Fund II - Class T

NET ASSET VALUE, BEGINNING OF PERIOD	$15.32	$14.11	$12.86	$13.68	$12.35	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.10(b)	0.36(b)	0.33(b)	0.49	0.21	0.16
Net realized and unrealized gain (loss)	0.79	1.67	1.45	(0.62)	1.40	2.34
Total From Investment Operations	0.89	2.03	1.78	(0.13)	1.61	2.50

LESS DISTRIBUTIONS:
From net investment income	(0.09)	(0.40)	(0.29)	(0.52)	(0.19)	(0.15)
From net realized gains	–	(0.42)	(0.24)	(0.17)	(0.09)	–
Total Distributions	(0.09)	(0.82)	(0.53)	(0.69)	(0.28)	(0.15)

NET ASSET VALUE, END OF PERIOD	$16.12	$15.32	$14.11	$12.86	$13.68	$12.35

TOTAL RETURN(c)	5.83%(d)	14.54%	13.93%	(1.00%)	13.23%	25.14%(d)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$256,041	$207,546	$136,059	$46,667	$40,717	$20,100
Ratio of expenses to average net assets(e)	0.12%(f)	0.12%	0.12%	0.12%	0.12%	0.12%(f)
Ratio of net investment income to average net assets(e)	1.33%(f)	2.41%	2.40%	2.02%	2.06%	12.62%(f)
Portfolio turnover rate(g)	4%(d)	22%	27%	50%	33%	14%(d)

(a)	Class T inception date was May 1, 2009.

(b)	Per share amounts are based upon average shares outstanding.

(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

(d)	Not annualized for periods less than one full year.

(e)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.

(f)	Annualized.

(g)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.
Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Fiscal Years Ended December 31,
	Period Ended June 30, 2014 (Unaudited)	2013	2012	2011	2010	2009(a)
Great-West Lifetime 2025 Fund II - Class T1

NET ASSET VALUE, BEGINNING OF PERIOD	$15.24	$14.04	$12.80	$13.66	$12.34	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.09(b)	0.34(b)	0.32(b)	0.53	0.20	0.15
Net realized and unrealized gain (loss)	0.80	1.66	1.44	(0.69)	1.41	2.34
Total From Investment Operations	0.89	2.00	1.76	(0.16)	1.61	2.49

LESS DISTRIBUTIONS:
From net investment income	(0.09)	(0.38)	(0.28)	(0.53)	(0.20)	(0.15)
From net realized gains	–	(0.42)	(0.24)	(0.17)	(0.09)	–
Total Distributions	(0.09)	(0.80)	(0.52)	(0.70)	(0.29)	(0.15)

NET ASSET VALUE, END OF PERIOD	$16.04	$15.24	$14.04	$12.80	$13.66	$12.34

TOTAL RETURN(c)	5.81%(d)	14.39%	13.88%	(1.18%)	13.26%(e)	25.04%(d)(e)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$1,293,507	$1,145,488	$779,692	$443,236	$243,313	$26,103
Ratio of expenses to average net assets(f)	0.22%(g)	0.22%	0.22%	0.22%
Before waiver	N/A	N/A	N/A	N/A	0.22%	0.22%(g)
After waiver	N/A	N/A	N/A	N/A	0.22%	0.22%(g)
Ratio of net investment income to average net assets(f)	1.19%(g)	2.30%	2.29%	2.25%
Before waiver	N/A	N/A	N/A	N/A	2.37%	6.02%(g)
After waiver	N/A	N/A	N/A	N/A	2.37%	6.02%(g)
Portfolio turnover rate(h)	4%(d)	22%	27%	50%	33%	14%(d)

(a)	Class T inception date was May 1, 2009.

(b)	Per share amounts are based upon average shares outstanding.

(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

(d)	Not annualized for periods less than one full year.

(e)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.

(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.

(g)	Annualized.

(h)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.
Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Fiscal Years Ended December 31,
	Period Ended June 30, 2014 (Unaudited)	2013	2012	2011(a)
Great-West Lifetime 2025 Fund II - Class L

NET ASSET VALUE, BEGINNING OF PERIOD	$9.90	$9.38	$8.73	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.05(b)	0.26(b)	0.24(b)	0.58
Net realized and unrealized gain (loss)	0.51	1.05	0.95	(1.14)
Total From Investment Operations	0.56	1.31	1.19	(0.56)

LESS DISTRIBUTIONS:
From net investment income	(0.08)	(0.37)	(0.30)	(0.58)
From net realized gains	–	(0.42)	(0.24)	(0.13)
Total Distributions	(0.08)	(0.79)	(0.54)	(0.71)

NET ASSET VALUE, END OF PERIOD	$10.38	$9.90	$9.38	$8.73

TOTAL RETURN(c)	5.71%(d)	14.33%	13.65%	(5.69%)(d)(e)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$40,033	$31,039	$13,699	$3,489
Ratio of expenses to average net assets(f)	0.37%(g)	0.37%	0.37%
Before waiver	N/A	N/A	N/A	0.37%(g)
After waiver	N/A	N/A	N/A	0.37%(g)
Ratio of net investment income to average net assets(f)	1.09%(g)	2.55%	2.58%
Before waiver	N/A	N/A	N/A	3.38%(g)
After waiver	N/A	N/A	N/A	3.38%(g)
Portfolio turnover rate(h)	4%(d)	22%	27%	50%

(a)	Class L inception date was April 7, 2011.

(b)	Per share amounts are based upon average shares outstanding.

(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

(d)	Not annualized for periods less than one full year.

(e)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.

(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.

(g)	Annualized.

(h)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.
Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Fiscal Years Ended December 31,
	Period Ended June 30, 2014 (Unaudited)	2013	2012	2011	2010	2009(a)
Great-West Lifetime 2025 Fund III - Class T

NET ASSET VALUE, BEGINNING OF PERIOD	$15.96	$14.42	$12.94	$13.94	$12.61	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.08(b)	0.36(b)	0.29(b)	0.56	0.16	0.15
Net realized and unrealized gain (loss)	0.90	2.29	1.66	(0.89)	1.62	2.60
Total From Investment Operations	0.98	2.65	1.95	(0.33)	1.78	2.75

LESS DISTRIBUTIONS:
From net investment income	(0.08)	(0.42)	(0.35)	(0.58)	(0.15)	(0.14)
From net realized gains	–	(0.69)	(0.12)	(0.09)	(0.30)	–
Total Distributions	(0.08)	(1.11)	(0.47)	(0.67)	(0.45)	(0.14)

NET ASSET VALUE, END OF PERIOD	$16.86	$15.96	$14.42	$12.94	$13.94	$12.61

TOTAL RETURN(c)	6.13%(d)	18.52%	15.12%	(2.34%)	14.32%	27.63%(d)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$61,675	$57,694	$44,422	$6,666	$939	$166
Ratio of expenses to average net assets(e)	0.12%(f)	0.12%	0.12%	0.12%	0.12%	0.12%(f)
Ratio of net investment income to average net assets(e)	1.04%(f)	2.32%	2.05%	4.20%	2.15%	5.71%(f)
Portfolio turnover rate(g)	11%(d)	30%	34%	83%	84%	108%(d)

(a)	Class T inception date was May 1, 2009.

(b)	Per share amounts are based upon average shares outstanding.

(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

(d)	Not annualized for periods less than one full year.

(e)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.

(f)	Annualized.

(g)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.
Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Fiscal Years Ended December 31,
	Period Ended June 30, 2014 (Unaudited)	2013	2012	2011	2010	2009(a)
Great-West Lifetime 2025 Fund III - Class T1

NET ASSET VALUE, BEGINNING OF PERIOD	$16.00	$14.46	$12.97	$13.92	$12.61	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.10(b)	0.42(b)	0.25(b)	0.52	0.15	0.14
Net realized and unrealized gain (loss)	0.87	2.21	1.69	(0.86)	1.61	2.61
Total From Investment Operations	0.97	2.63	1.94	(0.34)	1.76	2.75

LESS DISTRIBUTIONS:
From net investment income	(0.07)	(0.40)	(0.33)	(0.52)	(0.15)	(0.14)
From net realized gains	–	(0.69)	(0.12)	(0.09)	(0.30)	–
Total Distributions	(0.07)	(1.09)	(0.45)	(0.61)	(0.45)	(0.14)

NET ASSET VALUE, END OF PERIOD	$16.90	$16.00	$14.46	$12.97	$13.92	$12.61

TOTAL RETURN(c)	6.09%(d)	18.38%	15.02%	(2.38%)	14.14%(e)	27.63%(d)(e)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$38,023	$16,070	$10,331	$8,790	$4,928	$2,016
Ratio of expenses to average net assets(f)	0.22%(g)	0.22%	0.22%	0.22%
Before waiver	N/A	N/A	N/A	N/A	0.22%	.22%(g)
After waiver	N/A	N/A	N/A	N/A	0.22%	.21%(g)
Ratio of net investment income to average net assets(f)	1.24%(g)	2.65%	1.79%	2.05%
Before waiver	N/A	N/A	N/A	N/A	1.76%	4.85%(g)
After waiver	N/A	N/A	N/A	N/A	1.76%	4.86%(g)
Portfolio turnover rate(h)	11%(d)	30%	34%	83%	84%	108%(d)

(a)	Class T1 inception date was May 1, 2009.

(b)	Per share amounts are based upon average shares outstanding.

(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

(d)	Not annualized for periods less than one full year.

(e)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.

(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.

(g)	Annualized.

(h)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.
Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Fiscal Years Ended December 31,
	Period Ended June 30, 2014 (Unaudited)	2013	2012	2011	2010	2009(a)
Great-West Lifetime 2035 Fund I - Class T

NET ASSET VALUE, BEGINNING OF PERIOD	$15.25	$14.06	$12.74	$13.87	$12.49	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.08(b)	0.28(b)	0.29(b)	0.72	0.19	0.17
Net realized and unrealized gain (loss)	0.82	2.04	1.58	(1.00)	1.52	2.47
Total From Investment Operations	0.90	2.32	1.87	(0.28)	1.71	2.64

LESS DISTRIBUTIONS:
From net investment income	(0.08)	(0.42)	(0.28)	(0.70)	(0.23)	(0.15)
From net realized gains	–	(0.71)	(0.27)	(0.15)	(0.10)	–
Total Distributions	(0.08)	(1.13)	(0.55)	(0.85)	(0.33)	(0.15)

NET ASSET VALUE, END OF PERIOD	$16.07	$15.25	$14.06	$12.74	$13.87	$12.49

TOTAL RETURN(c)	5.93%(d)	16.73%	14.73%	(2.02%)	13.80%	26.50%(d)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$31,180	$37,599	$46,624	$29,585	$27,133	$2,319
Ratio of expenses to average net assets(e)	0.12%(f)	0.12%	0.12%	0.12%	0.12%	0.12%(f)
Ratio of net investment income to average net assets(e)	1.04%(f)	1.87%	2.14%	1.98%	2.46%	6.44%(f)
Portfolio turnover rate(g)	11%(d)	36%	30%	53%	44%	9%(d)

(a)	Class T inception date was May 1, 2009.

(b)	Per share amounts are based upon average shares outstanding.

(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

(d)	Not annualized for periods less than one full year.

(e)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.

(f)	Annualized.

(g)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.
Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Fiscal Years Ended December 31,
	Period Ended June 30, 2014 (Unaudited)	2013	2012	2011	2010	2009(a)
Great-West Lifetime 2035 Fund I - Class T1

NET ASSET VALUE, BEGINNING OF PERIOD	$15.25	$14.05	$12.75	$13.89	$12.48	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.08(b)	0.35(b)	0.30(b)	0.68	0.19	0.15
Net realized and unrealized gain (loss)	0.81	1.97	1.55	(0.98)	1.50	2.48
Total From Investment Operations	0.89	2.32	1.85	(0.30)	1.69	2.63

LESS DISTRIBUTIONS:
From net investment income	(0.08)	(0.41)	(0.28)	(0.69)	(0.18)	(0.15)
From net realized gains	–	(0.71)	(0.27)	(0.15)	(0.10)	–
Total Distributions	(0.08)	(1.12)	(0.55)	(0.84)	(0.28)	(0.15)

NET ASSET VALUE, END OF PERIOD	$16.06	$15.25	$14.05	$12.75	$13.89	$12.48

TOTAL RETURN(c)	5.83%(d)	16.64%	14.63%	(2.12%)	13.69%(e)	26.40%(d)(e)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$214,100	$182,005	$123,940	$72,088	$43,639	$7,346
Ratio of expenses to average net assets(f)	0.22%(g)	0.22%	0.22%	0.22%
Before waiver	N/A	N/A	N/A	N/A	0.22%	0.22%(g)
After waiver	N/A	N/A	N/A	N/A	0.22%	0.22%(g)
Ratio of net investment income to average net assets(f)	1.08%(g)	2.30%	2.19%	2.03%
Before waiver	N/A	N/A	N/A	N/A	2.17%	5.77%(g)
After waiver	N/A	N/A	N/A	N/A	2.17%	5.77%(g)
Portfolio turnover rate(h)	11%(d)	36%	30%	53%	44%	9%(d)

(a)	Class T1 inception date was May 1, 2009.

(b)	Per share amounts are based upon average shares outstanding.

(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

(d)	Not annualized for periods less than one full year.

(e)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.

(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.

(g)	Annualized.

(h)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.
Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Fiscal Years Ended December 31,
	Period Ended June 30, 2014 (Unaudited)	2013	2012	2011	2010	2009(a)
Great-West Lifetime 2035 Fund II - Class T

NET ASSET VALUE, BEGINNING OF PERIOD	$16.93	$14.68	$13.10	$14.29	$12.72	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.08(b)	0.40(b)	0.29(b)	0.54	0.17	0.10
Net realized and unrealized gain (loss)	0.96	2.62	1.77	(0.99)	1.66	2.72
Total From Investment Operations	1.04	3.02	2.06	(0.45)	1.83	2.82

LESS DISTRIBUTIONS:
From net investment income	(0.07)	(0.41)	(0.25)	(0.55)	(0.16)	(0.10)
From net realized gains	–	(0.36)	(0.23)	(0.19)	(0.10)	–
Total Distributions	(0.07)	(0.77)	(0.48)	(0.74)	(0.26)	(0.10)

NET ASSET VALUE, END OF PERIOD	$17.90	$16.93	$14.68	$13.10	$14.29	$12.72

TOTAL RETURN(c)	6.14%(d)	20.74%	15.83%	(3.17%)	14.60%	28.19%(d)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$193,523	$148,360	$86,019	$27,285	$21,833	$8,028
Ratio of expenses to average net assets(e)	0.12%(f)	0.12%	0.12%	0.12%	0.12%	0.12%(f)
Ratio of net investment income to average net assets(e)	0.93%(f)	2.44%	2.04%	1.66%	1.72%	11.71%(f)
Portfolio turnover rate(g)	4%(d)	14%	22%	51%	36%	13%(d)

(a)	Class T inception date was May 1, 2009.

(b)	Per share amounts are based upon average shares outstanding.

(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

(d)	Not annualized for periods less than one full year.

(e)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.

(f)	Annualized.

(g)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.
Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Fiscal Years Ended December 31,
	Period Ended June 30, 2014 (Unaudited)	2013	2012	2011	2010	2009(a)
Great-West Lifetime 2035 Fund II - Class T1

NET ASSET VALUE, BEGINNING OF PERIOD	$16.88	$14.63	$13.07	$14.27	$12.72	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.07(b)	0.38(b)	0.27(b)	0.55	0.16	0.10
Net realized and unrealized gain (loss)	0.95	2.62	1.76	(1.01)	1.66	2.72
Total From Investment Operations	1.02	3.00	2.03	(0.46)	1.82	2.82

LESS DISTRIBUTIONS:
From net investment income	(0.06)	(0.39)	(0.24)	(0.55)	(0.16)	(0.10)
From net realized gains	–	(0.36)	(0.23)	(0.19)	(0.11)	–
Total Distributions	(0.06)	(0.75)	(0.47)	(0.74)	(0.27)	(0.10)

NET ASSET VALUE, END OF PERIOD	$17.84	$16.88	$14.63	$13.07	$14.27	$12.72

TOTAL RETURN(c)	6.05%(d)	20.67%	15.71%	(3.30%)	14.41%(e)	28.19%(d)(e)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$1,025,227	$883,355	$541,129	$300,439	$169,728	$21,191
Ratio of expenses to average net assets(f)	0.22%(g)	0.22%	0.22%	0.22%
Before waiver	N/A	N/A	N/A	N/A	0.22%	0.22%(g)
After waiver	N/A	N/A	N/A	N/A	0.22%	0.22%(g)
Ratio of net investment income to average net assets(f)	0.80%(g)	2.33%	1.91%	1.80%
Before waiver	N/A	N/A	N/A	N/A	1.86%	5.20%(g)
After waiver	N/A	N/A	N/A	N/A	1.86%	5.20%(g)
Portfolio turnover rate(h)	4%(d)	14%	22%	51%	36%	13%(d)

(a)	Class T1 inception date was May 1, 2009.

(b)	Per share amounts are based upon average shares outstanding.

(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

(d)	Not annualized for periods less than one full year.

(e)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.

(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.

(g)	Annualized.

(h)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.
Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Fiscal Years Ended December 31,
	Period Ended June 30, 2014 (Unaudited)	2013	2012	2011(a)
Great-West Lifetime 2035 Fund II - Class L

NET ASSET VALUE, BEGINNING OF PERIOD	$10.34	$9.22	$8.41	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.04(b)	0.28(b)	0.20(b)	0.60
Net realized and unrealized gain (loss)	0.58	1.59	1.10	(1.45)
Total From Investment Operations	0.62	1.87	1.30	(0.85)

LESS DISTRIBUTIONS:
From net investment income	(0.06)	(0.39)	(0.26)	(0.60)
From net realized gains	–	(0.36)	(0.23)	(0.14)
Total Distributions	(0.06)	(0.75)	(0.49)	(0.74)

NET ASSET VALUE, END OF PERIOD	$10.90	$10.34	$9.22	$8.41

TOTAL RETURN(c)	6.02%(d)	20.50%	15.56%(e)	(8.50%)(d)(e)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$30,642	$22,677	$8,146	$1,789
Ratio of expenses to average net assets(f)	0.37%(g)	0.37%
Before waiver	N/A	N/A	0.37%	0.37%(g)
After waiver	N/A	N/A	0.37%	0.37%(g)
Ratio of net investment income to average net assets(f)	0.70%(g)	2.71%
Before waiver	N/A	N/A	2.19%	3.04%(g)
After waiver	N/A	N/A	2.19%	3.04%(g)
Portfolio turnover rate(h)	4%(d)	14%	22%	51%

(a)	Class L inception date was April 7, 2011.

(b)	Per share amounts are based upon average shares outstanding.

(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

(d)	Not annualized for periods less than one full year.

(e)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.

(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.

(g)	Annualized.

(h)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.
Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Fiscal Years Ended December 31,
	Period Ended June 30, 2014 (Unaudited)	2013	2012	2011	2010	2009(a)
Great-West Lifetime 2035 Fund III - Class T

NET ASSET VALUE, BEGINNING OF PERIOD	$17.19	$14.86	$13.18	$14.39	$12.84	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.06(b)	0.38(b)	0.26(b)	0.45	0.14	0.14
Net realized and unrealized gain (loss)	1.03	3.04	1.89	(0.99)	1.79	2.83
Total From Investment Operations	1.09	3.42	2.15	(0.54)	1.93	2.97

LESS DISTRIBUTIONS:
From net investment income	(0.06)	(0.43)	(0.34)	(0.56)	(0.04)	(0.13)
From net realized gains	–	(0.66)	(0.13)	(0.11)	(0.34)	–
Total Distributions	(0.06)	(1.09)	(0.47)	(0.67)	(0.38)	(0.13)

NET ASSET VALUE, END OF PERIOD	$18.22	$17.19	$14.86	$13.18	$14.39	$12.84

TOTAL RETURN(c)	6.32%(d)	23.24%	16.51%	(3.79%)	15.14%	29.81%(d)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$61,897	$59,137	$41,154	$2,887	$291	$30
Ratio of expenses to average net assets(e)	0.12%(f)	0.12%	0.12%	0.12%	0.12%	0.12%(f)
Ratio of net investment income to average net assets(e)	0.69%(f)	2.31%	1.78%	4.38%	1.67%	2.43%(f)
Portfolio turnover rate(g)	9%(d)	22%	28%	64%	81%	27%(d)

(a)	Class T inception date was May 1, 2009.

(b)	Per share amounts are based upon average shares outstanding.

(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

(d)	Not annualized for periods less than one full year.

(e)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.

(f)	Annualized.

(g)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.
Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Fiscal Years Ended December 31,
	Period Ended June 30, 2014 (Unaudited)	2013	2012	2011	2010	2009(a)
Great-West Lifetime 2035 Fund III - Class T1

NET ASSET VALUE, BEGINNING OF PERIOD	$17.20	$14.88	$13.19	$14.38	$12.84	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.07(b)	0.45(b)	0.22(b)	0.42	0.12	0.13
Net realized and unrealized gain (loss)	1.01	2.95	1.93	(0.99)	1.79	2.84
Total From Investment Operations	1.08	3.40	2.15	(0.57)	1.91	2.97

LESS DISTRIBUTIONS:
From net investment income	(0.05)	(0.42)	(0.33)	(0.51)	(0.03)	(0.13)
From net realized gains	–	(0.66)	(0.13)	(0.11)	(0.34)	–
Total Distributions	(0.05)	(1.08)	(0.46)	(0.62)	(0.37)	(0.13)

NET ASSET VALUE, END OF PERIOD	$18.23	$17.20	$14.88	$13.19	$14.38	$12.84

TOTAL RETURN(c)	6.29%(d)	23.06%	16.34%	(3.93%)	15.05%(e)	29.81%(d)(e)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$32,335	$17,951	$11,261	$9,165	$3,111	$1,202
Ratio of expenses to average net assets(f)	0.22%(g)	0.22%	0.22%	0.22%
Before waiver	N/A	N/A	N/A	N/A	0.22%	0.22%(g)
After waiver	N/A	N/A	N/A	N/A	0.22%	0.21%(g)
Ratio of net investment income to average net assets(f)	0.77%(g)	2.71%	1.53%	2.46%
Before waiver	N/A	N/A	N/A	N/A	1.42%	5.78%(g)
After waiver	N/A	N/A	N/A	N/A	1.42%	5.78%(g)
Portfolio turnover rate(h)	9%(d)	22%	28%	64%	81%	27%(d)

(a)	Class T1 inception date was May 1, 2009.

(b)	Per share amounts are based upon average shares outstanding.

(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

(d)	Not annualized for periods less than one full year.

(e)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.

(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.

(g)	Annualized.

(h)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.
Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Fiscal Years Ended December 31,
	Period Ended June 30, 2014 (Unaudited)	2013	2012	2011	2010	2009(a)
Great-West Lifetime 2045 Fund I - Class T

NET ASSET VALUE, BEGINNING OF PERIOD	$16.11	$14.38	$12.88	$14.18	$12.67	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.07(b)	0.29(b)	0.28(b)	0.67	0.19	0.14
Net realized and unrealized gain (loss)	0.90	2.58	1.73	(1.13)	1.62	2.67
Total From Investment Operations	0.97	2.87	2.01	(0.46)	1.81	2.81

LESS DISTRIBUTIONS:
From net investment income	(0.07)	(0.43)	(0.26)	(0.66)	(0.20)	(0.14)
From net realized gains	–	(0.71)	(0.25)	(0.18)	(0.10)	–
Total Distributions	(0.07)	(1.14)	(0.51)	(0.84)	(0.30)	(0.14)

NET ASSET VALUE, END OF PERIOD	$17.01	$16.11	$14.38	$12.88	$14.18	$12.67

TOTAL RETURN(c)	6.00%(d)	20.13%	15.71%	(3.21%)	14.37%	28.18%(d)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$20,244	$21,328	$23,967	$14,503	$13,104	$1,881
Ratio of expenses to average net assets(e)	0.12%(f)	0.12%	0.12%	0.12%	0.12%	0.12%(f)
Ratio of net investment income to average net assets(e)	0.82%(f)	1.85%	1.98%	1.79%	2.15%	8.89%(f)
Portfolio turnover rate(g)	8%(d)	33%	29%	52%	41%	25%(d)

(a)	Class T inception date was May 1, 2009.

(b)	Per share amounts are based upon average shares outstanding.

(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

(d)	Not annualized for periods less than one full year.

(e)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.

(f)	Annualized.

(g)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.
Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Fiscal Years Ended December 31,
	Period Ended June 30, 2014 (Unaudited)	2013	2012	2011	2010	2009(a)
Great-West Lifetime 2045 Fund I - Class T1

NET ASSET VALUE, BEGINNING OF PERIOD	$16.09	$14.37	$12.88	$14.19	$12.66	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.06(b)	0.36(b)	0.28(b)	0.65	0.17	0.15
Net realized and unrealized gain (loss)	0.90	2.48	1.71	(1.12)	1.63	2.65
Total From Investment Operations	0.96	2.84	1.99	(0.47)	1.80	2.80

LESS DISTRIBUTIONS:
From net investment income	(0.06)	(0.41)	(0.25)	(0.66)	(0.17)	(0.14)
From net realized gains	–	(0.71)	(0.25)	(0.18)	(0.10)	–
Total Distributions	(0.06)	(1.12)	(0.50)	(0.84)	(0.27)	(0.14)

NET ASSET VALUE, END OF PERIOD	$16.99	$16.09	$14.37	$12.88	$14.19	$12.66

TOTAL RETURN(c)	5.97%(d)	19.97%	15.58%	(3.31%)	14.28%(e)	28.07%(d)(e)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$108,642	$88,655	$56,657	$31,902	$17,717	$2,605
Ratio of expenses to average net assets(f)	0.22%(g)	0.22%	0.22%	0.22%
Before waiver	N/A	N/A	N/A	N/A	0.22%	0.22%(g)
After waiver	N/A	N/A	N/A	N/A	0.22%	0.21%(g)
Ratio of net investment income to average net assets(f)	0.80%(g)	2.27%	2.00%	1.85%
Before waiver	N/A	N/A	N/A	N/A	1.94%	5.51%(g)
After waiver	N/A	N/A	N/A	N/A	1.94%	5.51%(g)
Portfolio turnover rate(h)	8%(d)	33%	29%	52%	41%	25%(d)

(a)	Class T1 inception date was May 1, 2009.

(b)	Per share amounts are based upon average shares outstanding.

(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

(d)	Not annualized for periods less than one full year.

(e)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.

(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.

(g)	Annualized.

(h)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.
Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Fiscal Years Ended December 31,
	Period Ended June 30, 2014 (Unaudited)	2013	2012	2011	2010	2009(a)
Great-West Lifetime 2045 Fund II - Class T

NET ASSET VALUE, BEGINNING OF PERIOD	$17.51	$14.91	$13.21	$14.48	$12.82	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.06(b)	0.40(b)	0.28(b)	0.49	0.16	0.13
Net realized and unrealized gain (loss)	1.03	2.94	1.87	(1.08)	1.75	2.82
Total From Investment Operations	1.09	3.34	2.15	(0.59)	1.91	2.95

LESS DISTRIBUTIONS:
From net investment income	(0.06)	(0.41)	(0.23)	(0.50)	(0.15)	(0.13)
From net realized gains	–	(0.33)	(0.22)	(0.18)	(0.10)	–
Total Distributions	(0.06)	(0.74)	(0.45)	(0.68)	(0.25)	(0.13)

NET ASSET VALUE, END OF PERIOD	$18.54	$17.51	$14.91	$13.21	$14.48	$12.82

TOTAL RETURN(c)	6.21%(d)	22.53%	16.41%	(4.08%)	15.00%	29.61%(d)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$111,816	$86,096	$50,082	$13,480	$16,577	$7,238
Ratio of expenses to average net assets(e)	0.12%(f)	0.12%	0.12%	0.12%	0.12%	0.12%(f)
Ratio of net investment income to average net assets(e)	0.72%(f)	2.40%	1.91%	1.31%	1.51%	14.17%(f)
Portfolio turnover rate(g)	4%(d)	12%	20%	54%	35%	22%(d)

(a)	Class T inception date was May 1, 2009.

(b)	Per share amounts are based upon average shares outstanding.

(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

(d)	Not annualized for periods less than one full year.

(e)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.

(f)	Annualized.

(g)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.
Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Fiscal Years Ended December 31,
	Period Ended June 30, 2014 (Unaudited)	2013	2012	2011	2010	2009(a)
Great-West Lifetime 2045 Fund II - Class T1

NET ASSET VALUE, BEGINNING OF PERIOD	$17.41	$14.82	$13.15	$14.45	$12.81	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.05(b)	0.39(b)	0.26(b)	0.53	0.15	0.13
Net realized and unrealized gain (loss)	1.02	2.92	1.86	(1.12)	1.74	2.81
Total From Investment Operations	1.07	3.31	2.12	(0.59)	1.89	2.94

LESS DISTRIBUTIONS:
From net investment income	(0.05)	(0.39)	(0.23)	(0.53)	(0.15)	(0.13)
From net realized gains	–	(0.33)	(0.22)	(0.18)	(0.10)	–
Total Distributions	(0.05)	(0.72)	(0.45)	(0.71)	(0.25)	(0.13)

NET ASSET VALUE, END OF PERIOD	$18.43	$17.41	$14.82	$13.15	$14.45	$12.81

TOTAL RETURN(c)	6.14%(d)	22.45%	16.22%	(4.09%)	14.83%(e)	29.51%(d)(e)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$518,913	$441,802	$253,750	$129,725	$59,483	$6,272
Ratio of expenses to average net assets(f)	0.22%(g)	0.22%	0.22%	0.22%
Before waiver	N/A	N/A	N/A	N/A	0.22%	0.22%(g)
After waiver	N/A	N/A	N/A	N/A	0.22%	0.21%(g)
Ratio of net investment income to average net assets(f)	0.61%(g)	2.34%	1.83%	1.81%
Before waiver	N/A	N/A	N/A	N/A	1.81%	6.14%(g)
After waiver	N/A	N/A	N/A	N/A	1.81%	6.14%(g)
Portfolio turnover rate(h)	4%(d)	12%	20%	54%	35%	22%(d)

(a)	Class T1 inception date was May 1, 2009.

(b)	Per share amounts are based upon average shares outstanding.

(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

(d)	Not annualized for periods less than one full year.

(e)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.

(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.

(g)	Annualized.

(h)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.
Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Fiscal Years Ended December 31,
	Period Ended June 30, 2014 (Unaudited)	2013	2012	2011(a)
Great-West Lifetime 2045 Fund II - Class L

NET ASSET VALUE, BEGINNING OF PERIOD	$10.53	$9.22	$8.35	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.03(b)	0.28(b)	0.22(b)	0.57
Net realized and unrealized gain (loss)	0.61	1.75	1.12	(1.50)
Total From Investment Operations	0.64	2.03	1.34	(0.93)

LESS DISTRIBUTIONS:
From net investment income	(0.05)	(0.39)	(0.25)	(0.57)
From net realized gains	–	(0.33)	(0.22)	(0.15)
Total Distributions	(0.05)	(0.72)	(0.47)	(0.72)

NET ASSET VALUE, END OF PERIOD	$11.12	$10.53	$9.22	$8.35

TOTAL RETURN(c)	6.07%(d)	22.19%	16.17%(e)	(9.38%)(d)(e)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$11,982	$8,232	$2,985	$406
Ratio of expenses to average net assets(f)	0.37%(g)	0.37%
Before waiver	N/A	N/A	0.37%	0.37%(g)
After waiver	N/A	N/A	0.37%	0.36%(g)
Ratio of net investment income to average net assets(f)	0.52%(g)	2.72%
Before waiver	N/A	N/A	2.36%	3.03%(g)
After waiver	N/A	N/A	2.36%	3.04%(g)
Portfolio turnover rate(h)	4%(d)	12%	20%	54%

(a)	Class L inception date was April 7, 2011.

(b)	Per share amounts are based upon average shares outstanding.

(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

(d)	Not annualized for periods less than one full year.

(e)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.

(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.

(g)	Annualized.

(h)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.
Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Fiscal Years Ended December 31,
	Period Ended June 30, 2014 (Unaudited)	2013	2012	2011	2010	2009(a)
Great-West Lifetime 2045 Fund III - Class T

NET ASSET VALUE, BEGINNING OF PERIOD	$17.49	$15.08	$13.29	$14.53	$12.89	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.05(b)	0.37(b)	0.26(b)	0.39	0.15	0.13
Net realized and unrealized gain (loss)	1.04	3.16	1.95	(1.03)	1.79	2.89
Total From Investment Operations	1.09	3.53	2.21	(0.64)	1.94	3.02

LESS DISTRIBUTIONS:
From net investment income	(0.05)	(0.43)	(0.33)	(0.51)	(0.03)	(0.13)
From net realized gains	–	(0.69)	(0.09)	(0.09)	(0.27)	–
Total Distributions	(0.05)	(1.12)	(0.42)	(0.60)	(0.30)	(0.13)

NET ASSET VALUE, END OF PERIOD	$18.53	$17.49	$15.08	$13.29	$14.53	$12.89

TOTAL RETURN(c)	6.23%(d)	23.62%	16.77%	(4.44%)	15.22%	30.28%(d)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$39,546	$35,614	$25,995	$830	$270	$26
Ratio of expenses to average net assets(e)	0.12%(f)	0.12%	0.12%	0.12%	0.12%	0.12%(f)
Ratio of net investment income to average net assets(e)	0.61%(f)	2.22%	1.76%	2.90%	1.56%	2.38%(f)
Portfolio turnover rate(g)	5%(d)	24%	25%	68%	69%	15%(d)

(a)	Class T inception date was May 1, 2009.

(b)	Per share amounts are based upon average shares outstanding.

(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

(d)	Not annualized for periods less than one full year.

(e)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.

(f)	Annualized.

(g)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.
Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Fiscal Years Ended December 31,
	Period Ended June 30, 2014 (Unaudited)	2013	2012	2011	2010	2009(a)
Great-West Lifetime 2045 Fund III - Class T1

NET ASSET VALUE, BEGINNING OF PERIOD	$17.47	$15.06	$13.27	$14.51	$12.89	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.06(b)	0.42(b)	0.22(b)	0.40	0.12	0.13
Net realized and unrealized gain (loss)	1.02	3.10	1.98	(1.06)	1.80	2.89
Total From Investment Operations	1.08	3.52	2.20	(0.66)	1.92	3.02

LESS DISTRIBUTIONS:
From net investment income	(0.05)	(0.42)	(0.32)	(0.49)	(0.03)	(0.13)
From net realized gains	–	(0.69)	(0.09)	(0.09)	(0.27)	–
Total Distributions	(0.05)	(1.11)	(0.41)	(0.58)	(0.30)	(0.13)

NET ASSET VALUE, END OF PERIOD	$18.50	$17.47	$15.06	$13.27	$14.51	$12.89

TOTAL RETURN(c)	6.16%(d)	23.54%	16.59%	(4.52%)	15.05%(e)	30.28%(d)(e)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$16,075	$7,793	$5,065	$3,692	$897	$229
Ratio of expenses to average net assets(f)	0.22%(g)	0.22%	0.22%	0.22%
Before waiver	N/A	N/A	N/A	N/A	0.22%	0.22%(g)
After waiver	N/A	N/A	N/A	N/A	0.22%	0.19%(g)
Ratio of net investment income to average net assets(f)	0.69%(g)	2.52%	1.53%	2.61%
Before waiver	N/A	N/A	N/A	N/A	1.59%	4.64%(g)
After waiver	N/A	N/A	N/A	N/A	1.59%	4.66%(g)
Portfolio turnover rate(h)	5%(d)	24%	25%	68%	69%	15%(d)

(a)	Class T1 inception date was May 1, 2009.

(b)	Per share amounts are based upon average shares outstanding.

(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

(d)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

(e)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.

(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.

(g)	Annualized.

(h)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.
Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Fiscal Years Ended December 31,
	Period Ended June 30, 2014 (Unaudited)	2013	2012	2011	2010	2009(a)
Great-West Lifetime 2055 Fund I - Class T

NET ASSET VALUE, BEGINNING OF PERIOD	$15.56	$14.08	$12.63	$14.17	$12.71	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.06(b)	0.26(b)	0.25(b)	0.86	0.17	0.16
Net realized and unrealized gain (loss)	0.88	2.56	1.75	(1.39)	1.67	2.68
Total From Investment Operations	0.94	2.82	2.00	(0.53)	1.84	2.84

LESS DISTRIBUTIONS:
From net investment income	(0.06)	(0.42)	(0.25)	(0.86)	(0.20)	(0.13)
From net realized gains	–	(0.92)	(0.30)	(0.15)	(0.18)	–
Total Distributions	(0.06)	(1.34)	(0.55)	(1.01)	(0.38)	(0.13)

NET ASSET VALUE, END OF PERIOD	$16.44	$15.56	$14.08	$12.63	$14.17	$12.71

TOTAL RETURN(c)	6.02%(d)	20.36%	15.88%	(3.76%)	14.57%	28.44%(d)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$6,096	$5,780	$7,431	$5,260	$4,790	$762
Ratio of expenses to average net assets(e)	0.12%(f)	0.12%	0.12%	0.12%	0.12%	0.12%(f)
Ratio of net investment income to average net assets(e)	0.75%(f)	1.69%	1.85%	1.78%	2.02%	3.91%(f)
Portfolio turnover rate(g)	9%(d)	46%	44%	65%	59%	20%(d)

(a)	Class T inception date was May 1, 2009.

(b)	Per share amounts are based upon average shares outstanding.

(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

(d)	Not annualized for periods less than one full year.

(e)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.

(f)	Annualized.

(g)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.
Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Fiscal Years Ended December 31,
	Period Ended June 30, 2014 (Unaudited)	2013	2012	2011	2010	2009(a)
Great-West Lifetime 2055 Fund I - Class T1

NET ASSET VALUE, BEGINNING OF PERIOD	$15.55	$14.07	$12.63	$14.19	$12.71	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.06(b)	0.35(b)	0.26(b)	0.86	0.17	0.12
Net realized and unrealized gain (loss)	0.86	2.47	1.72	(1.41)	1.65	2.72
Total From Investment Operations	0.92	2.82	1.98	(0.55)	1.82	2.84

LESS DISTRIBUTIONS:
From net investment income	(0.05)	(0.42)	(0.24)	(0.86)	(0.16)	(0.13)
From net realized gains	–	(0.92)	(0.30)	(0.15)	(0.18)	–
Total Distributions	(0.05)	(1.34)	(0.54)	(1.01)	(0.34)	(0.13)

NET ASSET VALUE, END OF PERIOD	$16.42	$15.55	$14.07	$12.63	$14.19	$12.71

TOTAL RETURN(c)	5.92%(d)	20.32%	15.86%	(3.98%)	14.44%(e)	28.44%(d)(e)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$31,909	$22,801	$13,619	$8,008	$4,480	$1,113
Ratio of expenses to average net assets(f)	0.22%(g)	0.22%	0.22%	0.22%
Before waiver	N/A	N/A	N/A	N/A	0.22%	0.22%(g)
After waiver	N/A	N/A	N/A	N/A	0.22%	0.21%(g)
Ratio of net investment income to average net assets(f)	0.73%(g)	2.26%	1.91%	1.85%
Before waiver	N/A	N/A	N/A	N/A	1.74%	9.09%(g)
After waiver	N/A	N/A	N/A	N/A	1.74%	9.11%(g)
Portfolio turnover rate(h)	9%(d)	46%	44%	65%	59%	20%(d)

(a)	Class T1 inception date was May 1, 2009.

(b)	Per share amounts are based upon average shares outstanding.

(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

(d)	Not annualized for periods less than one full year.

(e)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.

(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.

(g)	Annualized.

(h)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.
Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Fiscal Years Ended December 31,
	Period Ended June 30, 2014 (Unaudited)	2013	2012	2011	2010	2009(a)
Great-West Lifetime 2055 Fund II - Class T

NET ASSET VALUE, BEGINNING OF PERIOD	$17.41	$14.79	$13.15	$14.50	$12.86	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.06(b)	0.41(b)	0.28(b)	0.60	0.16	0.13
Net realized and unrealized gain (loss)	1.00	2.88	1.88	(1.25)	1.75	2.86
Total From Investment Operations	1.06	3.29	2.16	(0.65)	1.91	2.99

LESS DISTRIBUTIONS:
From net investment income	(0.05)	(0.39)	(0.24)	(0.59)	(0.17)	(0.13)
From net realized gains	–	(0.28)	(0.28)	(0.11)	(0.10)	–
Total Distributions	(0.05)	(0.67)	(0.52)	(0.70)	(0.27)	(0.13)

NET ASSET VALUE, END OF PERIOD	$18.42	$17.41	$14.79	$13.15	$14.50	$12.86

TOTAL RETURN(c)	6.10%(d)	22.41%	16.58%	(4.52%)	14.96%	30.01%(d)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$29,618	$20,056	$9,163	$3,242	$2,531	$167
Ratio of expenses to average net assets(e)	0.12%(f)	0.12%	0.12%	0.12%	0.12%	0.12%(f)
Ratio of net investment income to average net assets(e)	0.68%(f)	2.46%	1.97%	1.54%	2.01%	5.27%(f)
Portfolio turnover rate(g)	6%(d)	13%	32%	56%	50%	6%(d)

(a)	Class T inception date was May 1, 2009.

(b)	Per share amounts are based upon average shares outstanding.

(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

(d)	Not annualized for periods less than one full year.

(e)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.

(f)	Annualized.

(g)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.
Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Fiscal Years Ended December 31,
	Period Ended June 30, 2014 (Unaudited)	2013	2012	2011	2010	2009(a)
Great-West Lifetime 2055 Fund II - Class T1

NET ASSET VALUE, BEGINNING OF PERIOD	$17.35	$14.74	$13.10	$14.48	$12.84	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.05(b)	0.39(b)	0.25(b)	0.60	0.15	0.13
Net realized and unrealized gain (loss)	0.99	2.87	1.90	(1.27)	1.74	2.84
Total From Investment Operations	1.04	3.26	2.15	(0.67)	1.89	2.97

LESS DISTRIBUTIONS:
From net investment income	(0.04)	(0.37)	(0.23)	(0.60)	(0.15)	(0.13)
From net realized gains	–	(0.28)	(0.28)	(0.11)	(0.10)	–
Total Distributions	(0.04)	(0.65)	(0.51)	(0.71)	(0.25)	(0.13)

NET ASSET VALUE, END OF PERIOD	$18.35	$17.35	$14.74	$13.10	$14.48	$12.84

TOTAL RETURN(c)	6.01%(d)	22.28%	16.45%	(4.60%)	14.81%(e)	29.81%(d)(e)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$138,900	$114,333	$57,016	$29,645	$13,649	$1,320
Ratio of expenses to average net assets(f)	0.22%(g)	0.22%	0.22%	0.22%
Before waiver	N/A	N/A	N/A	N/A	0.22%	0.22%(G)
After waiver	N/A	N/A	N/A	N/A	0.22%	0.21%(g)
Ratio of net investment income to average net assets(f)	0.56%(g)	2.35%	1.76%	1.79%
Before waiver	N/A	N/A	N/A	N/A	1.89%	6.36%(g)
After waiver	N/A	N/A	N/A	N/A	1.89%	6.36%(g)
Portfolio turnover rate(h)	6%(d)	13%	32%	56%	50%	6%(d)

(a)	Class T1 inception date was May 1, 2009.

(b)	Per share amounts are based upon average shares outstanding.

(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

(d)	Not annualized for periods less than one full year.

(e)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.

(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.

(g)	Annualized.

(h)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.
Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Fiscal Years Ended December 31,
	Period Ended June 30, 2014 (Unaudited)	2013	2012	2011(a)
Great-West Lifetime 2055 Fund II - Class L

NET ASSET VALUE, BEGINNING OF PERIOD	$10.44	$9.11	$8.31	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.02(b)	0.28(b)	0.29(b)	0.65
Net realized and unrealized gain (loss)	0.60	1.70	1.05	(1.62)
Total From Investment Operations	0.62	1.98	1.34	(0.97)

LESS DISTRIBUTIONS:
From net investment income	(0.04)	(0.37)	(0.26)	(0.65)
From net realized gains	–	(0.28)	(0.28)	(0.07)
Total Distributions	(0.04)	(0.65)	(0.54)	(0.72)

NET ASSET VALUE, END OF PERIOD	$11.02	$10.44	$9.11	$8.31

TOTAL RETURN(c) (d)	5.99%(e)	22.01%	16.19%	(9.73%)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$3,016	$1,908	$695	$60
Ratio of expenses to average net assets(f)
Before waiver	0.37%(g)	0.37%	0.37%	0.37%(g)
After waiver	0.37%(g)	0.37%	0.36%	0.35%(g)
Ratio of net investment income to average net assets(f)
Before waiver	0.47%(g)	2.79%	3.21%	2.35%(g)
After waiver	0.47%(g)	2.79%	3.22%	2.37%(g)
Portfolio turnover rate(h)	6%(e)	13%	32%	56%

(a)	Class L inception date was April 7, 2011.

(b)	Per share amounts are based upon average shares outstanding.

(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

(d)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.

(e)	Not annualized for periods less than one full year.

(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.

(g)	Annualized.

(h)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.
Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Fiscal Years Ended December 31,
	Period Ended June 30, 2014 (Unaudited)	2013	2012	2011	2010	2009(a)
Great-West Lifetime 2055 Fund III - Class T

NET ASSET VALUE, BEGINNING OF PERIOD	$17.56	$15.17	$13.41	$14.30	$12.91	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.05(b)	0.44(b)	0.28(b)	0.19	0.16	0.14
Net realized and unrealized gain (loss)	1.03	3.06	1.96	(0.88)	1.77	2.91
Total From Investment Operations	1.08	3.50	2.24	(0.69)	1.93	3.05

LESS DISTRIBUTIONS:
From net investment income	(0.05)	(0.45)	(0.27)	(0.17)	(0.14)	(0.14)
From net realized gains	–	(0.66)	(0.21)	(0.03)	(0.40)	–
Total Distributions	(0.05)	(1.11)	(0.48)	(0.20)	(0.54)	(0.14)

NET ASSET VALUE, END OF PERIOD	$18.59	$17.56	$15.17	$13.41	$14.30	$12.91

TOTAL RETURN(c)	6.13%(d)	23.26%	16.81%	(4.80%)	15.04%	30.55%(d)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$4,592	$3,809	$1,737	$88	$68	$31
Ratio of expenses to average net assets(e)	0.12%(f)	0.12%	0.12%	0.12%	0.12%	0.12%(f)
Ratio of net investment income to average net assets(e)	0.58%(f)	2.58%	1.91%	1.46%	0.81%	2.76%(f)
Portfolio turnover rate(g)	7%(d)	40%	50%	67%	224%	7%(d)

(a)	Class T inception date was May 1, 2009.

(b)	Per share amounts are based upon average shares outstanding.

(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

(d)	Not annualized for periods less than one full year.

(e)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.

(f)	Annualized.

(g)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.
Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Fiscal Years Ended December 31,
	Period Ended June 30, 2014 (Unaudited)	2013	2012	2011	2010	2009(a)
Great-West Lifetime 2055 Fund III - Class T1

NET ASSET VALUE, BEGINNING OF PERIOD	$17.50	$15.12	$13.38	$14.29	$12.91	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.05(b)	0.38(b)	0.25(b)	0.20	0.14	0.14
Net realized and unrealized gain (loss)	1.01	3.10	1.96	(0.89)	1.79	2.91
Total From Investment Operations	1.06	3.48	2.21	(0.69)	1.93	3.05

LESS DISTRIBUTIONS:
From net investment income	(0.04)	(0.44)	(0.26)	(0.19)	(0.15)	(0.14)
From net realized gains	–	(0.66)	(0.21)	(0.03)	(0.40)	–
Total Distributions	(0.04)	(1.10)	(0.47)	(0.22)	(0.55)	(0.14)

NET ASSET VALUE, END OF PERIOD	$18.52	$17.50	$15.12	$13.38	$14.29	$12.91

TOTAL RETURN(c)	6.06%(d)	23.18%(e)	16.68%(e)	(4.89%)(e)	15.05%(e)	30.55%(d)(e)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$3,989	$2,187	$1,324	$746	$106	$28
Ratio of expenses to average net assets(f)	0.22%(g)
Before waiver	N/A	0.22%	0.22%	0.22%	0.22%	0.22%(g)
After waiver	N/A	0.22%	0.22%	0.22%	0.19%	0.13%(g)
Ratio of net investment income to average net assets(f)	0.58%(g)
Before waiver	N/A	2.26%	1.72%	2.67%	1.52%	2.29%(g)
After waiver	N/A	2.26%	1.73%	2.67%	1.55%	2.37%(g)
Portfolio turnover rate(h)	7%(d)	40%	50%	67%	224%	7%(d)

(a)	Class T1 inception date was May 1, 2009.

(b)	Per share amounts are based upon average shares outstanding.

(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

(d)	Not annualized for periods less than one full year.

(e)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.

(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.

(g)	Annualized.

(h)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.
Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Notes to Financial Statements
(Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Great-West Funds are also Investment Companies under Accounting Standards Codification (ASC) Topic 946. Great-West Funds presently consists of sixty-two funds. Interests in the Great-West Lifetime 2015 Fund I, the Great-West Lifetime 2015 Fund II, the Great-West Lifetime 2015 Fund III, the Great-West Lifetime 2025 Fund I, the Great-West Lifetime 2025 Fund II, the Great-West Lifetime 2025 Fund III, the Great-West Lifetime 2035 Fund I, the Great-West Lifetime 2035 Fund II, the Great-West Lifetime 2035 Fund III, the Great-West Lifetime 2045 Fund I, the Great-West Lifetime 2045 Fund II, the Great-West Lifetime 2045 Fund III, the Great-West Lifetime 2055 Fund I, the Great-West Lifetime 2055 Fund II, and the Great-West Lifetime 2055 Fund III (each a Fund, collectively the Funds) are included herein and are represented by separate classes of beneficial interest of Great-West Funds. The investment objective of each Fund is to seek capital appreciation and income consistent with its current asset allocation. There are three risk profile options for each available year designated in the name of each Fund. The Fund I series are generally expected to pursue a more conservative allocation strategy relative to the Fund II or Fund III series. The Fund II series are generally expected to pursue a more moderate allocation strategy relative to the Fund I or Fund III series. The Fund III series are generally expected to pursue a more aggressive allocation strategy relative to the Fund I or Fund II series. After the transition year, noted in the name of the Fund, the investment objective is to seek income and secondarily, capital growth.

Each Fund is non-diversified as defined in the 1940 Act. The Funds are available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, and to college savings programs.

Each of the Funds offer three share classes, referred to as Class T, Class T1, and Class L shares. All shares of each Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Funds.

Security Valuation

Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

Investments in fixed interest contracts issued by Great-West Life & Annuity Insurance Company (GWL&A Contract) are valued at the amount of net deposits, determined on a daily basis. The GWL&A Contract is backed by the general account of Great-West Life & Annuity Insurance Company (GWL&A).

Semi-Annual Report - June 30, 2014

The Funds classify valuations into three levels based upon the transparency of inputs to the valuation of each Fund’s investments.  The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly.  These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

As of June 30, 2014, each Fund’s investments in the underlying mutual funds are valued using Level 1 inputs. Each Fund’s investment in the GWL&A Contract is valued using Level 3 inputs. More information regarding each Fund’s sector classifications are included in the Schedule of Investments. The Funds recognize transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

The following is a reconciliation of change in Level 3 assets during the period ended June 30, 2014:

	Great-West Lifetime 2015 Fund I	Great-West Lifetime 2015 Fund II	Great-West Lifetime 2015 Fund III
Beginning Balance, January 1, 2014	$14,595,775	$55,796,109	$1,577,202
Total realized gain (loss)	–	–	–
Total unrealized gain (loss) relating to investments not held at reporting date	–	–	–
Total unrealized gain (loss) relating to investments still held at reporting date	–	–	–
Total interest received	115,439	446,823	13,990
Purchases	2,102,687	7,053,118	770,587
Sales	(1,355,771)	(2,290,429)	(252,366)
Transfers into Level 3	–	–	–
Transfers (out of) Level 3	–	–	–
Ending Balance, June 30, 2014	$15,458,130	$61,005,621	$2,109,413

	Great-West Lifetime 2025 Fund I	Great-West Lifetime 2025 Fund II	Great-West Lifetime 2025 Fund III
Beginning Balance, January 1, 2014	$10,411,654	$36,664,209	$1,268,858
Total realized gain (loss)	–	–	–
Total unrealized gain (loss) relating to investments not held at reporting date	–	–	–
Total unrealized gain (loss) relating to investments still held at reporting date	–	–	–
Total interest received	84,142	302,517	11,533
Purchases	1,615,034	6,192,793	584,151
Sales	(905,698)	(837,894)	(134,383)
Transfers into Level 3	–	–	–
Transfers (out of) Level 3	–	–	–
Ending Balance, June 30, 2014	$11,205,132	$42,321,625	$1,730,159

Semi-Annual Report - June 30, 2014

	Great-West Lifetime 2035 Fund I	Great-West Lifetime 2035 Fund II	Great-West Lifetime 2035 Fund III
Beginning Balance, January 1, 2014	$2,190,066	$5,671,767	$191,029
Total realized gain (loss)	–	–	–
Total unrealized gain (loss) relating to investments not held at reporting date	–	–	–
Total unrealized gain (loss) relating to investments still held at reporting date	–	–	–
Total interest received	17,769	47,235	1,613
Purchases	440,308	1,149,686	61,370
Sales	(204,074)	(143,046)	(18,888)
Transfers into Level 3	–	–	–
Transfers (out of) Level 3	–	–	–
Ending Balance, June 30, 2014	$2,444,069	$6,725,642	$235,124

Level 3 securities include investments in the GWL&A Contract, the fair value of which has been determined with the use of an internal model.  The internal model incorporates, among other observable inputs, the financial strength and credit risk of GWL&A and its ability to meet ongoing obligations to its policyholders (i.e., a credit risk input).  The Funds consider the credit risk input to be a significant unobservable input.  As of June 30, 2014, the credit risk input was negligible. If there were a significant decrease in GWL&A’s credit risk, it may result in a lower fair value measurement.

Distributions to Shareholders

Distributions from net investment income of the Funds, if any, are declared and paid semi-annually. Income distributions are reinvested in additional shares at net asset value. Distributions from capital gains of the Funds, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date. Interest on the GWL&A Contract is accrued daily.

Federal Taxes

Each Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Funds intend to distribute substantially all of their net taxable income and net capital gains, if any, each year. The Funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

As of and during the period ended June 30, 2014, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Funds did not incur any interest or penalties.

Each Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Funds' U.S. Federal tax returns remain open for the fiscal years ended 2010 through 2013. The statute of limitations on the Funds' Colorado tax returns remain open for an additional year.

Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book and tax basis differences. The differences may include but are not limited to the following: wash sales and distribution adjustments. The differences have no impact on net assets or the results of operations. The character of distributions made during the fiscal year from net investment income and/or realized gains may differ from their ultimate characterization for federal income tax purposes. In addition, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by each Fund.

Application of Recent Accounting Pronouncements

In June 2013, the Financial Accounting Standards Board issued ASU No. 2013-08 “Financial Services – Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements” (ASU No. 2013-08).

Semi-Annual Report - June 30, 2014

ASU No. 2013-08 requires an entity to change the approach used to determine whether it is considered an investment company.  ASU No. 2013-08 requires an investment company to measure non-controlling ownership interests in other investment companies at fair value rather than using the equity method of accounting.  ASU No. 2013-08 requires additional disclosures regarding the fact that the entity is an investment company, information about changes, if any, in the entity’s status as an investment company and information about financial support provided or contractually required to be provided by an investment company to any of its investees.  ASU No. 2013-08 is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. The Fund adopted ASU No. 2013-08 for its fiscal year beginning January 1, 2014. The adoption of ASU No. 2013-08 did not have an impact on the Fund’s financial position or the results of its operations.

2. INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of GWL&A. As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.12% of the average daily net assets of each Fund. The management fee encompasses fund operation expenses. Each Fund will also bear the indirect expense of the underlying investments. Because the underlying funds have varied expense and fee levels and the Funds may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Funds will vary.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Funds. The Funds have entered into a plan of distribution which provides for compensation for distribution of Class T1 and Class L shares and for providing or arranging for the provision of services to Class T1 and Class L shareholders. The distribution plan provides for a maximum 12b-1 fee equal to an annual rate of 0.10% of the average daily net assets of the Class T1 shares and 0.25% of the Class L shares. The Distributor has agreed to voluntarily waive all 12b-1 fees attributable to Class T1 and Class L shares purchased by the Adviser in consideration for the Adviser providing initial capital to the Funds. The amount waived, if any, is reflected in the Statement of Operations.

Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-two funds for which they serve as directors was $213,625 for the period ended June 30, 2014.

Each Fund may invest in the GWL&A Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Funds. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of GWL&A being an affiliated entity, the Funds are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.

The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.5%. The investment in the GWL&A Contract may be terminated by GWL&A or the Funds upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A.

Semi-Annual Report - June 30, 2014

The following tables are a summary of the transactions for each underlying investment during the period ended June 30, 2014, in which the issuer was an affiliate of a Fund, as defined in the 1940 Act.

Great-West Lifetime 2015 Fund I
Affiliate	Shares Held/Account Balance 6/30/2014	Fair Value 12/31/2013	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 6/30/2014
Great-West American Century Growth Fund Initial Class	225,913	$2,818,038	476,465	$412,564	$70,663	$4,603	$2,988,823
Great-West Ariel Mid Cap Value Fund	425,024	705,109	141,783	115,497	7,636	3,130	748,043
Great-West Bond Index Fund Initial Class	2,388,563	30,475,496	4,380,279	3,279,817	(86,040)	303,015	32,532,228
Great-West Federated Bond Fund Initial Class	1,807,086	18,281,408	2,495,370	1,937,897	(53,666)	232,465	19,498,454
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	220,921	2,797,787	396,141	520,646	(14,607)	6,598	2,971,390
Great-West International Index Fund Initial Class	502,109	5,681,725	932,167	698,630	217,857	—	5,975,102
Great-West Life & Annuity Contract	15,458,130	14,595,775	2,102,687	1,310,975	—	115,439	15,458,130
Great-West Loomis Sayles Bond Fund Initial Class	909,606	12,177,534	1,605,212	1,271,930	23,392	195,477	13,080,133
Great-West Loomis Sayles Small Cap Value Fund Initial Class	33,926	911,525	203,111	139,755	44,265	2,083	973,349
Great-West MFS International Growth Fund Initial Class	104,380	1,285,875	216,544	155,179	30,296	—	1,352,772
Great-West MFS International Value Fund Initial Class	140,074	1,554,870	239,453	188,541	54,082	—	1,641,662
Great-West Multi-Manager Large Cap Growth Fund Initial Class	336,893	2,820,375	542,084	462,052	20,036	2,376	2,994,983
Great-West Putnam Equity Income Fund Initial Class	243,229	3,440,294	520,189	429,654	153,667	20,227	3,641,139
Great-West Putnam High Yield Bond Fund Initial Class	1,510,131	12,362,546	1,925,740	1,248,250	134,323	290,734	13,258,951
Great-West Real Estate Index Fund Initial Class	474,605	5,175,019	539,122	930,779	81,476	60,466	5,519,653
Great-West S&P 500® Index Fund Initial Class	764,465	12,512,404	1,940,460	1,421,835	541,910	81,029	13,294,043
Great-West S&P Mid Cap 400® Index Fund Initial Class	380,110	5,366,709	947,394	708,399	268,172	20,751	5,724,453
Great-West S&P Small Cap 600® Index Fund Initial Class	223,314	2,774,614	689,827	420,796	172,993	9,885	2,961,149
Great-West Short Duration Bond Fund Initial Class	664,081	6,501,150	985,891	599,843	140	47,262	6,906,442
Great-West T. Rowe Price Equity Income Fund Initial Class	175,213	3,439,484	538,891	393,202	124,492	28,096	3,651,443
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	59,097	1,305,608	237,171	191,229	54,923	—	1,381,092
Great-West Templeton Global Bond Fund Initial Class	674,312	6,234,159	877,565	668,678	(15,542)	2,699	6,614,997
					$1,830,468	$1,426,335	$163,168,431

Semi-Annual Report - June 30, 2014

Great-West Lifetime 2015 Fund II
Affiliate	Shares Held/Account Balance 6/30/2014	Fair Value 12/31/2013	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 6/30/2014
Great-West American Century Growth Fund Initial Class	1,395,566	$16,989,258	$1,971,829	$1,154,191	$407,769	$28,467	$18,463,337
Great-West Ariel Mid Cap Value Fund	2,595,142	4,211,511	656,432	416,198	29,859	19,132	4,567,450
Great-West Bond Index Fund Initial Class	9,376,401	116,257,667	14,915,896	6,933,641	(145,381)	1,187,029	127,706,588
Great-West Federated Bond Fund Initial Class	7,086,888	69,684,828	8,415,793	4,050,776	(111,348)	910,474	76,467,526
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	1,366,411	16,883,890	1,656,637	1,915,009	(36,743)	40,854	18,378,226
Great-West International Index Fund Initial Class	3,118,823	34,485,212	4,394,538	2,493,035	954,012	—	37,113,998
Great-West Life & Annuity Contract	61,005,621	55,796,109	7,053,118	2,183,841	—	446,823	61,005,621
Great-West Loomis Sayles Bond Fund Initial Class	3,572,668	46,618,901	5,207,477	2,672,708	51,067	767,933	51,374,963
Great-West Loomis Sayles Small Cap Value Fund Initial Class	206,056	5,407,959	867,460	423,005	194,129	12,706	5,911,742
Great-West MFS International Growth Fund Initial Class	647,873	7,794,144	1,050,385	515,032	152,519	—	8,396,441
Great-West MFS International Value Fund Initial Class	873,077	9,456,531	1,172,685	732,288	213,938	—	10,232,460
Great-West Multi-Manager Large Cap Growth Fund Initial Class	2,078,433	17,006,901	2,275,465	1,259,779	224,771	14,686	18,477,274
Great-West Putnam Equity Income Fund Initial Class	1,509,679	20,797,502	2,222,914	1,402,397	630,372	125,495	22,599,898
Great-West Putnam High Yield Bond Fund Initial Class	5,920,465	47,260,960	6,219,519	2,681,168	147,879	1,141,459	51,981,680
Great-West Real Estate Index Fund Initial Class	2,395,338	25,355,365	2,269,308	3,507,510	280,168	304,297	27,857,786
Great-West S&P 500® Index Fund Initial Class	4,720,860	75,400,147	7,822,772	4,225,792	1,779,082	501,350	82,095,760
Great-West S&P Mid Cap 400® Index Fund Initial Class	2,347,159	32,355,821	3,958,924	2,041,818	1,245,407	128,381	35,348,211
Great-West S&P Small Cap 600® Index Fund Initial Class	1,382,498	16,789,759	3,026,246	1,412,169	605,150	61,403	18,331,917
Great-West Short Duration Bond Fund Initial Class	2,614,744	24,850,685	3,315,735	1,037,052	5,672	185,500	27,193,339
Great-West T. Rowe Price Equity Income Fund Initial Class	1,085,596	20,789,537	2,294,001	1,178,220	452,742	174,251	22,623,816
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	368,677	7,929,970	1,063,541	658,042	224,987	—	8,615,985
Great-West Templeton Global Bond Fund Initial Class	2,657,304	23,884,749	2,707,045	1,163,083	(19,661)	10,612	26,068,152
					$7,286,390	$6,060,852	$760,812,170

Semi-Annual Report - June 30, 2014

Great-West Lifetime 2015 Fund III
Affiliate	Shares Held/Account Balance 6/30/2014	Fair Value 12/31/2013	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 6/30/2014
Great-West American Century Growth Fund Initial Class	72,186	$726,776	$340,093	$138,026	$24,492	$1,441	$955,018
Great-West Ariel Mid Cap Value Fund	133,956	179,253	87,881	36,345	2,258	967	235,762
Great-West Bond Index Fund Initial Class	324,593	3,283,468	1,616,996	606,090	(26,007)	39,442	4,420,959
Great-West Federated Bond Fund Initial Class	245,610	1,969,836	953,741	358,129	(14,767)	30,237	2,650,130
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	70,200	719,661	313,397	174,614	(5,226)	2,051	944,189
Great-West International Index Fund Initial Class	161,195	1,470,649	691,486	247,374	76,284	—	1,918,224
Great-West Life & Annuity Contract	2,109,413	1,577,202	770,587	246,281	—	13,990	2,109,413
Great-West Loomis Sayles Bond Fund Initial Class	123,576	1,320,584	621,249	228,883	5,701	26,234	1,777,024
Great-West Loomis Sayles Small Cap Value Fund Initial Class	10,759	233,269	115,644	40,788	12,079	647	308,679
Great-West MFS International Growth Fund Initial Class	33,380	331,223	160,739	57,618	12,422	—	432,601
Great-West MFS International Value Fund Initial Class	45,236	403,325	189,225	68,857	19,762	—	530,165
Great-West Multi-Manager Large Cap Growth Fund Initial Class	107,500	735,479	354,905	160,017	7,763	744	955,679
Great-West Putnam Equity Income Fund Initial Class	77,789	883,940	396,960	140,614	51,833	6,329	1,164,494
Great-West Putnam High Yield Bond Fund Initial Class	205,146	1,338,390	657,175	221,317	11,020	38,980	1,801,186
Great-West Real Estate Index Fund Initial Class	107,166	928,571	426,753	245,816	24,098	13,372	1,246,343
Great-West S&P 500® Index Fund Initial Class	243,704	3,205,609	1,466,713	483,595	182,669	25,343	4,238,012
Great-West S&P Mid Cap 400® Index Fund Initial Class	121,044	1,373,165	638,957	216,347	83,235	6,470	1,822,922
Great-West S&P Small Cap 600® Index Fund Initial Class	71,387	713,827	377,139	121,311	49,848	3,095	946,598
Great-West Short Duration Bond Fund Initial Class	90,204	700,310	348,124	112,437	(361)	6,112	938,124
Great-West T. Rowe Price Equity Income Fund Initial Class	55,934	882,362	405,097	134,977	42,760	8,792	1,165,664
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	19,090	338,971	164,561	64,445	16,935	—	446,133
Great-West Templeton Global Bond Fund Initial Class	91,740	674,013	318,529	111,500	912	361	899,970
					$577,710	$224,607	$31,907,289

Semi-Annual Report - June 30, 2014

Great-West Lifetime 2025 Fund I
Affiliate	Shares Held/Account Balance 6/30/2014	Fair Value 12/31/2013	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 6/30/2014
Great-West American Century Growth Fund Initial Class	445,294	$5,472,320	$880,139	$630,094	$176,787	$9,027	$5,891,242
Great-West Ariel Mid Cap Value Fund	828,219	1,353,826	260,678	190,719	12,651	6,069	1,457,665
Great-West Bond Index Fund Initial Class	3,234,207	40,641,303	6,074,850	3,934,017	(87,648)	408,100	44,049,902
Great-West Federated Bond Fund Initial Class	2,450,924	24,419,039	3,526,453	2,407,109	(86,012)	313,526	26,445,465
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	434,077	5,417,530	741,329	896,513	(24,542)	12,894	5,838,336
Great-West International Index Fund Initial Class	1,167,207	12,959,823	2,075,937	1,317,972	462,141	—	13,889,759
Great-West Life & Annuity Contract	11,205,132	10,411,654	1,615,034	875,711	—	84,142	11,205,132
Great-West Loomis Sayles Bond Fund Initial Class	1,236,095	16,254,953	2,245,537	1,490,732	34,560	262,893	17,775,047
Great-West Loomis Sayles Small Cap Value Fund Initial Class	78,279	2,072,921	440,891	278,926	87,034	4,793	2,245,837
Great-West MFS International Growth Fund Initial Class	240,616	2,909,707	488,662	279,407	81,155	—	3,118,389
Great-West MFS International Value Fund Initial Class	327,595	3,570,358	537,037	370,588	105,726	—	3,839,412
Great-West Multi-Manager Large Cap Growth Fund Initial Class	663,456	5,483,909	977,537	726,929	58,633	4,658	5,898,127
Great-West Putnam Equity Income Fund Initial Class	479,762	6,679,868	965,262	671,408	306,645	39,638	7,182,039
Great-West Putnam High Yield Bond Fund Initial Class	2,038,979	16,396,984	2,652,246	1,460,595	161,121	388,597	17,902,237
Great-West Real Estate Index Fund Initial Class	621,201	6,672,592	656,519	1,069,115	100,614	78,735	7,224,564
Great-West S&P 500® Index Fund Initial Class	1,502,142	24,226,854	3,593,349	2,308,889	952,992	158,424	26,122,243
Great-West S&P Mid Cap 400® Index Fund Initial Class	747,245	10,388,683	1,744,338	1,077,528	555,469	40,589	11,253,507
Great-West S&P Small Cap 600® Index Fund Initial Class	523,965	6,415,338	1,519,985	869,645	328,594	23,092	6,947,770
Great-West Short Duration Bond Fund Initial Class	480,218	4,630,785	749,393	398,171	1,750	34,009	4,994,268
Great-West T. Rowe Price Equity Income Fund Initial Class	345,254	6,677,830	1,013,302	618,129	249,487	55,056	7,195,084
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	116,651	2,534,043	445,083	319,228	98,422	—	2,726,142
Great-West Templeton Global Bond Fund Initial Class	979,585	8,918,257	1,300,048	869,918	(36,774)	3,900	9,609,730
					$3,538,805	$1,928,142	$242,811,897

Semi-Annual Report - June 30, 2014

Great-West Lifetime 2025 Fund II
Affiliate	Shares Held/Account Balance 6/30/2014	Fair Value 12/31/2013	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 6/30/2014
Great-West American Century Growth Fund Initial Class	3,046,780	$35,377,112	$4,352,921	$1,337,178	$369,344	$62,033	$40,308,895
Great-West Ariel Mid Cap Value Fund	5,682,482	8,785,481	1,438,408	506,496	38,000	42,002	10,001,168
Great-West Bond Index Fund Initial Class	12,185,888	142,880,829	23,337,224	4,395,277	25,625	1,521,901	165,971,792
Great-West Federated Bond Fund Initial Class	9,219,771	85,742,688	13,339,856	2,587,644	(83,205)	1,167,861	99,481,328
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	2,963,803	35,004,483	3,598,410	2,429,726	(43,435)	88,677	39,863,145
Great-West International Index Fund Initial Class	8,012,843	84,642,171	10,428,193	3,564,589	429,883	—	95,352,836
Great-West Life & Annuity Contract	42,321,625	36,664,209	6,192,793	800,307	—	302,517	42,321,625
Great-West Loomis Sayles Bond Fund Initial Class	4,654,847	57,391,887	8,363,012	1,658,946	29,959	995,110	66,936,710
Great-West Loomis Sayles Small Cap Value Fund Initial Class	539,118	13,489,739	2,377,007	720,930	343,459	33,298	15,467,307
Great-West MFS International Growth Fund Initial Class	1,659,868	19,060,419	2,641,789	689,695	68,904	—	21,511,889
Great-West MFS International Value Fund Initial Class	2,243,749	23,153,510	2,844,028	853,885	247,232	—	26,296,737
Great-West Multi-Manager Large Cap Growth Fund Initial Class	4,537,494	35,586,969	4,987,970	2,151,790	(444,611)	31,937	40,338,326
Great-West Putnam Equity Income Fund Initial Class	3,283,227	43,060,137	4,815,416	1,536,597	633,465	272,836	49,149,913
Great-West Putnam High Yield Bond Fund Initial Class	7,667,593	57,774,490	9,761,734	1,761,223	93,413	1,469,735	67,321,464
Great-West Real Estate Index Fund Initial Class	3,366,595	33,725,373	3,264,240	3,037,437	271,878	424,494	39,153,500
Great-West S&P 500® Index Fund Initial Class	10,306,651	156,616,694	17,812,549	3,684,926	1,990,372	1,092,634	179,232,665
Great-West S&P Mid Cap 400® Index Fund Initial Class	5,120,025	67,185,570	8,611,280	2,521,286	1,157,202	280,549	77,107,573
Great-West S&P Small Cap 600® Index Fund Initial Class	3,591,807	41,553,586	8,222,329	2,402,543	1,143,249	159,961	47,627,365
Great-West Short Duration Bond Fund Initial Class	1,816,206	16,341,772	2,876,829	373,710	1,860	126,923	18,888,541
Great-West T. Rowe Price Equity Income Fund Initial Class	2,361,243	43,006,598	5,143,699	1,044,923	409,791	378,424	49,208,301
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	807,241	16,561,458	2,285,888	911,349	154,890	—	18,865,211
Great-West Templeton Global Bond Fund Initial Class	3,687,671	31,419,578	4,602,828	715,926	(14,515)	14,654	36,176,055
					$6,822,760	$8,465,546	$1,246,582,346

Semi-Annual Report - June 30, 2014

Great-West Lifetime 2025 Fund III
Affiliate	Shares Held/Account Balance 6/30/2014	Fair Value 12/31/2013	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 6/30/2014
Great-West American Century Growth Fund Initial Class	238,508	$2,354,760	$914,434	$234,329	$45,766	$4,876	$3,155,461
Great-West Ariel Mid Cap Value Fund	441,339	578,549	241,134	63,139	3,908	3,263	776,756
Great-West Bond Index Fund Initial Class	499,290	4,950,594	2,329,379	656,157	(21,060)	61,413	6,800,325
Great-West Federated Bond Fund Initial Class	377,951	2,970,425	1,364,988	376,841	(11,781)	47,095	4,078,089
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	232,675	2,339,432	834,473	322,060	(10,181)	6,965	3,129,479
Great-West International Index Fund Initial Class	627,069	5,610,084	2,212,125	518,654	155,979	—	7,462,124
Great-West Life & Annuity Contract	1,730,159	1,268,858	584,151	129,969	—	11,533	1,730,159
Great-West Loomis Sayles Bond Fund Initial Class	190,470	1,989,368	882,606	235,447	4,663	41,102	2,738,966
Great-West Loomis Sayles Small Cap Value Fund Initial Class	42,179	896,553	381,334	92,060	25,736	2,601	1,210,098
Great-West MFS International Growth Fund Initial Class	129,456	1,258,898	526,860	123,179	27,848	—	1,677,752
Great-West MFS International Value Fund Initial Class	175,637	1,534,873	611,546	148,558	42,028	—	2,058,467
Great-West Multi-Manager Large Cap Growth Fund Initial Class	355,268	2,384,093	960,979	272,704	21,371	2,517	3,158,335
Great-West Putnam Equity Income Fund Initial Class	257,122	2,863,177	1,071,258	242,341	95,596	21,420	3,849,117
Great-West Putnam High Yield Bond Fund Initial Class	314,061	2,002,365	929,905	212,017	19,780	60,676	2,757,457
Great-West Real Estate Index Fund Initial Class	222,443	1,886,151	752,568	351,001	30,977	28,387	2,587,006
Great-West S&P 500® Index Fund Initial Class	805,310	10,373,752	4,007,348	814,635	328,982	85,717	14,004,336
Great-West S&P Mid Cap 400® Index Fund Initial Class	400,382	4,451,462	1,772,391	395,950	164,847	21,927	6,029,754
Great-West S&P Small Cap 600® Index Fund Initial Class	281,060	2,754,564	1,238,393	271,925	99,044	12,496	3,726,857
Great-West Short Duration Bond Fund Initial Class	73,731	561,194	264,337	60,035	121	5,056	766,807
Great-West T. Rowe Price Equity Income Fund Initial Class	184,917	2,858,779	1,102,692	219,407	74,462	29,752	3,853,668
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	63,016	1,097,076	451,570	119,637	34,762	—	1,472,690
Great-West Templeton Global Bond Fund Initial Class	151,194	1,088,502	474,926	111,171	2,527	607	1,483,212
					$1,135,375	$447,403	$78,506,915

Semi-Annual Report - June 30, 2014

Great-West Lifetime 2035 Fund I
Affiliate	Shares Held/Account Balance 6/30/2014	Fair Value 12/31/2013	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 6/30/2014
Great-West American Century Growth Fund Initial Class	503,226	$5,986,812	$931,376	$449,584	$193,938	$10,216	$6,657,682
Great-West Ariel Mid Cap Value Fund	932,302	1,473,913	292,585	166,973	10,530	6,875	1,640,851
Great-West Bond Index Fund Initial Class	1,761,027	21,324,477	4,207,310	2,226,088	(51,457)	220,183	23,985,183
Great-West Federated Bond Fund Initial Class	1,332,586	12,798,464	2,445,061	1,355,389	(55,191)	168,941	14,378,605
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	492,170	5,951,718	796,020	766,679	(25,502)	14,680	6,619,689
Great-West International Index Fund Initial Class	1,543,939	16,575,816	2,877,149	1,516,028	383,802	—	18,372,869
Great-West Life & Annuity Contract	2,444,069	2,190,066	440,308	198,926	—	17,769	2,444,069
Great-West Loomis Sayles Bond Fund Initial Class	672,962	8,561,955	1,528,192	820,436	17,834	143,328	9,677,193
Great-West Loomis Sayles Small Cap Value Fund Initial Class	104,704	2,683,418	542,387	221,647	129,110	6,444	3,003,951
Great-West MFS International Growth Fund Initial Class	318,353	3,720,985	693,533	332,152	60,460	—	4,125,859
Great-West MFS International Value Fund Initial Class	432,066	4,553,431	747,352	396,085	108,917	—	5,063,815
Great-West Multi-Manager Large Cap Growth Fund Initial Class	749,540	6,015,791	1,075,054	607,779	66,512	5,267	6,663,412
Great-West Putnam Equity Income Fund Initial Class	543,756	7,322,878	1,068,673	595,605	227,187	45,072	8,140,020
Great-West Putnam High Yield Bond Fund Initial Class	1,102,569	8,582,428	1,704,192	778,696	74,281	210,607	9,680,559
Great-West Real Estate Index Fund Initial Class	454,042	4,713,037	633,420	757,159	69,257	57,424	5,280,503
Great-West S&P 500® Index Fund Initial Class	1,706,110	26,626,976	3,904,036	1,858,874	742,773	180,282	29,669,260
Great-West S&P Mid Cap 400® Index Fund Initial Class	847,861	11,403,706	1,874,750	987,855	362,257	46,305	12,768,789
Great-West S&P Small Cap 600® Index Fund Initial Class	695,683	8,236,788	1,880,444	758,676	407,365	30,896	9,224,757
Great-West Short Duration Bond Fund Initial Class	103,559	963,523	201,461	90,421	445	7,257	1,077,008
Great-West T. Rowe Price Equity Income Fund Initial Class	391,020	7,319,933	1,129,496	558,195	154,089	62,467	8,148,860
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	132,998	2,794,024	493,929	268,689	95,363	—	3,108,166
Great-West Templeton Global Bond Fund Initial Class	563,683	4,961,820	889,242	474,924	(27,105)	2,243	5,529,732
					$2,944,865	$1,236,256	$195,260,832

Semi-Annual Report - June 30, 2014

Great-West Lifetime 2035 Fund II
Affiliate	Shares Held/Account Balance 6/30/2014	Fair Value 12/31/2013	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 6/30/2014
Great-West American Century Growth Fund Initial Class	3,170,753	$35,468,204	$5,030,855	$699,287	$187,314	$64,270	$41,949,058
Great-West Ariel Mid Cap Value Fund	5,890,680	8,764,057	1,607,841	313,676	23,879	43,402	10,367,597
Great-West Bond Index Fund Initial Class	4,821,713	54,986,693	10,914,837	1,847,402	(6,139)	596,939	65,671,724
Great-West Federated Bond Fund Initial Class	3,644,643	32,961,410	6,338,646	1,145,459	(51,398)	457,406	39,325,702
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	3,094,914	35,163,737	4,174,830	1,488,017	(39,867)	92,027	41,626,600
Great-West International Index Fund Initial Class	9,709,704	98,306,018	15,183,716	2,674,588	382,645	—	115,545,483
Great-West Life & Annuity Contract	6,725,642	5,671,767	1,149,686	137,550	—	47,235	6,725,642
Great-West Loomis Sayles Bond Fund Initial Class	1,844,561	22,091,379	4,070,693	736,441	12,723	392,906	26,524,791
Great-West Loomis Sayles Small Cap Value Fund Initial Class	657,288	15,827,002	2,978,956	560,223	192,389	40,463	18,857,595
Great-West MFS International Growth Fund Initial Class	2,004,400	22,085,648	3,953,288	655,204	90,078	—	25,977,025
Great-West MFS International Value Fund Initial Class	2,722,166	27,032,982	4,281,664	845,464	240,131	—	31,903,783
Great-West Multi-Manager Large Cap Growth Fund Initial Class	4,722,528	35,542,526	5,906,618	1,332,037	(357,599)	33,141	41,983,270
Great-West Putnam Equity Income Fund Initial Class	3,420,883	43,370,664	5,707,246	1,005,040	391,101	282,926	51,210,623
Great-West Putnam High Yield Bond Fund Initial Class	3,017,571	22,085,751	4,590,592	764,436	39,826	576,104	26,494,273
Great-West Real Estate Index Fund Initial Class	2,370,512	23,039,530	2,962,561	2,015,705	177,159	299,039	27,569,054
Great-West S&P 500® Index Fund Initial Class	10,750,550	158,017,738	21,401,838	1,887,048	1,326,422	1,134,783	186,952,065
Great-West S&P Mid Cap 400® Index Fund Initial Class	5,342,467	67,615,077	9,700,936	1,358,587	618,007	291,030	80,457,552
Great-West S&P Small Cap 600® Index Fund Initial Class	4,384,525	48,828,040	10,264,140	1,892,943	758,155	194,776	58,138,803
Great-West Short Duration Bond Fund Initial Class	287,903	2,521,132	529,364	63,504	(373)	19,938	2,994,187
Great-West T. Rowe Price Equity Income Fund Initial Class	2,460,954	43,355,683	6,256,794	608,723	297,153	392,626	51,286,287
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	837,916	16,568,548	2,604,125	562,851	126,562	—	19,582,098
Great-West Templeton Global Bond Fund Initial Class	1,538,139	12,743,961	2,332,189	345,684	(5,093)	6,105	15,089,145
					$4,403,075	$4,965,116	$986,232,357

Semi-Annual Report - June 30, 2014

Great-West Lifetime 2035 Fund III
Affiliate	Shares Held/Account Balance 6/30/2014	Fair Value 12/31/2013	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 6/30/2014
Great-West American Century Growth Fund Initial Class	266,806	$2,893,541	$692,738	$200,521	$43,842	$5,418	$3,529,843
Great-West Ariel Mid Cap Value Fund	497,400	717,904	192,021	57,194	3,515	3,672	875,423
Great-West Bond Index Fund Initial Class	171,647	1,893,091	624,553	243,562	(7,456)	21,212	2,337,828
Great-West Federated Bond Fund Initial Class	130,114	1,137,740	369,354	147,368	(5,204)	16,300	1,403,929
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	260,055	2,870,568	605,237	291,907	(9,882)	7,744	3,497,743
Great-West International Index Fund Initial Class	818,830	8,036,543	2,030,775	553,618	177,169	—	9,744,080
Great-West Life & Annuity Contract	235,124	191,029	61,370	18,288	—	1,613	235,124
Great-West Loomis Sayles Bond Fund Initial Class	65,041	757,507	235,991	94,286	2,155	13,961	935,294
Great-West Loomis Sayles Small Cap Value Fund Initial Class	55,438	1,295,550	341,395	83,855	27,209	3,411	1,590,523
Great-West MFS International Growth Fund Initial Class	169,187	1,805,631	496,312	129,777	32,705	—	2,192,665
Great-West MFS International Value Fund Initial Class	229,161	2,201,311	574,909	175,833	48,632	—	2,685,763
Great-West Multi-Manager Large Cap Growth Fund Initial Class	397,180	2,917,240	755,026	240,187	20,627	2,790	3,530,931
Great-West Putnam Equity Income Fund Initial Class	287,754	3,528,321	803,228	222,045	87,359	23,827	4,307,680
Great-West Putnam High Yield Bond Fund Initial Class	106,368	757,294	250,467	86,612	8,201	20,476	933,915
Great-West Real Estate Index Fund Initial Class	181,488	1,710,529	465,150	317,224	29,383	22,874	2,110,699
Great-West S&P 500® Index Fund Initial Class	902,601	12,833,903	3,045,645	741,799	308,812	95,397	15,696,223
Great-West S&P Mid Cap 400® Index Fund Initial Class	448,609	5,496,609	1,243,246	276,262	121,362	24,462	6,756,045
Great-West S&P Small Cap 600® Index Fund Initial Class	368,128	3,974,617	1,157,313	276,216	108,615	16,325	4,881,377
Great-West Short Duration Bond Fund Initial Class	9,952	84,049	27,860	8,615	19	686	103,497
Great-West T. Rowe Price Equity Income Fund Initial Class	206,837	3,525,204	872,973	222,168	74,045	33,031	4,310,487
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	70,574	1,349,599	336,424	95,359	30,149	—	1,649,309
Great-West Templeton Global Bond Fund Initial Class	54,665	436,578	135,802	47,694	423	217	536,261
					$1,101,680	$313,416	$73,844,639

Semi-Annual Report - June 30, 2014

Great-West Lifetime 2045 Fund I
Affiliate	Shares Held 6/30/2014	Fair Value 12/31/2013	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends Received	Fair Value 6/30/2014
Great-West American Century Growth Fund Initial Class	303,723	$3,433,596	$605,149	$177,243	$70,670	$6,143	$4,018,254
Great-West Ariel Mid Cap Value Fund	563,216	847,569	181,646	65,568	3,994	4,134	991,261
Great-West Bond Index Fund Initial Class	569,738	6,575,896	1,487,782	513,787	(12,511)	70,851	7,759,826
Great-West Federated Bond Fund Initial Class	431,237	3,947,302	870,276	313,915	(12,506)	54,336	4,653,044
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	296,227	3,402,829	507,463	300,059	(11,429)	8,778	3,984,256
Great-West International Index Fund Initial Class	1,069,842	10,945,116	2,050,946	738,323	92,709	—	12,731,120
Great-West Loomis Sayles Bond Fund Initial Class	217,634	2,638,843	559,249	198,351	4,408	46,435	3,129,572
Great-West Loomis Sayles Small Cap Value Fund Initial Class	72,739	1,771,466	400,299	110,918	63,589	4,451	2,086,891
Great-West MFS International Growth Fund Initial Class	221,506	2,466,948	520,731	176,006	15,332	—	2,870,720
Great-West MFS International Value Fund Initial Class	299,493	3,004,981	566,529	193,361	53,376	—	3,510,057
Great-West Multi-Manager Large Cap Growth Fund Initial Class	452,498	3,442,775	701,238	277,479	(8,411)	3,170	4,022,706
Great-West Putnam Equity Income Fund Initial Class	326,948	4,192,163	668,225	222,274	82,639	26,958	4,894,411
Great-West Putnam High Yield Bond Fund Initial Class	356,104	2,638,697	617,186	189,588	16,078	68,052	3,126,594
Great-West Real Estate Index Fund Initial Class	220,051	2,172,202	336,511	281,714	25,796	27,826	2,559,193
Great-West S&P 500® Index Fund Initial Class	1,028,234	15,279,338	2,553,344	696,562	290,072	108,297	17,880,984
Great-West S&P Mid Cap 400® Index Fund Initial Class	510,310	6,534,369	1,181,659	375,367	153,757	27,700	7,685,277
Great-West S&P Small Cap 600® Index Fund Initial Class	482,179	5,432,657	1,348,433	372,200	204,839	21,316	6,393,694
Great-West T. Rowe Price Equity Income Fund Initial Class	235,312	4,191,406	748,337	219,947	61,788	37,450	4,903,898
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	80,358	1,606,544	314,744	111,448	40,529	—	1,877,960
Great-West Templeton Global Bond Fund Initial Class	194,127	1,627,429	343,978	110,199	355	774	1,904,391
					$1,135,074	$516,671	$100,984,109

Semi-Annual Report - June 30, 2014

Great-West Lifetime 2045 Fund II
Affiliate	Shares Held 6/30/2014	Fair Value 12/31/2013	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends Received	Fair Value 6/30/2014
Great-West American Century Growth Fund Initial Class	1,689,422	$18,670,486	$3,047,041	$477,055	$122,385	$34,160	$22,351,058
Great-West Ariel Mid Cap Value Fund	3,138,678	4,615,373	924,649	181,988	12,288	23,019	5,524,073
Great-West Bond Index Fund Initial Class	1,421,160	15,977,081	3,590,996	692,027	(11,496)	175,432	19,356,203
Great-West Federated Bond Fund Initial Class	1,075,610	9,589,454	2,106,955	437,706	(21,147)	134,540	11,605,834
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	1,643,637	18,465,478	2,474,889	834,021	(32,094)	48,712	22,106,923
Great-West International Index Fund Initial Class	5,960,391	59,586,346	10,360,369	1,873,955	267,316	—	70,928,651
Great-West Loomis Sayles Bond Fund Initial Class	543,201	6,404,563	1,339,125	252,319	2,907	115,638	7,811,233
Great-West Loomis Sayles Small Cap Value Fund Initial Class	403,150	9,591,337	1,914,280	327,142	106,058	24,641	11,566,361
Great-West MFS International Growth Fund Initial Class	1,230,244	13,382,910	2,658,939	453,004	63,407	—	15,943,959
Great-West MFS International Value Fund Initial Class	1,669,240	16,371,625	2,895,837	565,583	160,049	—	19,563,496
Great-West Multi-Manager Large Cap Growth Fund Initial Class	2,515,678	18,775,940	3,508,403	1,004,506	(289,612)	17,633	22,364,376
Great-West Putnam Equity Income Fund Initial Class	1,820,930	22,788,396	3,398,399	574,682	215,881	150,042	27,259,327
Great-West Putnam High Yield Bond Fund Initial Class	881,213	6,349,941	1,492,250	256,750	26,429	168,086	7,737,049
Great-West Real Estate Index Fund Initial Class	1,080,891	10,365,062	1,471,361	885,974	72,721	136,554	12,570,761
Great-West S&P 500® Index Fund Initial Class	5,709,763	82,811,281	13,068,061	1,367,261	884,016	601,246	99,292,780
Great-West S&P Mid Cap 400® Index Fund Initial Class	2,835,477	35,439,132	5,653,167	762,345	330,526	153,739	42,702,290
Great-West S&P Small Cap 600® Index Fund Initial Class	2,681,429	29,429,214	6,664,129	1,139,619	442,021	118,525	35,555,745
Great-West T. Rowe Price Equity Income Fund Initial Class	1,309,556	22,764,948	3,778,292	420,943	197,602	208,388	27,291,137
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	444,852	8,685,391	1,524,734	322,129	67,293	—	10,396,203
Great-West Templeton Global Bond Fund Initial Class	484,256	3,953,934	822,020	143,238	(7,103)	1,926	4,750,553
					$2,609,447	$2,112,281	$496,678,012

Semi-Annual Report - June 30, 2014

Great-West Lifetime 2045 Fund III
Affiliate	Shares Held 6/30/2014	Fair Value 12/31/2013	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends Received	Fair Value 6/30/2014
Great-West American Century Growth Fund Initial Class	152,108	$1,573,975	$374,565	$36,886	$7,389	$3,087	$2,012,393
Great-West Ariel Mid Cap Value Fund	284,417	390,923	111,330	16,363	1,226	2,087	500,574
Great-West Bond Index Fund Initial Class	70,907	743,020	245,115	46,384	(1,422)	8,706	965,756
Great-West Federated Bond Fund Initial Class	53,765	446,745	143,066	26,440	(1,054)	6,689	580,123
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	148,157	1,563,776	330,583	76,538	(1,910)	4,403	1,992,716
Great-West International Index Fund Initial Class	536,956	5,032,479	1,272,524	142,221	47,682	—	6,389,779
Great-West Loomis Sayles Bond Fund Initial Class	26,930	297,184	91,884	16,922	375	5,781	387,260
Great-West Loomis Sayles Small Cap Value Fund Initial Class	36,445	811,391	239,394	37,922	11,177	2,229	1,045,615
Great-West MFS International Growth Fund Initial Class	111,133	1,133,238	316,255	36,968	9,764	—	1,440,286
Great-West MFS International Value Fund Initial Class	150,153	1,377,329	355,800	48,997	14,006	—	1,759,795
Great-West Multi-Manager Large Cap Growth Fund Initial Class	226,584	1,599,633	406,863	57,962	4,358	1,594	2,014,329
Great-West Putnam Equity Income Fund Initial Class	164,287	1,921,463	445,472	51,093	20,952	13,586	2,459,374
Great-West Putnam High Yield Bond Fund Initial Class	44,666	301,376	99,742	15,947	1,505	8,595	392,168
Great-West Real Estate Index Fund Initial Class	91,985	824,468	213,122	98,283	9,240	11,671	1,069,782
Great-West S&P 500® Index Fund Initial Class	514,768	6,970,156	1,660,964	125,807	52,697	54,388	8,951,810
Great-West S&P Mid Cap 400® Index Fund Initial Class	256,002	2,987,917	751,072	84,204	37,446	13,914	3,855,386
Great-West S&P Small Cap 600® Index Fund Initial Class	241,819	2,482,494	802,401	124,112	46,438	10,661	3,206,515
Great-West T. Rowe Price Equity Income Fund Initial Class	118,160	1,919,582	477,446	41,043	14,547	18,867	2,462,464
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	40,165	733,597	196,570	32,522	9,651	—	938,647
Great-West Templeton Global Bond Fund Initial Class	24,362	185,157	55,976	7,594	28	97	238,988
					$284,095	$166,355	$42,663,760

Semi-Annual Report - June 30, 2014

Great-West Lifetime 2055 Fund I
Affiliate	Shares Held 6/30/2014	Fair Value 12/31/2013	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends Received	Fair Value 6/30/2014
Great-West American Century Growth Fund Initial Class	86,097	$860,427	$297,524	$68,707	$14,000	$1,731	$1,139,056
Great-West Ariel Mid Cap Value Fund	159,651	211,780	80,970	19,934	1,200	1,167	280,985
Great-West Bond Index Fund Initial Class	136,872	1,388,541	582,887	158,160	(6,275)	16,739	1,864,199
Great-West Federated Bond Fund Initial Class	103,594	833,600	342,841	91,796	(2,141)	12,834	1,117,781
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	83,898	855,418	255,838	86,694	(3,583)	2,469	1,128,434
Great-West International Index Fund Initial Class	349,324	3,133,966	1,132,743	220,301	72,689	—	4,156,960
Great-West Loomis Sayles Bond Fund Initial Class	52,348	557,370	221,177	55,245	1,174	11,124	752,764
Great-West Loomis Sayles Small Cap Value Fund Initial Class	23,381	503,908	191,067	40,940	12,914	1,431	670,790
Great-West MFS International Growth Fund Initial Class	72,073	704,512	270,280	52,622	13,187	—	934,063
Great-West MFS International Value Fund Initial Class	97,568	860,678	308,384	66,989	18,361	—	1,143,500
Great-West Multi-Manager Large Cap Growth Fund Initial Class	128,149	871,833	319,601	90,905	3,512	893	1,139,240
Great-West Putnam Equity Income Fund Initial Class	93,063	1,050,181	342,443	64,133	30,146	7,610	1,393,147
Great-West Putnam High Yield Bond Fund Initial Class	85,671	557,200	235,492	55,435	2,068	16,303	752,189
Great-West Real Estate Index Fund Initial Class	59,116	513,382	157,322	68,262	5,729	7,457	687,522
Great-West S&P 500® Index Fund Initial Class	290,564	3,803,661	1,272,921	212,117	100,925	30,420	5,052,912
Great-West S&P Mid Cap 400® Index Fund Initial Class	144,318	1,631,135	553,140	100,935	49,456	7,792	2,173,426
Great-West S&P Small Cap 600® Index Fund Initial Class	155,326	1,545,156	640,604	139,028	51,650	6,882	2,059,622
Great-West T. Rowe Price Equity Income Fund Initial Class	66,852	1,049,532	361,774	67,781	19,976	10,577	1,393,199
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	22,757	400,857	144,834	33,313	10,507	—	531,833
Great-West Templeton Global Bond Fund Initial Class	55,721	409,909	163,847	39,740	(45)	221	546,623
					$395,450	$135,650	$28,918,245

Semi-Annual Report - June 30, 2014

Great-West Lifetime 2055 Fund II
Affiliate	Shares Held 6/30/2014	Fair Value 12/31/2013	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends Received	Fair Value 6/30/2014
Great-West American Century Growth Fund Initial Class	422,427	$4,462,474	$1,060,098	$186,394	$53,221	$8,510	$5,588,704
Great-West Ariel Mid Cap Value Fund	789,037	1,104,706	298,074	56,294	3,597	5,755	1,388,706
Great-West Bond Index Fund Initial Class	326,970	3,486,532	1,037,841	180,397	(4,793)	39,791	4,453,327
Great-West Federated Bond Fund Initial Class	246,842	2,087,660	611,715	114,165	(5,802)	30,427	2,663,431
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	411,799	4,442,279	917,804	320,749	(15,643)	12,150	5,538,695
Great-West International Index Fund Initial Class	1,714,452	16,310,804	4,254,768	928,004	117,442	—	20,401,977
Great-West Loomis Sayles Bond Fund Initial Class	125,544	1,404,004	398,478	68,532	887	26,715	1,805,329
Great-West Loomis Sayles Small Cap Value Fund Initial Class	114,579	2,603,577	688,904	114,015	32,042	6,994	3,287,271
Great-West MFS International Growth Fund Initial Class	354,267	3,668,937	1,017,206	194,953	19,030	—	4,591,297
Great-West MFS International Value Fund Initial Class	479,711	4,480,604	1,156,867	238,365	66,291	—	5,622,216
Great-West Multi-Manager Large Cap Growth Fund Initial Class	628,812	4,546,630	1,168,731	390,063	(64,714)	4,393	5,590,136
Great-West Putnam Equity Income Fund Initial Class	456,742	5,440,075	1,257,993	232,845	86,789	37,432	6,837,427
Great-West Putnam High Yield Bond Fund Initial Class	203,435	1,389,895	429,993	65,642	7,103	38,773	1,786,156
Great-West Real Estate Index Fund Initial Class	254,000	2,316,588	460,640	193,741	13,608	32,029	2,954,020
Great-West S&P 500® Index Fund Initial Class	1,433,404	19,751,137	4,690,215	640,305	276,834	150,334	24,926,903
Great-West S&P Mid Cap 400® Index Fund Initial Class	709,440	8,440,465	1,967,286	276,469	117,055	38,363	10,684,161
Great-West S&P Small Cap 600® Index Fund Initial Class	763,307	7,981,198	2,388,443	407,776	142,783	33,717	10,121,447
Great-West T. Rowe Price Equity Income Fund Initial Class	328,200	5,433,413	1,336,040	204,966	61,907	52,014	6,839,694
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	111,490	2,073,779	513,344	107,350	16,423	—	2,605,514
Great-West Templeton Global Bond Fund Initial Class	132,792	1,027,788	294,934	48,141	1,710	527	1,302,685
					$925,770	$517,924	$128,989,096

Semi-Annual Report - June 30, 2014

Great-West Lifetime 2055 Fund III
Affiliate	Shares Held 6/30/2014	Fair Value 12/31/2013	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends Received	Fair Value 6/30/2014
Great-West American Century Growth Fund Initial Class	21,846	$203,224	$83,042	$10,890	$1,635	$438	$289,018
Great-West Ariel Mid Cap Value Fund	40,933	50,287	22,656	3,120	146	297	72,043
Great-West Bond Index Fund Initial Class	10,215	96,298	51,220	12,002	(529)	1,243	139,128
Great-West Federated Bond Fund Initial Class	7,718	57,674	30,308	7,015	(159)	951	83,270
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	21,305	203,906	73,743	16,178	(701)	625	286,552
Great-West International Index Fund Initial Class	88,803	737,821	348,770	57,164	18,349	—	1,056,753
Great-West Loomis Sayles Bond Fund Initial Class	3,912	38,712	19,457	3,982	91	832	56,255
Great-West Loomis Sayles Small Cap Value Fund Initial Class	5,937	118,738	50,499	4,807	1,360	360	170,328
Great-West MFS International Growth Fund Initial Class	18,335	166,026	79,770	12,027	2,558	—	237,623
Great-West MFS International Value Fund Initial Class	24,817	202,740	94,433	16,618	4,564	—	290,858
Great-West Multi-Manager Large Cap Growth Fund Initial Class	32,512	211,166	86,076	17,822	255	226	289,031
Great-West Putnam Equity Income Fund Initial Class	23,603	246,738	102,029	14,164	4,589	1,925	353,337
Great-West Putnam High Yield Bond Fund Initial Class	6,402	38,702	20,462	3,958	135	1,219	56,211
Great-West Real Estate Index Fund Initial Class	11,953	96,337	38,114	11,535	1,148	1,507	139,015
Great-West S&P 500® Index Fund Initial Class	73,925	895,173	378,101	44,709	14,249	7,723	1,285,552
Great-West S&P Mid Cap 400® Index Fund Initial Class	36,690	383,873	155,733	15,624	5,121	1,972	552,560
Great-West S&P Small Cap 600® Index Fund Initial Class	39,461	363,529	167,199	16,368	6,538	1,728	523,248
Great-West T. Rowe Price Equity Income Fund Initial Class	16,954	246,472	107,755	14,167	4,169	2,675	353,329
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	5,764	94,171	40,744	5,743	1,417	—	134,697
Great-West Templeton Global Bond Fund Initial Class	4,196	28,599	14,583	2,976	(8)	17	41,164
					$64,927	$23,738	$6,409,972

Semi-Annual Report - June 30, 2014

3. PURCHASES & SALES OF INVESTMENTS

For the period ended June 30, 2014, the aggregate cost of purchases and proceeds from sales of investments were as follows:

	Purchases	Sales
Great-West Lifetime 2015 Fund I	$30,574,873	$26,950,760
Great-West Lifetime 2015 Fund II	112,354,305	72,740,094
Great-West Lifetime 2015 Fund III	15,120,677	6,516,738
Great-West Lifetime 2025 Fund I	44,118,875	35,242,545
Great-West Lifetime 2025 Fund II	193,632,896	65,629,117
Great-West Lifetime 2025 Fund III	30,606,861	9,587,183
Great-West Lifetime 2035 Fund I	38,647,650	25,277,388
Great-West Lifetime 2035 Fund II	170,760,596	41,936,535
Great-West Lifetime 2035 Fund III	20,023,780	7,901,996
Great-West Lifetime 2045 Fund I	21,581,838	9,454,201
Great-West Lifetime 2045 Fund II	96,399,390	24,608,047
Great-West Lifetime 2045 Fund III	11,465,977	2,253,940
Great-West Lifetime 2055 Fund I	10,428,143	2,987,169
Great-West Lifetime 2055 Fund II	34,841,667	8,697,994
Great-West Lifetime 2055 Fund III	2,666,271	535,966

4. UNREALIZED APPRECIATION (DEPRECIATION)

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investments for federal income tax purposes as of June 30, 2014 were as follows:

	Cost For Income Tax Purposes	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation
Great-West Lifetime 2015 Fund I	$211,999,537	$12,038,267	$(3,584,274)	$8,453,993
Great-West Lifetime 2015 Fund II	945,994,402	83,063,618	(12,737,204)	70,326,414
Great-West Lifetime 2015 Fund III	40,255,482	2,299,534	(408,609)	1,890,925
Great-West Lifetime 2025 Fund I	289,944,532	24,423,403	(3,310,045)	21,113,358
Great-West Lifetime 2025 Fund II	1,420,483,645	181,106,598	(11,736,277)	169,370,321
Great-West Lifetime 2025 Fund III	89,629,975	10,572,509	(491,809)	10,080,700
Great-West Lifetime 2035 Fund I	218,328,921	28,490,445	(1,497,216)	26,993,229
Great-West Lifetime 2035 Fund II	1,070,245,130	184,633,633	(5,272,017)	179,361,616
Great-West Lifetime 2035 Fund III	80,982,919	13,484,978	(224,224)	13,260,754
Great-West Lifetime 2045 Fund I	111,972,185	17,433,140	(497,708)	16,935,432
Great-West Lifetime 2045 Fund II	546,583,452	98,226,629	(1,990,035)	96,236,594
Great-West Lifetime 2045 Fund III	47,244,075	8,469,440	(85,823)	8,383,617
Great-West Lifetime 2055 Fund I	33,969,969	4,206,847	(165,235)	4,041,612
Great-West Lifetime 2055 Fund II	148,917,691	23,136,752	(492,521)	22,644,231
Great-West Lifetime 2055 Fund III	7,720,499	883,970	(22,322)	861,648

Semi-Annual Report - June 30, 2014

Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, including the Directors who are not interested persons of Great-West Funds (the “Independent Directors”), at a meeting held on April 17, 2014 (the “Meeting”), approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between Great-West Funds and Great-West Capital Management, LLC (“GWCM”).
Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Great-West Lifetime 2015 Fund I, Great-West Lifetime 2015 Fund II, Great-West Lifetime 2015 Fund III, Great-West Lifetime 2025 Fund I, Great-West Lifetime 2025 Fund II, Great-West Lifetime 2025 Fund III, Great-West Lifetime 2035 Fund  I, Great-West Lifetime 2035 Fund II, Great-West Lifetime 2035 Fund  III, Great-West Lifetime 2045 Fund I, Great-West Lifetime 2045 Fund II, Great-West Lifetime 2045 Fund III, Great-West Lifetime 2055 Fund I, Great-West Lifetime 2055 Fund II and Great-West Lifetime 2055 Fund III (each a “Fund,” collectively, the “Funds”) in accordance with their investment objectives, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Funds.
On March 25, 2014, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by GWCM in connection with the proposed continuation of the Advisory Agreement and with representatives of Lipper, Inc. (“Lipper”), an independent provider of investment company data, and the GWCM Asset Allocation Committee to review comparative information on each Fund’s investment performance, fees and expenses. The Independent Directors also considered additional information provided in response to their requests made following the March meeting.
In approving the continuation of the Advisory Agreement, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Advisory Agreement. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approval was based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.
Based upon its review of the Advisory Agreement and the information provided to it, the Board concluded that the Advisory Agreement was fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Advisory Agreement are discussed below.

Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Funds by GWCM. Among other things, the Board considered GWCM’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Funds, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Funds. The Board also reviewed the qualifications, background and responsibilities of the senior personnel serving the Funds and the portfolio management team responsible for the day-to-day management of the Funds. In addition, the Board considered GWCM’s reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures. Consideration also was given to the fact that the Board meets with representatives of GWCM at regular Board meetings held throughout the year to discuss portfolio management strategies and performance. Additionally, the quality of GWCM’s communications with the Board, as well as the GWCM’s responsiveness to the Board, was taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Funds by GWCM.
Investment Performance
The Board considered the investment performance of the Funds. The Board reviewed performance information for the Class T Shares of each Fund as compared against its benchmark index and the performance of a peer group of funds selected by Lipper. This information included annualized returns for the one- and three- year periods ended December 31, 2013. In evaluating the performance of the Fund, the Board noted how each Fund performed relative to the returns of the applicable benchmark and peer group. In addition, the Board noted that it also had received and discussed at periodic intervals information comparing each Fund’s performance to that of its benchmark index.
The Board noted that, with respect to the Great-West Lifetime 2015 Fund I, although the Fund underperformed its benchmark index for the three-year period ended December 31, 2013 and was in the fourth and third quartiles of its peer group, respectively, for the one- and three-year periods ended December 31, 2013 (the first quartile being the best performers and the fourth quartile being the worst performers) , the Fund outperformed its benchmark index for the one-year period ended December 31, 2013.
For the Great-West Lifetime 2015 Fund II, the Board noted that the Fund was in the third and second quartiles of its peer group, respectively, for the one- and three-year periods ended December 31, 2013 and underperformed its benchmark index for the same periods.
For the Great-West Lifetime 2015 Fund III, the Board noted that the Fund was in the second quartile of its peer group for the one- and three- year periods ended December 31, 2013 and underperformed its benchmark index for the same periods.
For the Great-West Lifetime 2025 I, the Board noted that, although the Fund was in the fourth quartile of its peer group for the one- and three- year periods ended December 31, 2013 and underperformed its benchmark index for the three-year period ended December 31, 2013, the Fund outperformed its benchmark index for the one-year period ended December 31, 2013.
For the Great-West Lifetime 2025 Fund II, the Board noted that the Fund was in the third and second quartiles of its peer group, respectively, for the one- and three-year periods ended December 31, 2013 and underperformed its benchmark index for the same periods.
For the Great-West Lifetime 2025 Fund III, the Board noted that although the Fund underperformed its benchmark index for the one- and three- year periods ended December 31, 2013, the Fund was in the first quartile of its peer group for the same periods.

For the Great-West Lifetime 2035 Fund I, although the Fund underperformed its benchmark index for the three-year period ended December 31, 2013 and was in the fourth and third quartile of its peer group, respectively, for the one- and three-year periods ended December 31, 2013, the Fund outperformed its benchmark index for the one-year period ended December 31, 2013.
For the Great-West Lifetime 2035 Fund II, the Board noted that the Fund was in the third and second quartiles of its peer group, respectively, for the one- and three-year periods ended December 31, 2013 and underperformed its benchmark index for the same periods.
For the Great-West Lifetime 2035 Fund III, the Board noted that although the Fund underperformed its benchmark index for the one- and three- year periods ended December 31, 2013, the Fund was in the first quartile of its peer group for the same periods.
For the Great-West Lifetime 2045 Fund I, although the Fund underperformed its benchmark index for the three-year period ended December 31, 2013 and was in the fourth and third quartiles of its peer group, respectively, for the one- and three-year periods ended December 31, 2013, the Fund outperformed its benchmark index for the one-year period ended December 31, 2013.
For the Great-West Lifetime 2045 Fund II, the Board noted that the Fund was in the third and second quartiles of its peer group, respectively, for the one- and three-year periods ended December 31, 2013 and underperformed its benchmark index for the same periods.
For the Great-West Lifetime 2045 Fund III, the Board noted that although the Fund underperformed its benchmark index for the one- and three- year periods ended December 31, 2013, the Fund was in the second quartile of its peer group for the same periods.
For the Great-West Lifetime 2055 Fund I, although the Fund underperformed its benchmark index for the three-year period ended December 31, 2013 and was in the fourth quartile of its peer group for the one- and three-year periods ended December 31, 2013, the Fund outperformed its benchmark index for the one-year period ended December 31, 2013.
For the Great-West Lifetime 2055 Fund II, the Board noted that the Fund was in the third quartile of its peer group for the one- and three-year periods ended December 31, 2013 and underperformed its benchmark index for the same periods.
For the Great-West Lifetime 2055 Fund III, the Board noted that the Fund was in the third and second quartiles of its peer group, respectively, for the one- and three-year periods ended December 31, 2013 and underperformed its benchmark index for the same periods.
The Board determined that it was satisfied with the investment performance of the Funds.
Costs and Profitability
The Board considered the costs of services provided and profits estimated to have been realized by GWCM from its relationship with the Funds. With respect to the costs of services, the Board considered the unified investment management fee structure of the Fund and the level of the investment management fees payable by the Funds. In evaluating the management fee and total expense ratio of each Fund’s Class T Shares, the Board considered the fees payable by and the total expense ratios of a peer group of funds managed by other investment advisers, as determined by Lipper, and of the entire Lipper peer universe. Specifically, the Board considered each Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) and each Fund’s management fee less certain non-management expenses such as audit and legal expenses (the “Management Fee Less Non-Management Expenses”) in comparison to the contractual management fees of the peer group of funds and each Fund’s total expense ratio, including underlying fund fees and expenses, in comparison to the peer group funds’ total expense ratios including underlying fund fees and expenses. The Board also considered each Fund’s total expense ratio in comparison to the average and median expense ratios for all funds in the peer group and peer universe.
Based on the information provided, the Board noted that for the Great West Lifetime 2015 Fund I, although the Fund’s Contractual Management Fee was greater than the average and median contractual management fee of its peer group of funds, the Fund’s Management Fee Less Non-Management Expenses was less than the average and the same as the median contractual management fee of its peer group of funds. In addition, the Board noted that the Fund’s total annual operating expense ratio was in the second quartile of its peer group (with the first quartile being the lowest expenses and the fourth quartile being the highest expenses) and was below the average and median expense ratio of its peer group and peer universe of funds.
For the Great West Lifetime 2015 Fund II, although the Fund’s Contractual Management Fee was greater than the average and median contractual management fee of its peer group of funds and the Fund’s Management Fee Less Non-Management Expenses was greater than the median contractual management fee of its peer group of funds, the Fund’s Management Fee Less Non-Management Expenses was less than the average contractual management fee of its peer group of funds. In addition, the Board noted that the Fund’s total annual operating expense ratio was in the second quartile of its peer group (with the first quartile being the lowest expenses and the fourth quartile being the highest expenses) and was below the average and median expense ratio of its peer group and peer universe of funds.
For the Great West Lifetime 2015 Fund III, although the Fund’s Contractual Management Fee was greater than the average and median contractual management fee of its peer group of funds, the Fund’s Management Fee Less Non-Management Expenses was less than the average and the median contractual management fee of its peer group of funds. In addition, the Board noted that the Fund’s total annual operating expense ratio was in the second quartile of its peer group (with the first quartile being the lowest expenses and the fourth quartile being the highest expenses) and was below the average and median expense ratio of its peer group and peer universe of funds.
For the Great West Lifetime 2025 Fund I, although the Fund’s Contractual Management Fee was greater than the average and median contractual management fee of its peer group of funds and the Fund’s Management Fee Less Non-Management Expenses was greater than the median contractual management fee of its peer group of funds, the Fund’s Management Fee Less Non-Management Expenses was less than the average contractual management fee of its peer group of funds. In addition, the Board noted that the Fund’s total annual operating expense ratio was in the second quartile of its peer group (with the first quartile being the lowest expenses and the fourth quartile being the highest expenses) and was below the average and median expense ratio of its peer group and peer universe of funds.
For the Great West Lifetime 2025 Fund II, although the Fund’s Contractual Management Fee was greater than the average and median contractual management fee of its peer group of funds and the Fund’s Management Fee Less Non-Management Expenses was greater than the median contractual management fee of its peer group of funds, the Fund’s Management Fee Less Non-Management Expenses was less than the average contractual management fee of its peer group of funds. In addition, the Board noted that the Fund’s total annual operating expense ratio was in the second quartile of its peer group (with the first quartile being the lowest expenses and the fourth quartile being the highest expenses) and was below the average and median expense ratio of its peer group and peer universe of funds.
For the Great West Lifetime 2025 Fund III, although the Fund’s Contractual Management Fee was greater than the average and median contractual management fee of its peer group of funds, the Fund’s Management Fee Less Non-Management Expenses was less than the average and the median contractual management fee of its peer group of funds. In addition, the Board noted that the Fund’s total annual operating expense ratio was in the second quartile of its peer group (with the first quartile being the lowest expenses and the fourth quartile being the highest expenses) and was below the average and median expense ratio of its peer group and peer universe of funds.

For the Great West Lifetime 2035 Fund I, although the Fund’s Contractual Management Fee was greater than the average and median contractual management fee of its peer group of funds and the Fund’s Management Fee Less Non-Management Expenses was greater than the median contractual management fee of its peer group of funds, the Fund’s Management Fee Less Non-Management Expenses was less than the average contractual management fee of its peer group of funds. In addition, the Board noted that the Fund’s total annual operating expense ratio was in the second quartile of its peer group (with the first quartile being the lowest expenses and the fourth quartile being the highest expenses) and was below the average and median expense ratio of its peer group and peer universe of funds.
For the Great West Lifetime 2035 Fund II, although the Fund’s Contractual Management Fee was greater than the average and median contractual management fee of its peer group of funds and the Fund’s Management Fee Less Non-Management Expenses was greater than the median contractual management fee of its peer group of funds, the Fund’s Management Fee Less Non-Management Expenses was the same as the average contractual management fee of its peer group of funds. In addition, the Board noted that the Fund’s total annual operating expense ratio was in the second quartile of its peer group (with the first quartile being the lowest expenses and the fourth quartile being the highest expenses) and was below the average and median expense ratio of its peer group and peer universe of funds.
For the Great West Lifetime 2035 Fund III, although the Fund’s Contractual Management Fee was greater than the average and median contractual management fee of its peer group of funds and the Fund’s Management Fee Less Non-Management Expenses was greater than the median contractual management fee of its peer group of funds, the Fund’s Management Fee Less Non-Management Expenses was less than the average contractual management fee of its peer group of funds. In addition, the Board noted that the Fund’s total annual operating expense ratio was in the second quartile of its peer group (with the first quartile being the lowest expenses and the fourth quartile being the highest expenses) and was below the average and median expense ratio of its peer group and peer universe of funds.
For the Great West Lifetime 2045 Fund I, although the Fund’s Contractual Management Fee was greater than the average and median contractual management fee of its peer group of funds, the Fund’s Management Fee Less Non-Management Expenses was less than the average and the same as the median contractual management fee of its peer group of funds. In addition, the Board noted that the Fund’s total annual operating expense ratio was in the second quartile of its peer group (with the first quartile being the lowest expenses and the fourth quartile being the highest expenses) and was below the average and median expense ratio of its peer group and peer universe of funds.
For the Great West Lifetime 2045 Fund II, although the Fund’s Contractual Management Fee was greater than the average and median contractual management fee of its peer group of funds and the Fund’s Management Fee Less Non-Management Expenses was greater than the median contractual management fee of its peer group of funds, the Fund’s Management Fee Less Non-Management Expenses was less than the average contractual management fee of its peer group of funds. In addition, the Board noted that the Fund’s total annual operating expense ratio was in the second quartile of its peer group (with the first quartile being the lowest expenses and the fourth quartile being the highest expenses) and was below the average and median expense ratio of its peer group and peer universe of funds.
For the Great West Lifetime 2045 Fund III, although the Fund’s Contractual Management Fee was greater than the average and median contractual management fee of its peer group of funds, the Fund’s Management Fee Less Non-Management Expenses was less than the average and the same as the median contractual management fee of its peer group of funds. In addition, the Board noted that the Fund’s total annual operating expense ratio was in the second quartile of its peer group (with the first quartile being the lowest expenses and the fourth quartile being the highest expenses) and was below the average and median expense ratio of its peer group and peer universe of funds.
For the Great West Lifetime 2055 Fund I, although the Fund’s Contractual Management Fee was greater than the average and median contractual management fee of its peer group of funds, the Fund’s Management

Fee Less Non-Management Expenses was less than the average and the same as the median contractual management fee of its peer group of funds. In addition, the Board noted that the Fund’s total annual operating expense ratio was in the fourth quartile of its peer group (with the first quartile being the lowest expenses and the fourth quartile being the highest expenses) and was greater than the average and median expense ratio of its peer group and peer universe of funds.
For the Great West Lifetime 2055 Fund II, although the Fund’s Contractual Management Fee was greater than the average and median contractual management fee of its peer group of funds, the Fund’s Management Fee Less Non-Management Expenses was less than the average and the same as the median contractual management fee of its peer group of funds. In addition, the Board noted that, although the Fund’s total annual operating expense ratio was in the fourth quartile of its peer group (with the first quartile being the lowest expenses and the fourth quartile being the highest expenses) and was greater than the average and median expense ratio of its peer group, the Fund’s total expense ratio was lower than the average and median ratio of its peer universe of funds.
For the Great West Lifetime 2055 Fund III, although the Fund’s Contractual Management Fee was greater than the average and median contractual management fee of its peer group of funds, the Fund’s Management Fee Less Non-Management Expenses was less than the average and the same as the median contractual management fee of its peer group of funds. In addition, the Board noted that, although the Fund’s total annual operating expense ratio was in the third quartile of its peer group (with the first quartile being the lowest expenses and the fourth quartile being the highest expenses) and was greater than the average and median expense ratio of its peer group, the Fund’s total expense ratio was lower than the average and median ratio of its peer universe of funds.
The Board also received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that GWCM does not manage other client accounts in the same investment style as the Funds.
The Board further considered the overall financial soundness of GWCM and the profits estimated to have been realized by GWCM and its affiliates. The Board reviewed the financial statements and profitability information from GWCM. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed GWCM’s profitability information compared against the revenues of certain publicly-traded advisers to fund complexes and considered that while GWCM’s profitability is reasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM were reasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board considered the extent to which economies of scale may be realized as the Funds grow and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management fees payable by the Fund, comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. Based on the information provided, the Board concluded, although there were no current breakpoints in the management fee, any economies of scale currently being realized were appropriately being reflected in the management fee paid by the Funds.

Other Factors
The Board considered ancillary benefits derived or to be derived by GWCM from its relationship with the Funds as part of the total mix of information evaluated by the Board. The Board noted where services were provided to the Funds by affiliates of GWCM. The Board took into account the fact that the Funds are used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWCM’s parent company, Great-West Life and Annuity Insurance Company, and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Funds’ management fees were reasonable, taking into account any ancillary benefits derived by GWCM.
Conclusion
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Agreement continue to be fair and reasonable and that the continuation of the Agreement is in the best interests of the Funds.

ITEM 2.    CODE OF ETHICS.

Not required in filing.

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.     INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7.     DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.     PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item 10.

ITEM 11. CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)
The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)    (1) Not required in filing.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GREAT-WEST FUNDS, INC.

By:    /s/ Charles Nelson
Charles Nelson
President and Chief Executive Officer

Date:    August 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ Charles Nelson
Charles Nelson
President and Chief Executive Officer

Date:    August 29, 2014

By:    /s/ Mary Maiers
Mary Maiers
Chief Financial Officer & Treasurer

Date: August 29, 2014